UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21449

Nuveen Municipal High Income Opportunity Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2026
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen AMT-Free Municipal Credit Income Fund
NVG
Nuveen Municipal Credit Income Fund
NZF
Nuveen Municipal High Income Opportunity Fund
NMZ
Nuveen Municipal Credit Opportunities Fund
NMCO
Nuveen Dynamic Municipal Opportunities Fund
NDMO

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance, Leverage and Holdings Summaries 7
Portfolios of Investments 18
Statement of Assets and Liabilities 203
Statement of Operations 205
Statement of Changes in Net Assets 206
Statement of Cash Flows 209
Financial Highlights 210
Notes to Financial Statements 218
Shareholder Meeting Report 235
Additional Fund Information 237
Glossary of Terms Used in this Report 238
Statement Regarding Basis for Approval of Investment Advisory Contract 240

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the Fund’s annual shareholder report.
Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Leverage and Holding Summaries section within this report.
NZF – Fund mergers: On April 29, 2026, the Fund’s Board of Trustees approved the mergers of Nuveen Minnesota Quality
Municipal Income Fund (NMS) and Nuveen Virginia Quality Municipal Income Fund (NPV) into NZF. Each merger is pending shareholder approval.
NMZ – Fund mergers: On September 17, 2025, the Fund’s Board of Trustees approved the mergers of Nuveen New Jersey Quality
Municipal Income Fund (NXJ), Nuveen Pennsylvania Quality Municipal Income Fund (NQP) and Nuveen Missouri Quality Municipal
Income Fund (NOM) into NMZ.  The mergers were approved by shareholders on April 2, 2026, and became effective before market open on April 27, 2026.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds’ distributions are current as of April 30, 2026. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares
(stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other
Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page ( https://www.nuveen.com/subscriptions ).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, the Funds were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
During the current reporting period, the Funds sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.
Refer to the Notes to Financial Statements for further details on Shelf Offerings and each Fund’s transactions.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NVG NZF NMZ NMCO NDMO
November $0.0790 $0.0795 $0.0655 $0.0685 $0.0620
December 0.0790 0.0795 0.0655 0.0685 0.0620
January 0.0790 0.0795 0.0655 0.0685 0.0620
February 0.0790 0.0795 0.0655 0.0685 0.0620
March 0.0790 0.0795 0.0655 0.0685 0.0620
April 0.0790 0.0795 0.0655 0.0685 0.0620
Total Distributions from Net Investment Income $0.4740 $0.4770 $0.3930 $0.4110 $0.3720
Yields
NVG NZF NMZ NMCO NDMO
Market Yield 7.51% 7.58% 7.72% 7.68% 7.18%
Taxable-Equivalent Yield 12.68% 12.80% 13.04% 12.96% 12.13%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
NVG NZF NMZ NMCO NDMO
Maximum aggregate offering Unlimited Unlimited* Unlimited $276,600,000 $363,900,000
*   For the period February 25, 2026 through April 30, 2026.
NVG NZF NMZ NMCO NDMO
Common shares sold through shelf offering 1,411,275 1,025,195 1,729,233 725,311 691,336
Weighted average premium to NAV per common share sold 0.73% 0.29% 1.12% 0.64% 0.47%

COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
Refer to the Notes to Financial Statements for further details on share repurchases and each Fund's transactions.

About the Funds’ Benchmarks
S&P Municipal Bond High Yield Index:
An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index:
An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of
Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the
Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s,
Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC,
CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen AMT-Free Municipal Credit Income
Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026
NVG
Performance*
* For purposes of Fund performance, relative results are measured against the NVG Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NVG at Common Share NAV 3/25/02 1.29% 7.36% (0.79)% 2.64%
NVG at Common Share Price 3/25/02 4.37% 14.38% (0.14)% 3.87%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 2.29%
NVG Blended Benchmark — 1.59% 6.03% 1.42% 2.97%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.63 $12.63 –% (0.46)%

Leverage and Holdings
Leverage
Effective Leverage 41.71%
Regulatory Leverage 39.23%
Fund Allocation
(% of net assets)
Municipal Bonds 166 .4%
Mortgage-Backed Securities 0 .3%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 3 .4%
Other Assets & Liabilities, Net 1.0%
Floating Rate Obligations (6.7)%
MFP Shares, Net ( 19 .0 ) %
VRDP Shares, Net ( 45 .4 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 9.7%
AA 30.3%
A 20.5%
BBB 12.7%
BB or Lower 7.7%
N/R (not rated) 19.1%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 18.5%
Tax Obligation/General 13.2%
Health Care 12.2%
Housing/Single Family 10.8%
Utilities 10.8%
Education and Civic
Organizations 9.3%
Transportation 8.4%
Other 16.6%
Mortgage-Backed Securities 0.2%
Variable Rate Senior Loan
Interests 0.0%
Total 100%

Nuveen Municipal Credit Income Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026
NZF
Performance*
* For purposes of Fund performance, relative results are measured against the NZF Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NZF at Common Share NAV 9/25/01 1.40% 7.53% (0.42)% 2.66%
NZF at Common Share Price 9/25/01 3.52% 14.18% 0.52% 3.84%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 2.29%
NZF Blended Benchmark — 1.59% 6.03% 1.42% 2.97%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.56 $12.59 0.24% (0.69)%

Leverage and Holdings
Leverage
Effective Leverage 40.62%
Regulatory Leverage 35.01%
Fund Allocation
(% of net assets)
Municipal Bonds 165 .3%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 3.0%
Floating Rate Obligations (14.5)%
MFP Shares, Net ( 26 .2 ) %
VRDP Shares, Net ( 27 .6 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 2.2%
AA 14.2%
A 34.7%
BBB 24.4%
BB or Lower 10.2%
N/R (not rated) 14.3%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 24.1%
Transportation 23.3%
Tax Obligation/Limited 19.5%
Utilities 9.4%
Tax Obligation/General 6.7%
U.S. Guaranteed 4.3%
Other 12.7%
Variable Rate Senior Loan
Interests 0.0%
Total 100%

Nuveen Municipal High Income Opportunity
Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026
NMZ
Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMZ at Common Share NAV 11/19/03 1.48% 6.84% (0.43)% 3.00%
NMZ at Common Share Price 11/19/03 (0.72)% 4.32% (1.28)% 2.72%
S&P Municipal Yield Index — 2.08% 6.53% 1.69% 3.88%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$10.37 $10.18 (1.83)% (0.01)%

Leverage and Holdings
Leverage
Effective Leverage 39.53%
Regulatory Leverage 26.56%
Fund Allocation
(% of net assets)
Municipal Bonds 160.1%
Exchange-Traded Funds 0.8%
Warrants 0.0%
Variable Rate Senior Loan
Interests 0.0%
Common Stocks 0.0%
Short-Term Municipal Bonds 0.1%
Other Assets & Liabilities, Net 3.8%
Floating Rate Obligations (28.7)%
AMTP Shares, Net (16.0)%
VRDP Shares, Net (20.1)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 1.8%
AA 19.7%
A 25.2%
BBB 11.3%
BB or Lower 5.9%
N/R (not rated) 35.6%
N/A (not applicable) 0.5%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 28.6%
Transportation 16.9%
Education and Civic
Organizations 13.3%
Health Care 10.7%
Tax Obligation/General 6.7%
Utilities 5.2%
Housing/Multifamily 3.9%
Other 14.2%
Exchange-Traded Funds 0.5%
Variable Rate Senior Loan
Interests 0.0%
Common Stocks 0.0%
Total 100%

Nuveen Municipal Credit Opportunities Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026
NMCO
Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NMCO at Common Share NAV 9/16/19 1.23% 4.61% (0.86)% 0.56%
NMCO at Common Share Price 9/16/19 1.84% 12.78% (0.16)% 0.92%
S&P Municipal Yield Index — 2.08% 6.53% 1.69% 2.84%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$10.64 $10.71 0.66% (0.82)%

Leverage and Holdings
Leverage
Effective Leverage 42.33%
Regulatory Leverage 40.42%
Fund Allocation
(% of net assets)
Municipal Bonds 166 .3%
Warrants 0 .0%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 7.0%
Floating Rate Obligations (5.5)%
MFP Shares, Net ( 67 .8 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AA 1.9%
A 4.8%
BBB 10.3%
BB or Lower 18.9%
N/R (not rated) 64.1%
N/A (not applicable) 0.0%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 30.3%
Education and Civic
Organizations 15.7%
Transportation 13.7%
Long-Term Care 7.9%
Health Care 6.6%
Consumer Staples 6.6%
Industrials 6.6%
Utilities 3.9%
Other 8.7%
Variable Rate Senior Loan
Interests 0.0%
Total 100%

Nuveen Dynamic Municipal Opportunities Fund
Fund Performance, Leverage and Holdings Summaries April 30, 2026
NDMO
Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2026
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NDMO at Common Share NAV 8/26/20 1.27% 6.05% (1.69)% 0.17%
NDMO at Common Share Price 8/26/20 1.38% 12.37% (2.27)% 0.37%
S&P Municipal Yield Index — 2.08% 6.53% 1.69% 2.73%
S&P Municipal Bond Index — 1.36% 6.03% 1.13% 1.38%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$10.36 $10.36 –% (1.10)%

Leverage and Holdings
Leverage
Effective Leverage 29.65%
Regulatory Leverage 27.73%
Fund Allocation
(% of net assets)
Municipal Bonds 142 .0%
Corporate Bonds 0 .1%
Warrants 0 .0%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net (0.0)%
Floating Rate Obligations (3.8)%
MFP Shares, Net ( 38 .3 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
AAA 2.9%
AA 18.0%
A 14.8%
BBB 11.0%
BB or Lower 7.7%
N/R (not rated) 45.6%
N/A (not applicable) 0.0%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 27.8%
Education and Civic
Organizations 14.9%
Tax Obligation/General 11.0%
Transportation 10.4%
Health Care 9.3%
Utilities 9.2%
Industrials 4.6%
Other 12.8%
Corporate Bonds 0.0%
Variable Rate Senior Loan
Interests 0.0%
Total 100%

Portfolio of Investments April 30, 2026
NVG
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 166.7% (98.0% of Total Investments)
MORTGAGE-BACKED SECURITIES - 0.3% (0.2% of Total Investments) –
$ 3,595,728 (a) Freddie Mac Multifamily, Series 2025 ML32 4.837% 03/25/42 $ 3,652,676
3,209,150 (a) FRETE 2025-ML30 Trust, Series 2025 ML30 4.783 07/25/42 3,314,753
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,980,591) 6,967,429
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4521264905 MUNICIPAL BONDS - 166.4% (97.8% of Total Investments) 4521264905
ALABAMA - 3.1% (1.9% of Total Investments)
1,825,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4.700 10/01/49 1,810,351
510,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4.800 10/01/54 511,086
1,470,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4.625 10/01/49 1,464,166
1,905,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4.500 10/01/49 1,890,555
1,910,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4.550 10/01/54 1,886,323
1,080,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
5.050 10/01/45 1,112,070
3,645,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6.000 09/01/45 3,644,743
850,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 821,757
6,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024E, (Mandatory Put 5/01/35)
5.000 12/01/55 6,901,652
7,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay Morgan Stanley Series 2022C-1, (Mandatory Put
6/01/29)
5.250 02/01/53 7,860,199
4,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 09/01/33 4,098,516
2,160,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 2,256,168
30,730,000 Lower Alabama Gas District, Alabama, Gas Project Revenue
Bonds, Series 2016A
5.000 09/01/46 31,771,526
7,170,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 5,029,677
2,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 2,049,629
3,590,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/30 3,838,363
1,610,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/35 1,735,239
925,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5.250 08/01/30 927,590
1,300,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5.500 08/01/35 1,303,122
4,220,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 4,251,519
TOTAL ALABAMA 85,164,251
ALASKA - 0.5% (0.3% of Total Investments)
2,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2024A-II
4.700 12/01/49 1,992,355
1,780,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4.000 06/01/39 1,784,482
2,490,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4.000 06/01/41 2,455,179

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 8,100,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4.000% 06/01/50 $ 6,872,142
435,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2
4.000 06/01/50 423,172
9,055,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0.000 06/01/66 1,028,912
TOTAL ALASKA 14,556,242
ARIZONA - 2.9% (1.7% of Total Investments)
1,475,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5.000 07/01/47 1,389,687
6,290,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5.000 07/01/54 5,659,491
2,360,000 (b),(c) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6.375 06/01/39 1,888,000
1,600,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4.700 10/01/51 1,601,672
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024C
4.650 10/01/49 992,524
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5.100 10/01/50 1,018,918
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5.150 10/01/53 1,022,884
3,142,196 (b),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 3,142,196
845,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.750 09/01/49 846,050
1,350,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/56 1,053,023
1,730,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/49 1,621,093
1,975,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/54 1,813,648
800,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5.000 07/01/47 740,617
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/37 7,198,539
8,755,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/39 10,590,096
620,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5.000 07/01/35 620,106
1,025,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5.000 07/01/46 978,873
1,130,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250 07/01/36 904,000
1,850,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.375 07/01/46 1,480,000
2,135,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.500 07/01/51 1,708,000

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,920,000 (b),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875% 07/01/51 $ 2,336,000
3,050,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 3,054,247
11,200,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5.250 08/01/50 11,936,565
5,000,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5.250 08/01/55 5,281,022
6,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/32 6,564,964
2,365,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 2,509,117
TOTAL ARIZONA 77,951,332
ARKANSAS - 0.7% (0.4% of Total Investments)
2,750,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 2,626,614
970,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4.600 07/01/49 960,844
2,500,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025B
5.000 07/01/50 2,538,421
2,635,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0.000 07/01/36 1,721,533
20,480,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0.000 07/01/46 7,391,300
1,945,000 Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series
2025
5.250 11/01/55 2,045,235
2,295,000 Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured
4.125 08/01/50 2,148,767
TOTAL ARKANSAS 19,432,714
CALIFORNIA - 12.2% (7.2% of Total Investments)
6,135,000 Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0.000 08/01/30 5,443,084
6,820,000 (d) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0.000 09/01/35 5,111,923
5,795,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/35 4,277,109
4,100,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/41 4,019,357
3,875,000 Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2022C - BAM
Insured
2.500 11/01/46 2,766,685
5,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 5,118,143
5,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5.000 02/01/55 5,390,518
2,215,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5.000 01/01/56 2,394,733

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000% 10/01/55 $ 4,048,004
3,325,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Fountains at Emerald Park, Senior
Lien Series 2021A-1
3.000 08/01/56 2,280,666
2,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-1
3.000 02/01/57 1,357,944
75,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5.000 06/01/49 74,528
50,460,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 8,331,274
1,500,000 California County Tobacco Securitization Agency, Tobacco
Settlement Bonds, Gold Country Settlement Funding
Corporation, Senior Series 2020A
4.000 06/01/49 1,310,800
1,375,000 California Department of Water Resources, Central Valley
Project Water System Revenue Bonds, 2026 General Bond
Resolution, Series 2026A
5.000 12/01/56 1,458,526
6,925,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2019V-1
5.000 05/01/49 7,844,568
12,940,000 (e) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2019V-1, (UB)
5.000 05/01/49 14,658,299
10,980,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2021V-2
5.000 04/01/51 12,317,848
8,300,000 (e) California Educational Facilities Authority, Revenue
Bonds,Stanford University, Refunding Series 2014U-6, (UB)
5.000 05/01/45 9,727,725
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A
5.000 08/15/54 1,000,346
1,000,000 California Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B
4.350 02/01/43 1,002,099
3,065,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5.000 07/01/31 3,067,231
1,000,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5.000 07/01/36 1,000,206
555,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5.000 07/01/41 553,210
195,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5.000 07/01/46 186,225
260,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5.000 06/01/36 260,161
435,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5.000 06/01/46 434,967
3,000,000 (b) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6.000 10/01/50 2,983,375
5,425,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5.000 11/21/45 5,518,646
2,050,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5.000 10/15/47 2,043,927
735,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
5.000 06/01/46 441,000
715,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2016A
5.000 06/01/36 715,129
570,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education - Obligated Group, Series 2017A
5.125 06/01/47 544,979

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 80,000 California State, General Obligation Bonds, Series 2002 - NPFG
Insured
5.000% 10/01/32 $ 80,149
5,000 California State, General Obligation Bonds, Series 2004 -
AMBAC Insured
5.000 04/01/31 5,010
5,860,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 5,861,333
41,755,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 41,754,482
7,130,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 7,197,659
3,380,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 3,608,874
5,530,000 (b) CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1
3.000 08/01/56 3,819,478
4,000,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3.000 12/01/56 2,640,489
3,410,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2005 Series
2010C - AGM Insured
0.000 08/01/33 2,720,239
1,000,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
5.000 08/01/55 1,046,035
14,375,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C - AGM Insured
0.000 08/01/39 8,696,399
2,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-1
3.600 05/01/47 1,679,335
5,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-2
3.250 05/01/57 3,452,667
5,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4.000 06/01/58 3,867,778
4,720,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3.400 10/01/46 3,809,562
15,985,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3.125 07/01/56 10,455,677
5,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-2
3.000 12/01/56 3,464,280
2,475,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3.250 10/01/58 1,748,885
12,500,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4.000 12/01/58 9,561,006
1,000,000 Desert Community College District, Riverside County,
California, General Obligation Bonds, Election of 2016 Series
2026
5.000 08/01/51 1,061,846
4,680,000 Desert Sands Unified School District, Riverside County,
California, General Obligation Bonds, Election of 2024 Series
2025
4.000 08/01/50 4,505,919
4,825,000 (f) Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2026B
4.000 08/01/51 4,570,500
15,000 El Monte City School District, Los Angeles County, California,
General Obligation Bonds, Election of 2024 Series 2026A
4.125 08/01/55 14,705

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,615,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A - AGM Insured
6.900% 08/01/31 $ 2,859,209
3,600,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A - AGM Insured
7.050 08/01/34 3,929,318
3,960,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0.000 01/15/34 3,100,707
5,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0.000 01/15/35 3,758,195
910,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6.850 01/15/42 1,084,982
4,595,000 Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Term Rate Sub-Series
2013B-1
3.500 01/15/53 3,771,252
7,860,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 776,141
1,825,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 1,822,331
1,175,000 Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2022, Series
2026B
4.375 08/01/53 1,155,097
2,225,000 Modesto, California, Wastewater Revenue Bonds, Series 2025 5.000 11/01/55 2,341,964
7,575,000 (g) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0.000 08/01/43 7,820,012
3,310,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6.500 11/01/39 4,011,009
605,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/26 600,655
530,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/26 526,193
270,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/26 268,061
540,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/26 536,121
3,960,000 Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured
0.000 08/01/26 3,934,209
225,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/28 211,423
110,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/28 103,362
170,000 (d) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0.000 08/01/28 159,742
1,715,000 Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured
0.000 08/01/28 1,617,139
3,905,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
4.250 08/15/38 3,910,092
2,560,000 Palo Alto, California, Certificates of Participation, Public Safety
Building, Series 2021
2.000 11/01/42 1,821,275

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,940,000 Palo Alto, California, Certificates of Participation, Public Safety
Building, Series 2021
2.125% 11/01/44 $ 1,350,186
7,935,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7.000 08/01/38 8,696,531
1,000,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0.000 06/01/41 536,051
1,100,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0.000 06/01/44 497,939
1,000,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0.000 06/01/45 426,918
820,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0.000 06/01/46 329,606
1,000,000 Pasadena Unified School District, Los Angeles County,
California, General Obligation Bonds, 2020 Election Series
2025D
5.250 08/01/50 1,079,982
9,145,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0.000 08/01/30 8,069,544
3,400,000 San Mateo County Community College District, California,
General Obligation Bonds, Series 2006C - NPFG Insured
0.000 09/01/30 3,012,256
4,340,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0.000 08/01/34 3,226,120
3,410,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
6.000 08/01/55 3,876,351
6,080,000 Savanna Elementary School District, Orange County, California,
General Obligation Bonds, Election 2008 Series 2012B - AGM
Insured
6.750 02/01/52 5,183,037
605,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 616,915
1,550,000 University of California, General Revenue Bonds, Series
2025CD
5.250 05/15/40 1,879,453
TOTAL CALIFORNIA 332,204,920
COLORADO - 9.9% (5.8% of Total Investments)
1,165,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5.500 12/01/46 1,299,201
4,165,000 Adams County, Colorado, Certificates of Participation, Series
2024
4.000 12/01/54 3,770,357
4,300,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.375 12/01/52 3,640,231
1,400,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,438,098
850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 854,247
806,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.500 12/01/36 806,635
1,175,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 1,175,492
1,140,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/37 1,140,463
5,465,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 5,464,623
4,475,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5.000 12/01/51 4,395,278
930,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3.625 08/01/46 757,169
1,165,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5.000 12/01/38 1,165,604

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,825,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Vanguard School Project, Refunding &
Improvement Series 2016
3.750% 06/15/47 $ 3,113,568
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 -
Frontier Academy, Refunding & Improvement Series 2016
3.250 06/01/46 1,324,498
7,625,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 8,050,698
455,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2026A
4.625 03/01/51 445,358
2,460,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5.000 06/01/42 2,521,422
23,475,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5.000 06/01/47 24,061,131
2,140,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 1,842,693
4,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4.000 12/01/50 4,127,074
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/55 984,310
2,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5.250 05/15/47 2,041,973
13,610,000 Colorado Housing and Finance Authority, Multifamily Project
Bonds, Class I Series 2020B
2.350 10/01/43 9,787,955
4,105,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 4,108,942
5,000,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes,Series 2025B
5.000 06/30/26 5,017,641
1,480,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5.250 12/01/47 1,455,256
1,233,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5.250 12/01/47 1,209,301
500,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.250 12/01/40 500,301
11,843,721 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 7,775,904
5,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5.000 08/01/48 5,005,209
10,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5.500 12/01/46 11,137,879
1,975,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5.250 12/01/39 1,981,271
385,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5.250 12/01/39 386,112
11,700,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 6,499,301
5,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0.000 09/01/26 4,955,689
10,005,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 8,267,610
43,090,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 34,289,854
15,775,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/27 15,208,942

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,185,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000% 09/01/28 $ 1,111,134
7,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/34 5,311,553
5,575,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 5,595,382
590,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 586,304
3,215,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 3,283,826
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5.375 12/01/54 997,089
5,155,000 North Range Metropolitan District 1, Adams County, Colorado,
General Obligation Bonds, Series 2016B
3.500 12/01/45 4,121,671
978,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.625 12/01/37 978,751
1,000,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.750 12/01/47 1,000,101
3,380,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/39 2,992,737
6,900,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/49 6,083,492
660,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5.000 12/01/36 662,644
1,060,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5.000 12/01/46 1,056,175
1,000,000 (b) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7.750 12/01/53 870,243
1,335,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/41 1,259,475
4,000,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8.000 12/01/52 2,949,780
2,760,000 (b) Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5.000 12/15/41 2,764,015
1,500,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/41 1,363,713
1,310,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5.375 12/01/37 1,319,850
3,265,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5.500 12/01/47 3,276,512
4,200,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 2,700,374
5,050,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3.000 07/15/37 4,535,831
1,320,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/52 1,142,926
303,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5.625 12/01/43 313,915
2,765,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 2,673,107

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,530,000 (b) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7.000% 09/01/55 $ 1,835,063
500,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5.500 12/01/51 426,712
900,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 708,813
3,410,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2020 - AGM
Insured
5.000 12/01/50 3,448,874
8,260,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 8,330,247
3,250,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 3,278,351
TOTAL COLORADO 268,985,950
CONNECTICUT - 3.6% (2.1% of Total Investments)
2,800,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5.000 08/15/41 2,808,486
1,470,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2017A
5.000 11/01/36 1,502,414
750,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2017A
5.000 11/01/37 765,656
1,100,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Duncaster, Inc., Series 2014A
5.000 08/01/44 1,099,909
590,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5.000 09/01/46 585,016
2,540,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5.000 09/01/53 2,406,624
3,000,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 2,445,500
1,915,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Middlesex Hospital, Series 2015O
5.000 07/01/36 1,916,811
1,770,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/41 1,665,747
2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/49 1,795,067
5,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series
2015L, (Pre-refunded 6/04/26)
4.125 07/01/41 5,006,088
1,745,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series 2015L
5.000 07/01/45 1,748,505
500,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Series 2016M, (Pre-
refunded 7/01/26)
5.000 07/01/34 501,841
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Series 2016M
5.000 07/01/36 1,254,601
5,145,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1
5.000 07/01/42 5,207,102
4,025,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2016K
4.000 07/01/46 3,745,710
2,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1
5.000 07/01/38 2,271,355
1,775,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4.500 11/15/43 1,796,380
13,425,000 (e) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B, (UB)
4.650 11/15/48 13,510,944

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,940,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4.450% 11/15/44 $ 2,963,463
4,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4.650 11/15/51 4,187,727
1,250,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.750 11/15/49 1,255,420
3,750,000 Connecticut State, General Obligation Bonds, Series 2017A 5.000 04/15/35 3,820,578
2,315,000 Connecticut State, General Obligation Bonds, Series 2018A 5.000 04/15/37 2,397,615
5,000,000 Connecticut State, General Obligation Bonds, Series 2018A 5.000 04/15/38 5,173,484
2,145,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3.000 11/15/42 1,902,273
2,260,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3.000 11/15/43 1,967,511
5,300,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A
5.000 09/01/33 5,334,910
1,075,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A
5.000 09/01/34 1,081,720
55,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5.000 08/15/35 55,057
2,315,000 (b) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5.000 04/01/39 2,334,496
2,285,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5.000 07/15/36 2,373,527
1,550,000 New Haven, Connecticut, General Obligation Bonds,
Refunding Series 2016A - AGM Insured
5.000 08/15/35 1,557,676
1,045,000 New Haven, Connecticut, General Obligation Bonds, Series
2017A
5.000 08/01/35 1,062,226
1,425,000 New Haven, Connecticut, General Obligation Bonds, Series
2017A
5.000 08/01/36 1,446,755
1,300,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.500 10/01/55 1,344,562
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5.250 08/15/43 500,298
1,285,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/51 1,100,952
1,005,000 Town of Hamden, Connecticut, General Obligation Bonds,
Refunding Series 2018A - BAM Insured
5.000 08/15/30 1,057,066
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5.000 08/01/30 445,789
390,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5.000 08/01/31 390,678
610,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5.000 08/01/32 611,029
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5.000 08/01/33 445,724
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5.000 08/01/34 445,703
TOTAL CONNECTICUT 97,289,995
DELAWARE - 0.7% (0.4% of Total Investments)
775,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.650 07/01/49 769,879
880,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.750 07/01/54 882,599
3,375,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4.450 07/01/49 3,352,287
1,825,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4.500 07/01/54 1,802,417
2,150,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4.650 07/01/50 2,146,754

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 1,500,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4.700% 07/01/55 $ 1,499,516
960,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
5.000 07/01/50 973,589
5,000,000 (f) Delaware State, General Obligation Bonds, Series 2026A 4.000 05/01/46 4,919,959
3,010,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5.000 07/01/48 2,860,314
1,000,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5.000 07/01/58 906,477
TOTAL DELAWARE 20,113,791
DISTRICT OF COLUMBIA - 4.1% (2.4% of Total Investments)
3,780,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000 10/01/45 3,604,334
182,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 43,337,731
5,000,000 District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/49 5,235,739
1,500,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/42 1,500,935
7,940,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4.000 10/01/52 6,983,228
17,595,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
2.750 10/01/53 11,255,098
22,015,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
3.000 10/01/53 15,238,464
11,000,000 (d) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6.500 10/01/41 11,170,983
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6.500 10/01/44 10,586,922
3,000,000 Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Second Lien
Sustainability- Climate Transition, Green Series 2024A
4.375 07/15/56 2,860,938
TOTAL DISTRICT OF COLUMBIA 111,774,372
FLORIDA - 5.3% (3.1% of Total Investments)
1,105,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5.000 05/01/44 1,122,702
990,000 Bexley Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2016
4.700 05/01/36 990,251
3,350,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 3,024,574
1,290,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 1,317,557
1,045,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.200 08/15/48 1,049,252
1,290,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021
4.000 08/15/51 1,013,163
1,065,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.375 07/01/37 1,071,995
1,470,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.500 07/01/47 1,472,445
6,050,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5.125 06/15/37 6,059,802

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,885,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5.250% 06/15/47 $ 1,787,878
880,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/37 881,817
735,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5.000 10/15/49 688,447
4,670,000 City of Miami Beach, Florida, Stormwater Revenue Bonds,
Series 2015
5.000 09/01/41 4,675,007
275,000 Cityplace Community Development District, Florida, Special
Assessment and  Revenue Bonds, Refunding Series 2012
5.000 05/01/26 275,000
240,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.250 11/01/37 244,930
305,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.600 11/01/46 309,855
280,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.250 05/01/35 280,195
315,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.300 05/01/36 315,231
475,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/45 475,225
655,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/46 655,268
255,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.000 06/15/37 255,091
665,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.125 06/15/46 665,086
415,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6.000 06/15/37 415,148
2,375,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.650 07/01/37 2,410,861
3,735,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.750 07/01/47 3,738,135
2,075,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4.750 07/15/36 2,075,150
1,335,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5.000 07/15/46 1,274,117
3,330,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5.000 06/15/50 3,144,134
3,405,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5.000 06/15/55 3,154,578
550,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.125 06/15/44 550,234
4,380,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.125 06/15/47 4,371,381
1,485,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6.250 06/15/36 1,487,132
4,350,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6.375 06/15/46 4,352,716

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,905,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4.600% 07/01/49 $ 3,849,970
2,500,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4.650 07/01/54 2,480,458
4,195,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-1
4.600 07/01/50 4,138,446
1,705,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4.900 07/01/45 1,756,663
5,490,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
2.150 07/01/51 3,200,493
2,495,000 (f) Florida State Board of Governors, Dormitory Revenue Bonds,
Florida International University, Series 2026A - BAM Insured
4.500 07/01/56 2,413,991
6,705,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
4.250 07/01/55 6,379,852
2,140,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
4.250 07/01/49 2,082,427
1,435,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4.750 05/01/36 1,435,350
2,215,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5.000 06/01/53 1,937,738
625,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5.000 05/01/37 630,164
1,080,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875 07/01/37 1,086,684
1,920,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6.000 07/01/47 1,922,081
4,710,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5.000 10/01/43 4,712,828
5,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2014A
5.000 07/01/39 5,009,387
8,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5.000 07/01/44 8,469,317
10,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2025A
5.000 10/01/55 10,326,073
4,785,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5.350 08/01/35 4,799,188
5,070,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4.000 10/01/52 4,370,356
2,890,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/49 2,896,838
3,345,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
4.000 10/01/54 2,863,801
2,000,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5.000 11/01/47 2,003,020
825,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5.000 11/01/46 825,139
1,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
4.000 07/01/48 899,982
220,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4.000 06/15/51 170,603
90,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4.750 11/01/28 91,174
360,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
5.375 11/01/36 365,938

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 900,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.375% 05/01/37 $ 908,774
1,975,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.800 05/01/55 1,874,474
5,015,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5.000 06/01/40 5,015,446
TOTAL FLORIDA 144,521,012
GEORGIA - 3.5% (2.1% of Total Investments)
1,890,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 1,712,838
17,085,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Transmission Corporation
Vogtle Project, Series 2012
2.750 01/01/52 10,786,165
5,775,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017C
4.125 11/01/45 5,518,579
11,280,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4.125 11/01/45 10,779,145
11,100,000 (e) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5.125 04/01/48 11,492,204
2,680,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3.950 12/01/43 2,667,947
3,085,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
4.000 12/01/48 2,840,943
2,215,000 (e) Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A, (UB)
4.350 12/01/43 2,235,495
3,000,000 (e) Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A, (UB)
4.550 12/01/48 3,003,260
4,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4.600 12/01/49 4,008,829
560,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4.700 12/01/54 561,493
5,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4.550 12/01/49 4,979,390
1,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4.600 12/01/54 988,242
1,300,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.750 06/15/37 1,314,682
5,420,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 5,416,932
5,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 5,335,702
2,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5.000 11/01/47 1,780,978
10,190,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Green Series 2025A
5.250 07/01/50 10,886,021
2,640,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5.000 07/01/60 2,626,010
6,390,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5.000 10/01/40 6,392,989
TOTAL GEORGIA 95,327,844
GUAM - 0.2% (0.1% of Total Investments)
750,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/41 790,016
875,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/42 918,090
885,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/44 919,269

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 1,095,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000% 01/01/46 $ 1,123,837
1,665,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series 2017
5.000 07/01/40 1,683,077
1,080,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2020A
5.000 01/01/50 1,096,871
TOTAL GUAM 6,531,160
HAWAII - 0.1% (0.0% of Total Investments)
1,500,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000 01/01/45 1,361,162
TOTAL HAWAII 1,361,162
IDAHO - 2.0% (1.2% of Total Investments)
3,300,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4.375 07/01/34 3,301,586
12,495,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4.750 07/01/44 12,499,877
1,250,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5.000 09/01/37 1,250,264
5,000,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2025A
5.000 08/15/49 5,248,753
6,750,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2025A
4.000 08/15/50 6,324,921
500,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.000 07/01/40 470,745
1,415,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.250 07/01/55 1,217,388
11,445,000 (e) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2023C, (UB)
4.800 07/01/53 11,466,633
2,010,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4.600 01/01/49 1,989,006
9,184,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 8,878,660
2,500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 2,569,933
TOTAL IDAHO 55,217,766
ILLINOIS - 14.4% (8.5% of Total Investments)
1,410,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0.000 12/01/30 1,190,248
11,570,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.500 12/01/56 12,256,740
1,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/55 1,508,386
6,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5.500 01/01/59 6,332,376
1,355,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.500 01/01/39 1,411,113
32,150,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0.000 01/01/32 26,022,621
1,425,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/38 1,425,302
2,500,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4.450 11/01/36 2,529,538
3,400,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5.500 11/01/36 3,406,278
1,700,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.750 12/01/35 1,701,147
115,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6.000 12/01/45 115,036

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,835,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
4.000% 10/01/50 $ 7,533,729
29,545,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 29,835,501
90,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 88,533
1,125,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 1,136,062
80,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 80,787
1,755,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 1,772,256
500,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5.625 08/01/53 511,542
6,079,910 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6.500 03/01/55 5,607,433
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A, (UB)
5.000 08/15/47 10,191,020
12,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 12,001,307
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5.000 08/01/42 1,000,970
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5.000 08/01/46 977,753
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5.000 08/01/47 966,575
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (UB)
5.000 08/15/52 10,094,171
5,670,000 Illinois Housing Development Authority, Multifamily Housing
Revenue Bonds, Series 2021C
2.850 07/01/56 3,798,249
10,000,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4.625 04/01/50 9,902,130
3,665,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5.250 06/15/31 3,743,652
11,800,000 Illinois State, General Obligation Bonds, December Series
2017A
5.000 12/01/38 12,016,123
1,330,000 Illinois State, General Obligation Bonds, December Series
2017A
5.000 12/01/39 1,351,570
5,200,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/29 5,208,213
4,460,000 Illinois State, General Obligation Bonds, May Series 2020 5.500 05/01/39 4,736,830
3,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.000 05/01/38 3,258,643
10,450,000 Illinois State, General Obligation Bonds, November Series
2016
5.000 11/01/41 10,490,700
27,145,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 27,979,793
1,500,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 1,547,157
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
4.000 11/01/35 5,014,556
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/29 5,078,824
20,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 21,118
5,875,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/38 6,405,006
19,920,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5.000 01/01/40 19,963,553
13,070,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5.000 01/01/44 13,536,698
1,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5.250 01/01/45 1,741,836

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Series 2025 - BAM Insured
5.250% 01/01/50 $ 4,180,304
540,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5.000 06/15/52 534,451
5,880,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4.000 06/15/50 5,134,315
2,935,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4.000 06/15/50 2,639,567
5,185,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 5,183,346
12,445,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4.000 12/15/47 11,200,590
4,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A - BAM
Insured
4.000 06/15/52 3,984,795
2,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0.000 12/15/52 756,340
25,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0.000 06/15/44 11,283,080
43,200,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0.000 06/15/45 18,246,324
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0.000 06/15/46 3,943,653
8,750,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
NPFG Insured
0.000 06/15/28 8,189,737
20,045,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0.000 12/15/35 14,218,031
9,010,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/37 5,890,388
465,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5.000 01/01/39 465,011
1,841,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5.000 03/01/34 1,842,898
2,615,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6.500 07/01/30 2,859,900
3,000,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5.000 01/01/37 3,298,849
11,700,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.500 04/01/48 12,574,495
TOTAL ILLINOIS 391,917,149
INDIANA - 2.1% (1.3% of Total Investments)
2,000,000 Carmel Redevelopment Authority, Indiana, Ad Valorem
Property Tax Lease Rental Bonds, Series 2024B
1.125 01/15/44 1,142,092
1,000,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
4.250 05/01/53 914,018
5,000,000 Hamilton County Public Building Corporation, Indiana, Lease
Rental Revenue Bonds, Series 2024
4.000 01/10/50 4,478,491
11,820,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5.000 10/01/44 10,299,573
9,720,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4.750 07/01/49 9,705,756
20,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0.000 02/01/28 18,898,206

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 5,015,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2023
4.250% 07/15/43 $ 5,055,172
1,485,000 Terre Haute Sanitary District, Indiana, Revenue Bonds,
Refunding Series 2024 - BAM Insured
4.375 01/01/49 1,393,892
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.250 01/15/44 1,085,291
2,300,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5.000 07/15/43 2,470,261
2,325,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5.000 01/15/45 2,474,691
TOTAL INDIANA 57,917,443
IOWA - 2.1% (1.2% of Total Investments)
16,435,000 (f) Cedar Rapids Community School District, Linn County, Iowa,
School Infrastructure Sales, Services and Use Tax Revenue
Bonds, Series 2026 - BAM Insured
5.250 01/01/51 17,173,168
8,795,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 9,954,615
10,860,000 (a),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 12,291,885
5,700,000 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS
Council Bluffs, Inc. Project, Series 2018
5.250 08/01/55 4,977,479
1,200,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024A
4.750 07/01/49 1,198,242
10,000,000 (e) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Taxable Series 2023C, (UB)
4.850 07/01/43 10,277,905
10,455,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Class 2 Capital Appreciation Senior Lien Series
2021B-2
0.000 06/01/65 1,505,729
TOTAL IOWA 57,379,023
KANSAS - 0.3% (0.2% of Total Investments)
1,000,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds,
Lakeview Village Inc, Series 2017A
5.000 05/15/43 1,001,383
645,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5.000 09/01/27 645,089
2,380,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5.750 09/01/32 2,292,112
2,575,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6.000 09/01/35 2,482,864
2,500,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5.750 09/01/39 2,563,838
TOTAL KANSAS 8,985,286
KENTUCKY - 2.9% (1.7% of Total Investments)
6,400,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.500 02/01/44 6,402,508
10,140,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/37 10,178,302
4,345,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/37 4,348,852
15,620,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 15,626,059

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,030,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4.550% 07/01/49 $ 1,027,254
990,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4.625 01/01/54 982,101
1,055,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4.600 07/01/49 1,043,319
3,350,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4.650 01/01/55 3,315,391
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.625 07/01/49 993,603
4,360,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6.750 07/01/43 4,900,348
8,510,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6.875 07/01/46 9,540,860
2,720,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/42 2,971,038
2,755,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/43 2,990,171
1,600,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/44 1,722,985
2,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5.000 05/15/52 1,888,836
8,875,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 9,412,909
1,000,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5.000 04/01/55 1,017,997
TOTAL KENTUCKY 78,362,533
LOUISIANA - 1.1% (0.7% of Total Investments)
5,000,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5.000 11/01/46 5,328,356
355,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4.650 12/01/54 353,609
450,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.600 12/01/50 444,888
2,500,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
5.050 06/01/45 2,586,607
5,530,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4.000 05/15/49 4,851,597
3,730,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250 10/01/46 3,762,881
1,065,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 5/31/26)
4.250 05/15/40 1,059,424
4,390,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 4,389,825
4,500,000 Louisiana State, General Obligation Bonds, Series 2026A 4.000 05/01/46 4,386,171
3,275,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 3,547,211
TOTAL LOUISIANA 30,710,569
MAINE - 1.3% (0.8% of Total Investments)
5,505,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4.000 07/01/41 4,584,133
10,265,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4.000 07/01/46 8,145,482
4,500,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.200 11/15/51 2,620,426
8,885,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.600 11/15/46 6,315,421

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE (continued)
$ 7,695,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2.800% 11/15/45 $ 6,048,132
1,300,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2.300 11/15/46 903,505
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2023A
4.600 11/15/48 2,002,904
1,560,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2023B-1
4.750 11/15/43 1,610,623
1,055,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024B
4.650 11/15/49 1,048,144
1,255,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4.750 11/15/49 1,256,814
TOTAL MAINE 34,535,584
MARYLAND - 2.7% (1.6% of Total Investments)
1,280,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/33 1,291,864
3,050,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 3,057,794
3,025,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 2,913,939
1,000,000 (b) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4.375 02/15/39 996,542
6,600,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2.450 09/01/41 5,239,029
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2.550 09/01/44 9,145,936
4,660,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2025A
4.600 03/01/51 4,610,203
7,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4.000 01/01/51 6,686,198
13,315,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5.500 01/01/46 13,397,275
3,430,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5.000 07/01/47 3,432,495
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5.000 07/01/55 1,014,503
3,335,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, TidalHealth Inc., Series 2025C
5.500 07/01/55 3,554,215
6,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2020A
5.000 05/01/50 6,394,720
1,955,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
4.750 07/01/36 1,955,819
2,300,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5.000 07/01/46 2,300,150
1,335,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
4.250 11/01/37 1,288,591
1,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
4.500 11/01/43 1,169,085
2,650,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5.000 11/01/47 2,466,449
2,770,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Series 2026
4.125 06/01/46 2,735,254
TOTAL MARYLAND 73,650,061

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 2.8% (1.7% of Total Investments)
$ 2,245,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.250% 07/01/34 $ 2,139,431
6,195,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.500 07/01/44 5,672,058
8,200,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.125 10/01/42 7,762,188
3,000,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5.000 10/01/57 2,888,526
2,565,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2025W
4.250 07/01/55 2,464,641
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4.500 01/01/45 957,469
4,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
4.000 10/01/46 3,568,299
900,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/46 982,793
7,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
4.500 07/01/54 7,141,651
6,000,000 Massachusetts Development Finance Authority, Revenue
Bonds, WGBH Educational Foundation, Series 2002A - AMBAC
Insured
5.750 01/01/42 7,035,717
7,405,000 (e) Massachusetts Health and Educational Facilities Authority,
Revenue Bonds, Massachusetts Institute of Technology, Series
2002K, (UB)
5.500 07/01/32 8,633,826
2,785,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2014D
3.875 12/01/39 2,733,116
3,340,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2.375 12/01/46 2,360,510
3,600,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2.450 12/01/51 2,272,852
8,310,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2.550 12/01/56 5,188,432
250,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.700 12/01/49 250,636
4,500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.300 12/01/44 3,366,314
2,170,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023-227
4.900 12/01/48 2,203,597
720,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4.700 12/01/49 717,248
1,465,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2025-242
4.750 12/01/50 1,471,091
2,925,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5.000 12/01/50 3,073,337
3,345,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2021B
2.000 04/01/50 2,063,626
2,000,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4.125 03/15/55 1,846,086
TOTAL MASSACHUSETTS 76,793,444
MICHIGAN - 2.4% (1.4% of Total Investments)
3,610,000 (e),(h) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured, (UB)
6.000 05/01/29 3,810,319
1,000,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5.000 05/01/55 1,040,767
145,000 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5.000 12/01/45 145,265

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 125,000 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5.000% 12/01/45 $ 125,228
2,355,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5.000 12/01/45 2,357,256
2,705,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000 06/01/40 2,798,995
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/49 860,244
180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 180,008
5,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B
4.800 12/01/43 5,151,291
21,675,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.350 12/01/46 15,231,417
8,280,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.500 06/01/52 5,536,020
6,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2020-I
2.625 10/15/56 3,719,572
5,080,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II
4.000 10/15/47 4,716,897
8,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 10/15/50 8,414,122
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.250 10/15/50 5,363,009
6,520,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series
2026-III
5.000 11/01/55 6,722,162
TOTAL MICHIGAN 66,172,572
MINNESOTA - 1.7% (1.0% of Total Investments)
1,155,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/36 1,082,257
440,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/41 391,710
1,720,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.500 07/01/50 1,720,088
7,020,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/43 6,854,653
23,200,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/48 20,889,403
340,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.250 06/01/42 326,061
215,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.500 06/01/57 190,272
1,400,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/52 1,144,257
2,475,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.700 07/01/44 1,990,969
2,320,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.150 07/01/45 1,620,800
3,625,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.200 01/01/51 2,329,003
5,585,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.550 01/01/46 4,244,474
1,365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4.850 07/01/45 1,395,560

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 405,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000% 04/01/36 $ 379,354
605,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 505,092
1,395,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4.000 07/01/35 1,395,052
TOTAL MINNESOTA 46,459,005
MISSISSIPPI - 0.8% (0.5% of Total Investments)
3,900,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 2,590,732
1,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2.125 12/01/44 722,824
13,000,000 (e) Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2023C, (UB)
4.650 12/01/48 13,059,134
1,760,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4.550 12/01/49 1,758,221
2,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4.850 12/01/54 2,014,854
1,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Ochsner Clinic Foundation Project Refunding
Series 2025C
5.000 05/15/55 1,024,083
TOTAL MISSISSIPPI 21,169,848
MISSOURI - 2.0% (1.2% of Total Investments)
400,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5.000 04/01/36 400,202
1,520,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5.000 04/01/46 1,457,326
15,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/28 14,161,875
2,345,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/50 2,214,035
1,460,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 1,461,724
1,055,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 1,049,108
5,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4.000 04/01/45 4,726,185
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5.000 12/01/52 1,028,727
2,515,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.650 11/01/49 2,499,078
2,480,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4.450 11/01/49 2,463,991
1,195,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023C
4.950 11/01/48 1,216,029
3,270,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023E
5.150 11/01/53 3,322,224
445,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4.600 11/01/49 440,912

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 405,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5.875% 09/01/43 $ 405,403
1,650,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.000 12/01/35 1,650,559
455,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 452,560
4,125,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005 - NPFG Insured
5.500 07/01/29 4,476,887
12,295,000 Springfield Public Building Corporation, Missouri, Lease
Revenue Bonds, Jordan Valley Park Projects, Series 2000A -
AMBAC Insured
0.000 06/01/30 10,082,485
TOTAL MISSOURI 53,509,310
MONTANA - 0.8% (0.5% of Total Investments)
1,175,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/37 1,178,716
375,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/47 349,446
2,600,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4.550 12/01/48 2,598,876
2,165,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4.700 06/01/53 2,170,591
1,560,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023B
4.875 12/01/48 1,597,012
2,200,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023C
4.600 12/01/43 2,246,309
855,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023C
4.850 12/01/48 874,077
1,965,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.600 12/01/49 1,946,280
1,520,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4.400 12/01/49 1,498,695
995,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4.450 12/01/53 966,337
1,750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4.850 12/01/50 1,768,774
3,245,000 Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A
5.500 02/15/55 3,383,096
TOTAL MONTANA 20,578,209
NEBRASKA - 1.9% (1.1% of Total Investments)
6,640,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5.000 07/01/46 6,902,917
1,115,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4.125 11/01/36 1,115,056
660,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5.000 11/01/45 660,297
3,115,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5.000 11/01/48 3,115,756
7,825,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.700 09/01/43 6,148,483
5,000,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4.550 09/01/48 5,006,401
5,000,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4.600 09/01/53 4,942,466
3,250,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C
4.650 09/01/48 3,271,022
12,340,000 Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025B
5.000 02/01/55 12,679,973

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 6,800,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250% 02/01/37 $ 6,371,043
TOTAL NEBRASKA 50,213,414
NEVADA - 1.8% (1.0% of Total Investments)
410,000 (b) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5.000 12/15/38 410,023
690,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3.500 09/01/45 560,518
455,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
4.000 09/01/51 382,123
19,305,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4.000 07/01/49 17,588,550
2,150,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/36 2,156,708
1,115,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5.000 12/01/49 1,110,590
1,200,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5.000 12/01/54 1,174,089
560,000 (b) Las Vegas, Nevada, Sales Tax Increment Revenue Bonds,
Symphony Park Tourism Improvement District, Series 2016
4.375 06/15/35 557,128
500,000 Nevada State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/37 500,016
12,580,000 Nevada System of Higher Education, Certificates of
Participation, Series 2025 - BAM Insured
4.250 07/01/50 11,888,299
5,800,000 Nevada System of Higher Education, Certificates of
Participation, Series 2025 - BAM Insured
4.250 07/01/55 5,456,301
2,800,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018A
4.000 06/01/43 2,707,955
2,000,000 (b) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.000 07/01/58 322,862
3,210,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5.000 07/01/51 3,181,839
TOTAL NEVADA 47,997,001
NEW HAMPSHIRE - 2.0% (1.2% of Total Investments)
8,950,000 National Finance Authority, New Hampshire, Hospital Facilities
Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series
2021A
4.000 05/01/51 8,014,983
11,473,775 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4.375 09/20/36 11,670,378
2,767,247 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 2,630,866
2,958,158 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4.180 11/20/39 2,934,084
5,000,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 4,406,141
5,630,000 (a),(b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3.625 07/01/43 4,540,469
1,775,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0.000 12/15/32 1,151,784
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5.000 08/01/55 5,065,149

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Kendal at Hanover, Series 2016
5.000% 10/01/40 $ 501,692
2,350,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2023D
5.125 07/01/53 2,392,019
4,000,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.650 07/01/49 3,973,569
1,675,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.625 07/01/48 1,677,947
4,920,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4.650 01/01/49 4,882,377
TOTAL NEW HAMPSHIRE 53,841,458
NEW JERSEY - 3.1% (1.8% of Total Investments)
34,310,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/29 34,932,171
2,110,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/30 2,148,262
5,045,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/28 5,367,275
1,600,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025A
4.950 11/01/55 1,613,374
2,050,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/26 2,013,928
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/33 15,617,458
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5.250 06/15/43 5,187,030
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5.250 06/15/41 5,581,817
7,260,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4.125 06/15/55 6,658,379
1,420,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/46 1,409,272
1,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 1,583,474
2,795,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 2,721,979
TOTAL NEW JERSEY 84,834,419
NEW MEXICO - 0.6% (0.3% of Total Investments)
3,345,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.250 07/01/46 2,335,748
350,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C
4.650 09/01/48 351,563
3,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4.600 09/01/49 3,910,325
4,445,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4.650 09/01/54 4,404,273
1,600,000 (a) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5.000 06/01/54 1,701,455
670,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2019A
5.000 05/15/44 664,974
1,200,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2019A
5.000 05/15/49 1,112,615
1,000,000 (b) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4.250 05/01/40 961,426
TOTAL NEW MEXICO 15,442,379

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 12.1% (7.1% of Total Investments)
$ 1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.400% 02/01/43 $ 1,034,586
2,270,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.650 02/01/53 2,296,762
5,750,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5.250 11/01/55 6,130,996
10,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5.000 11/01/48 10,489,861
13,450,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5.500 09/01/45 13,449,009
1,350,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,401,865
9,320,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 8,195,775
7,390,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000 06/01/55 6,014,714
14,215,000 (e) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4.250 05/01/52 12,808,386
7,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4.000 05/01/54 6,173,833
9,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Columbia University, Series 2017A
5.000 10/01/47 10,947,290
3,115,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/45 3,115,099
2,700,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5.000 12/01/40 2,590,157
5,600,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5.000 12/01/45 5,044,050
2,500,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4.000 03/15/49 2,281,797
9,050,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
4.000 03/15/54 8,160,935
1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
4.250 03/15/48 962,249
3,750,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.250 03/15/50 3,993,391
2,095,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5.250 12/01/52 2,105,399
2,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5.570 02/01/41 2,101,330
2,695,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6.240 02/01/47 2,695,765
2,965,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6.760 02/01/48 2,990,167
400,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.530 02/01/40 397,391
1,270,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.730 02/01/50 1,174,554
1,210,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.450 02/01/41 1,066,133

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,380,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.600% 02/01/51 $ 1,859,480
2,840,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.000 11/15/50 2,867,123
2,450,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.250 11/15/55 2,488,238
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2
4.000 11/15/47 4,552,717
4,115,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3
4.000 11/15/49 3,684,387
3,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5.250 11/15/45 3,752,648
1,585,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
4.000 11/15/45 1,470,723
3,585,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5.000 01/01/50 3,204,390
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/31 1,003,134
23,000,000 New York City Housing Development Corporation, New
York,  Sustainable Impact Revenue Bonds, Williamsburg
Housing Preservation LP, Series 2020A
2.800 02/01/50 16,147,858
5,000,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4.800 02/01/53 4,992,515
10,000,000 (e) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/46 9,725,990
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5.000 06/15/48 5,258,078
10,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series AA-1
5.250 06/15/55 10,564,383
2,160,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3
4.000 05/01/45 2,041,884
5,610,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.500 05/01/52 6,011,103
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5.500 11/01/49 5,395,795
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1
5.000 05/01/50 10,309,306
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5.500 05/01/53 5,317,612
4,670,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series E
5.250 08/01/50 4,901,106
850,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series E
4.250 08/01/55 784,463
2,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series G-1
5.250 02/01/50 2,629,430
28,615,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 28,637,829
20,965,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3.125 09/15/50 15,712,708

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,560,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Bank of America Tower at One Bryant Park
Project, Second Priority Refunding Series 2019 Class 3
2.800% 09/15/69 $ 2,405,879
17,120,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5.500 03/15/53 18,439,639
3,500,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3.050 11/01/49 2,708,585
5,100,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4.500 11/01/49 5,038,205
6,500,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 211
3.750 10/01/43 6,045,784
1,140,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 252
4.550 10/01/48 1,140,033
2,025,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 264
4.550 10/01/49 2,025,738
1,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 264
4.600 10/01/54 989,223
1,720,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 266
4.700 10/01/52 1,721,868
1,540,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.250 01/01/56 1,624,934
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
5.250 11/15/51 5,299,891
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
4.000 11/15/54 4,475,545
7,110,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/48 6,649,718
TOTAL NEW YORK 329,499,436
NORTH CAROLINA - 0.6% (0.4% of Total Investments)
1,000,000 Durham, North Carolina, Limited Obligation Bonds, Series
2026A
4.000 04/01/45 989,709
690,000 Durham, North Carolina, Limited Obligation Bonds, Series
2026A
4.000 04/01/46 675,313
375,000 (f) Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026
4.250 08/01/52 368,035
3,585,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.700 07/01/50 3,586,802
1,050,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.800 01/01/55 1,050,782
2,065,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.375 07/01/44 2,075,743
3,855,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.550 01/01/50 3,805,902
1,765,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4.900 07/01/43 1,806,769
2,150,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Aldersgate United Retirement
Community Inc., Refunding Series 2017A
5.000 07/01/47 1,926,305
TOTAL NORTH CAROLINA 16,285,360
NORTH DAKOTA - 2.8% (1.6% of Total Investments)
9,950,000 Cass County, North Dakota, Health Care Facilities Revenue
Bonds, Essential Health Obligated Group, Series 2018B
4.250 02/15/48 9,082,347
4,525,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5.000 12/01/42 4,539,637
1,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021 -
AGM Insured
3.000 12/01/46 763,174
5,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021 -
AGM Insured
3.000 12/01/51 3,494,252

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 1,000,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5.000% 12/01/36 $ 996,157
2,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023A,
5.000 05/01/48 1,989,656
715,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4.750 05/01/44 720,552
3,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/50 3,002,291
3,820,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2.500 07/01/44 2,886,628
980,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2022F
4.250 01/01/47 940,669
1,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A
4.700 07/01/47 993,256
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D
4.500 07/01/43 1,513,401
555,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D
4.550 07/01/48 554,735
2,750,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023F
5.100 07/01/48 2,804,833
1,310,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4.750 01/01/52 1,316,643
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
4.700 07/01/45 5,039,112
8,300,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/38 8,191,927
2,200,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/43 2,103,751
1,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/48 885,253
28,050,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/53 23,843,448
1,669,890 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7.750 09/01/38 63,623
TOTAL NORTH DAKOTA 75,725,345
OHIO - 8.0% (4.7% of Total Investments)
1,000,000 (d) Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health Obligated
Group, Refunding Series 2020, (Pre-refunded 11/15/30)
3.000 11/15/40 1,009,946
40,220,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 3,079,344
55,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3.000 06/01/48 39,185,553
9,650,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/48 8,391,409
26,200,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 20,817,289
2,750,000 Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement
Series 2017
5.250 11/01/37 2,772,709
3,200,000 Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement
Series 2017
5.250 11/01/47 3,085,795
4,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 3,974,268
1,165,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
4.000 09/01/40 1,039,535

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,750,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
4.000% 09/01/45 $ 1,449,237
2,000,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
5.000 09/01/49 1,861,211
2,850,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2026
5.250 12/01/55 2,915,379
4,590,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 4,457,284
4,065,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017A
3.250 12/01/42 3,619,975
1,330,000 Kings Local School District, Warren County, Ohio, General
Obligation Bonds, School Improvement Series 2025
5.500 12/01/50 1,405,129
4,380,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/27 4,541,197
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/31 6,561,744
12,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/48 11,449,038
25,880,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 26,869,594
490,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/50 494,348
3,910,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.650 09/01/54 3,896,409
1,270,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5.800 02/15/36 1,422,138
20,505,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 21,289,066
20,480,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4.750 06/01/33 21,263,110
5,900,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/55 6,122,949
2,895,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5.000 11/01/51 2,832,663
1,330,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 1,328,570
9,495,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.750 12/01/52 9,763,180
TOTAL OHIO 216,898,069
OKLAHOMA - 1.6% (0.9% of Total Investments)
2,605,000 Oklahoma Capitol Improvement Authority, State Highway
Capital Improvement Revenue Bonds, Oklahoma Department
of Transportation Project, Series 2025A
5.250 07/01/50 2,777,105
5,965,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 5,956,825
18,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 18,284,359
1,150,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/41 1,179,293
1,390,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/44 1,424,090

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 10,105,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5.500% 01/01/54 $ 10,876,999
2,340,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.250 11/15/45 2,347,357
TOTAL OKLAHOMA 42,846,028
OREGON - 0.2% (0.1% of Total Investments)
500,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.125 11/15/40 504,229
220,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.250 11/15/50 215,885
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5.375 11/15/55 310,795
3,000,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
5.000 07/01/45 3,088,923
1,000,000 University of Oregon, General Revenue Bonds, Series 2020A 5.000 04/01/50 1,028,432
TOTAL OREGON 5,148,264
PENNSYLVANIA - 4.3% (2.5% of Total Investments)
13,095,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/44 12,126,082
2,325,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/44 2,229,701
2,540,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000 05/01/42 2,543,849
13,235,000 (a) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750 01/01/35 13,834,064
9,365,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 7,901,588
991,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 1,050,552
13,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 12,484,442
6,639,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000 06/30/44 4,987,584
2,078,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 2,122,087
2,410,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5.125 03/15/36 2,422,276
6,420,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5.125 03/15/46 6,207,557
1,000,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5.000 07/01/39 993,348
8,185,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 8,050,969
295,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5.000 01/01/29 295,377
1,000,000 Keystone Oaks School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2026 - BAM Insured
4.500 09/01/51 1,004,566
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project,
Refunding Series 2015A
5.000 07/01/45 1,499,888
1,750,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6.750 12/01/46 1,619,293

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3.100% 10/01/44 $ 2,937,402
3,415,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2.500 10/01/50 2,434,663
4,490,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 4,528,333
13,550,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5.250 12/01/44 14,052,733
11,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6.250 06/01/33 11,031,571
TOTAL PENNSYLVANIA 116,357,925
PUERTO RICO - 6.5% (3.8% of Total Investments)
4,768,018 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0.000 08/01/47 1,559,355
9,433,014 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0.000 08/01/54 2,025,257
8,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 8,276,499
14,625,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/47 14,541,241
10,090,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/33 10,556,886
5,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/37 5,183,018
7,510,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/42 7,132,730
8,070,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/47 7,213,641
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/29 1,803,567
70,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 53,944
837,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 837,048
4,745,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.550 07/01/40 4,752,193
59,376,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 21,270,722
2,329,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 610,639
9,328,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 8,922,230
5,717,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 5,571,813
723,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019B-2
4.536 07/01/53 669,813
11,314,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 11,214,003
2,361,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 2,340,133
6,233,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 5,958,629
5,761,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 6,066,045
3,919,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 4,238,846
20,126,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 14,603,305
7,702,336 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 7,697,889

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 7,377,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000% 07/01/35 $ 7,316,349
10,393,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 10,124,435
5,875,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 5,505,079
1,184,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 1,032,228
TOTAL PUERTO RICO 177,077,537
RHODE ISLAND - 2.0% (1.1% of Total Investments)
3,430,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3.100 10/01/44 2,878,654
11,105,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.550 10/01/42 8,638,321
295,135,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 39,645,661
1,595,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 1,579,024
TOTAL RHODE ISLAND 52,741,660
SOUTH CAROLINA - 2.7% (1.6% of Total Investments)
4,480,000 Florence, South Carolina, Combined Waterworks and
Sewerage System Revenue Bonds, Capital Improvement Series
2025
4.000 09/01/55 4,069,791
5,335,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5.250 11/15/54 5,476,004
7,600,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0.000 01/01/31 6,512,443
1,175,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2022B
4.350 07/01/47 1,161,778
965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.900 07/01/48 977,414
930,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4.625 07/01/49 925,575
2,620,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.600 07/01/49 2,583,079
1,850,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.625 07/01/54 1,828,358
6,005,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4.650 07/01/50 5,967,164
7,880,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4.875 07/01/45 8,044,973
890,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5.000 04/01/49 874,583
1,165,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4.000 04/01/54 950,392
1,630,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5.000 04/01/54 1,569,007
375,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/40 358,126
1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/55 838,157
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Refunding Series 2017B
5.000 05/01/37 955,327
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Refunding Series 2017B
5.000 05/01/42 684,855

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 11,315,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5.000% 12/01/50 $ 11,314,836
7,565,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
- BAM Insured
3.000 12/01/41 6,499,690
2,620,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4.000 12/01/52 2,325,260
9,545,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2015E
5.250 12/01/55 9,546,702
TOTAL SOUTH CAROLINA 73,463,514
SOUTH DAKOTA - 1.2% (0.7% of Total Investments)
3,765,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5.000 09/01/40 3,808,061
7,500,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5.250 09/01/51 7,848,417
6,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2.500 11/01/42 4,620,117
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4.700 11/01/49 4,947,499
6,250,000 (e) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A, (UB)
4.350 11/01/43 6,284,341
4,000,000 (e) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A, (UB)
4.550 05/01/48 4,002,088
TOTAL SOUTH DAKOTA 31,510,523
TENNESSEE - 1.6% (0.9% of Total Investments)
1,490,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
4.000 11/15/48 1,276,919
2,645,000 (c) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.500 07/01/37 2,007,855
9,700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026A
5.000 07/01/51 10,125,787
1,430,000 (a) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5.000 11/15/48 1,546,259
4,100,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 4,358,811
2,310,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5.000 11/01/34 2,470,808
830,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2.550 01/01/45 639,236
10,000,000 (e) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A, (UB)
5.350 07/01/48 10,400,010
1,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4.600 07/01/49 990,561
1,200,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4.650 07/01/54 1,189,082
550,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
5.000 07/01/50 558,453
1,500,000 (e) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4.550 07/01/48 1,499,284
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,014,642
4,015,000 (f) West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
4.500 06/01/56 3,859,968
TOTAL TENNESSEE 42,937,675

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 15.3% (9.0% of Total Investments)
$ 2,340,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2024A
3.000% 02/15/42 $ 2,046,326
2,500,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5.000 12/01/45 2,360,200
16,280,000 (e) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2019B, (UB)
5.000 08/15/49 18,040,785
7,150,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2020A
3.500 08/15/50 5,859,474
3,335,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5.000 01/01/45 3,431,644
5,390,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2021B
5.000 01/01/46 5,557,341
6,375,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2016
3.375 01/01/41 5,585,021
765,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4.350 12/01/42 729,898
685,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4.400 12/01/47 618,298
14,155,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2025
4.000 02/15/50 13,034,053
5,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5.000 12/01/47 5,192,200
9,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5.000 02/15/56 9,290,341
3,805,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/48 3,967,053
12,000,000 (e) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5.000 08/15/53 12,378,074
15,000,000 (e) Dripping Springs Independent School District, Hays County,
Texas, General Obligation Bonds, School Building Series 2025,
(UB)
5.250 02/15/55 15,811,324
5,000,000 East Central Independent School District, Bexar County, Texas,
General Obligation Bonds, School Building Series 2024
4.000 08/15/54 4,497,467
5,325,000 Ector County, Texas, Certificates of Obligation, Series 2024 4.000 02/15/47 5,068,968
1,260,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4.750 05/01/38 1,260,359
5,010,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 5,010,731
5,000,000 Garland Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023A
5.000 02/15/48 5,190,302
3,910,000 Grayson County Junior College District, Texas, General
Obligation Bonds, Series 2024
4.000 02/15/49 3,605,170
1,200,000 Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured
4.375 10/01/53 1,124,870
1,600,000 Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2024 - BAM Insured
4.250 10/01/54 1,460,135
4,670,000 Greenville, Texas, General Obligation Bonds, Series 2024 -
AGM Insured
4.125 02/15/51 4,263,397
2,630,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4.000 09/15/48 2,435,538
1,000,000 Harris County, Texas, General Obligation Bonds, Permanent
Improvement Series 2024
4.000 09/15/49 924,950
4,080,000 (b),(h) Harris County, Texas, General Obligation Toll Road Revenue
Bonds, Tender Option Bond Trust 2015-XF0074. - AGM
Insured, (IF)
8.323 08/15/32 5,826,413
6,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A
0.000 11/15/48 1,984,721
5,750,000 Hays County, Texas, Certificates of Obligation, Combination Tax
& Limited Pledge Revenue Series 2025
5.000 02/15/47 6,084,010

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,295,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000% 12/01/42 $ 1,034,566
3,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/43 1,268,729
3,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/44 1,168,542
4,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/45 1,444,736
7,165,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/46 2,442,193
7,580,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/47 2,398,730
7,095,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/48 2,093,180
7,550,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/49 2,070,150
5,140,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/50 1,345,555
4,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/51 981,973
5,000,000 Houston Higher Education Finance Corporation, Texas,
Education Revenue Bonds, KIPP, Inc., Refunding Series 2015
4.000 08/15/44 4,804,527
9,840,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.250 03/01/49 10,456,288
10,635,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.500 09/01/58 11,326,060
5,500,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.500 09/01/58 5,779,194
4,090,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/26 4,048,938
4,865,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AGM Insured
0.000 09/01/27 4,675,041
17,000,000 (d) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A - AGM Insured, (ETM)
5.750 12/01/32 20,003,268
3,430,000 Humble Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Refunding Series
2025
4.000 02/15/52 3,138,079
4,770,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4.125 08/01/49 4,482,653
940,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/30 942,118
3,505,000 Mansfield Economic Development Corporation, Tarrant,
Johnson and Ellis Counties, Texas, Sales Tax Revenue Bonds,
Series 2025 - BAM Insured
4.000 08/01/49 3,203,144
13,050,000 Mansfield Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Tax-Exempt New Series 2025
4.000 08/01/54 11,434,242
3,095,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.750 12/01/33 3,096,577

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,125,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6.125% 12/01/38 $ 3,126,415
4,595,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2024
4.000 07/01/55 4,054,394
645,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6.250 10/01/45 673,472
2,335,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5.000 11/01/46 1,970,359
6,015,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5.000 11/01/51 4,777,617
745,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5.500 01/01/43 745,417
4,530,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4.100 04/01/34 4,530,478
2,590,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 3,060,078
3,910,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 4,656,512
2,710,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5.000 01/01/39 3,013,990
11,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2024A
5.000 02/15/49 11,400,154
610,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 609,950
1,080,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward's University Project,
Series 2016
4.000 06/01/41 941,412
5,000,000 San Angelo Independent School District, Tom Green County,
Texas, General Obligation Bonds, School Building Series 2025
5.250 02/15/55 5,266,730
15,650,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4.000 07/01/53 13,601,872
10,040,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5.000 02/15/47 10,066,030
3,955,000 Texas City Industrial Development Corporation, Texas,
Industrial Development Revenue Bonds, NRG Energy, inc.
Project, Fixed Rate Series 2012
4.125 12/01/45 3,553,984
4,990,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4.900 07/01/45 5,150,834
3,100,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
4.800 07/01/51 3,120,913
2,295,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024A
5.000 01/01/49 2,349,938
2,565,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4.250 09/01/43 2,567,851
7,155,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.250 09/01/46 4,987,415
6,905,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.350 09/01/51 4,572,270
2,415,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2023A
4.600 09/01/43 2,457,393
3,350,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2023C
5.125 09/01/53 3,394,395

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,250,000 (a) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5.000% 01/01/55 $ 5,601,173
3,530,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5.000 01/01/36 3,730,205
3,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4.000 12/31/38 3,437,925
2,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/38 1,967,336
2,115,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/38 2,071,376
15,000,000 Texas Transportation Finance Corporation, Toll Revenue Bonds,
SH 288 System TELA Toll Equity Loan Agreement Supported,
Refunding Subordinate Tier Series 2025A
5.500 10/01/55 16,164,271
11,650,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
5.000 10/15/45 12,488,649
10,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4.750 10/15/55 10,022,822
TOTAL TEXAS 416,411,176
UTAH - 0.8% (0.5% of Total Investments)
510,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.750 03/01/41 462,423
1,095,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
4.000 03/01/51 901,000
5,085,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 4,977,791
500,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6.250 06/01/55 525,586
725,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6.750 06/01/55 631,042
3,360,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4.500 06/01/51 2,906,102
1,500,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5.125 06/15/54 1,505,379
600,000 (b) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5.500 06/01/50 607,661
500,000 (b) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6.125 03/01/56 505,000
500,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 397,730
2,115,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024A
4.750 01/01/44 2,145,618
5,655,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.700 01/01/50 5,658,012
TOTAL UTAH 21,223,344
VERMONT - 0.1% (0.1% of Total Investments)
1,835,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4.000 05/01/45 1,597,574
1,015,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2023E
4.800 11/01/43 1,044,847
TOTAL VERMONT 2,642,421

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
$ 2,350,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000% 12/01/55 $ 2,337,126
1,450,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5.000 10/01/32 1,463,912
4,715,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.375 04/01/52 4,725,509
TOTAL VIRGIN ISLANDS 8,526,547
VIRGINIA - 2.4% (1.4% of Total Investments)
11,891,415 (a),(b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024M-027
4.760 08/25/41 12,220,777
2,592,713 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4.603 06/25/42 2,627,762
1,370,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
4.750 07/01/53 1,379,394
1,115,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4.000 12/01/40 1,048,732
2,690,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4.000 12/01/50 2,177,632
2,000,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5.000 09/01/45 2,003,476
10,690,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/37 12,359,472
11,715,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/38 13,466,853
1,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5.250 07/01/35 875,563
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4.700 07/01/43 1,024,549
985,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4.950 01/01/54 993,108
3,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.625 07/01/50 2,980,297
790,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.625 07/01/50 782,186
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
5.050 07/01/50 1,017,103
1,125,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
5.100 07/01/55 1,142,820
1,035,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4.950 07/01/45 1,065,912
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
4.700 08/01/48 1,506,755
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
4.625 12/01/49 1,352,366
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4.600 09/01/50 1,501,552
2,745,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4.000 12/01/49 2,354,687
1,800,000 (b) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8.375 04/01/41 1,809,150
TOTAL VIRGINIA 65,690,146

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 2.0% (1.1% of Total Investments)
$ 3,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.250% 09/01/50 $ 3,670,841
4,045,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C
5.000 10/01/44 4,046,340
5,450,000 (b) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5.000 01/01/46 5,265,294
3,650,000 (b) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Project, Refunding Series 2016A
5.000 01/01/51 3,361,996
7,409,278 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3.500 12/20/35 7,152,606
9,227,936 (a) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
3.812 03/01/50 9,002,961
21,510,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0.000 06/01/28 20,302,908
TOTAL WASHINGTON 52,802,946
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
1,900,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500 06/01/37 1,920,682
425,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4.125 06/01/43 395,814
855,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.500 06/01/54 898,735
1,515,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000 01/01/43 1,440,089
2,750,000 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.250 06/01/47 2,614,675
5,000,000 (e) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.375 06/01/53 4,705,474
3,000,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4.600 11/01/43 3,059,611
1,625,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.550 11/01/49 1,620,396
TOTAL WEST VIRGINIA 16,655,476
WISCONSIN - 5.5% (3.2% of Total Investments)
1,750,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.000 02/01/36 1,750,463
305,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.125 02/01/46 298,927
1,715,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/49 1,418,487
500,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5.125 06/15/47 428,692
1,480,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.125 05/01/36 1,479,901

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.500% 06/15/37 $ 1,006,637
1,790,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.625 06/15/47 1,758,193
1,500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6.250 06/15/53 1,438,571
420,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/44 407,419
245,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/54 220,435
13,690,000 Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A
4.000 10/01/52 12,342,571
37,100,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7.000 12/01/50 28,938,000
4,000,000 (b) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Northspur Project, Series 2025
0.000 12/15/32 2,647,496
1,700,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7.000 10/01/47 170,000
455,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.000 12/01/27 459,651
1,815,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,846,490
75,000 (b),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5.000 04/01/40 80,916
1,225,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5.000 04/01/40 1,234,004
245,000 (b),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5.000 04/01/50 264,326
4,520,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5.000 04/01/50 4,224,962
5,625,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5.000 06/15/48 5,309,120
4,300,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5.000 06/15/64 3,925,071
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 2,485,750
7,925,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3.500 03/01/44 7,214,696
1,300,000 Sparta Area School District, Monroe County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2024
3.000 03/01/40 1,154,244
1,000,000 Sparta Area School District, Monroe County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2024
3.000 03/01/41 875,668
6,640,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3.000 04/01/40 5,987,805
2,405,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/51 1,789,256
3,845,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/61 2,673,648
1,450,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5.250 06/01/40 1,449,868
1,000,000 (c) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5.000 08/01/37 680,666

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.375% 10/01/44 $ 1,000,113
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.500 10/01/49 1,489,938
3,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/42 3,001,782
2,275,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4.000 01/01/57 1,776,894
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5.000 07/01/34 1,001,036
1,850,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5.000 11/01/54 1,641,615
10,520,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019
4.000 12/15/49 9,246,275
2,565,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.000 12/01/44 2,341,845
1,775,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5.250 12/01/49 1,589,866
7,500,000 (e) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4.750 09/01/50 7,534,319
18,235,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4.750 03/01/51 18,312,931
2,820,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.150 11/01/44 2,387,984
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.200 11/01/49 2,346,904
TOTAL WISCONSIN 149,633,435
WYOMING - 0.2% (0.1% of Total Investments)
2,600,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4.400 12/01/43 2,621,240
3,585,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3
4.700 12/01/43 3,665,620
TOTAL WYOMING 6,286,860
TOTAL MUNICIPAL BONDS
(Cost $4,651,031,288) 4,521,264,905
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
359,835 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 359,835
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
359,835 (i) Cahava Springs Advance 7.500 12/31/26 359,835
TOTAL CONSUMER DURABLES & APPAREL 359,835
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $359,835) 359,835
TOTAL LONG-TERM INVESTMENTS
(Cost $4,658,371,714) 4,528,592,169
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.4%(2.0% of Total Investments)
93270000 MUNICIPAL BONDS - 3.4% (2.0% of Total Investments) 93270000
CALIFORNIA - 0.4% (0.3% of Total Investments)
12,000,000 (j) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Variable Rate Demand
Obligations, Series 2024I
3.000 04/01/59 12,000,000
TOTAL CALIFORNIA 12,000,000

Portfolio of Investments April 30, 2026
(continued)
NVG

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.3% (0.2% of Total Investments)
$ 8,450,000 (j) Louisiana State, Gasoline and Fuels Tax Second Lien Revenue
Bonds, Refunding Series 2023A-2
3.350% 05/01/43 $ 8,450,000
TOTAL LOUISIANA 8,450,000
NEW YORK - 1.3% (0.7% of Total Investments)
5,000,000 (j) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2015E-3
3.450 11/15/50 5,000,000
10,000,000 (j) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2013 Series A-4
3.400 08/01/39 10,000,000
20,000,000 (j) New York City, New York, General Obligation Bonds, Fiscal
2022 Series D-3
3.450 05/01/52 20,000,000
TOTAL NEW YORK 35,000,000
PENNSYLVANIA - 0.9% (0.5% of Total Investments)
11,000,000 (j) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Second Series 2025
3.090 12/01/45 11,000,000
12,570,000 (j) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Variable Rate Series 2020
3.120 12/01/39 12,570,000
TOTAL PENNSYLVANIA 23,570,000
WASHINGTON - 0.5% (0.3% of Total Investments)
7,250,000 (j) King County, Washington, Sewer Revenue Bonds, Junior Lien
Refunding Series 2024
3.400 01/01/42 7,250,000
7,000,000 (j) Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding Series 2023B
3.450 11/01/46 7,000,000
TOTAL WASHINGTON 14,250,000
TOTAL MUNICIPAL BONDS
(Cost $93,270,000) 93,270,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $93,270,000) 93,270,000
TOTAL INVESTMENTS - 170.1%
(Cost $4,751,641,714) 4,621,862,169
FLOATING RATE OBLIGATIONS - (6.7)% (181,610,000)
MFP SHARES, NET - (19.0)%(k) (516,276,384)
VRDP SHARES, NET - (45.4)%(l) (1,234,290,204)
OTHER ASSETS & LIABILITIES, NET -   1.0% 27,186,156
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,716,871,737
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $517,425,551 or 11.2% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) When-issued or delayed delivery security.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(h) Inverse floating rate trust is a non recourse trust.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.

See Notes to Financial Statements
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) MFP Shares, Net as a percentage of Total Investments is 11.2%.
(l) VRDP Shares, Net as a percentage of Total Investments is 26.7%.

Portfolio of Investments April 30, 2026
NZF
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 165.3% (100.0% of Total Investments)
4043906851 MUNICIPAL BONDS - 165.3% (100.0% of Total Investments) 4043906851
ALABAMA - 3.6% (2.2% of Total Investments)
$ 15,310,000 (a) Alabama Corrections Institution Finance Authority, Revenue
Bonds, Series 2022A, (UB)
5.250% 07/01/52 $ 15,830,356
8,585,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6.000 09/01/45 8,584,394
2,280,000 (a) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5.000 11/15/46 2,280,557
2,720,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5.000 11/15/46 2,720,664
14,840,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 15,405,500
10,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 10,167,756
340,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 348,426
2,945,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5.500 10/01/53 3,076,118
3,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4.750 12/01/54 3,549,615
24,765,000 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 26,079,809
TOTAL ALABAMA 88,043,195
ARIZONA - 1.4% (0.9% of Total Investments)
2,131,023 (b),(d) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 2,131,023
3,185,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona,
General Obligation Bonds, Series 2015
5.000 07/15/39 3,185,293
3,655,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024B
4.800 09/01/49 3,678,593
1,465,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.850 09/01/54 1,474,062
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5.000 07/01/47 10,011,373
270,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)
5.000 07/01/27 270,126
950,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)
5.000 07/01/32 951,360
1,790,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.375 07/01/46 1,432,000
2,140,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.500 07/01/51 1,712,000
2,060,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 2,062,869
35,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.125 07/01/39 33,333
50,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/32 53,635

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 7,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000% 12/01/37 $ 7,675,882
TOTAL ARIZONA 34,671,549
ARKANSAS - 0.9% (0.6% of Total Investments)
10,055,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 10,184,127
12,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5.700 05/01/53 12,716,895
TOTAL ARKANSAS 22,901,022
CALIFORNIA - 18.4% (11.1% of Total Investments)
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0.000 08/01/28 3,979,493
1,900,000 Blythe Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Redevelopment Project 1, Refunding
Series 2015
5.000 05/01/38 1,901,477
165,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5.000 09/02/36 165,081
4,070,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0.000 08/01/32 3,340,158
6,410,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0.000 08/01/34 4,854,532
19,925,000 (c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5.000 08/01/55 20,790,550
332,138 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 6,311
1,515,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5.000 08/01/49 1,404,217
1,095,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
5.000 06/01/36 1,076,249
22,650,000 (a) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019, (UB)
5.000 11/15/49 22,693,488
3,500,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4.000 04/01/45 3,286,606
825,000 (b) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5.375 07/01/45 806,256
34,780,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4.000 02/01/51 30,767,817
2,000,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5.000 07/01/39 2,050,944
2,000,000 (b),(d) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
5.000 06/01/51 1,200,000
2,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 2,500,981
16,712,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 16,715,802
33,780,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 33,779,581

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 22,205,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500% 12/01/58 $ 22,415,710
9,955,000 Capistrano Unified School District, Orange County, California,
Special Tax Bonds, Community Facilities District 98-2, Series
2005 - FGIC Insured
0.000 09/01/31 8,362,962
14,085,000 (c) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 15,038,756
3,795,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2006C - FGIC
Insured
0.000 02/01/37 2,596,071
6,215,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4.000 10/01/56 4,881,723
2,330,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3.000 07/01/43 1,894,571
10,145,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3.125 07/01/56 6,635,773
3,005,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3.000 06/01/47 2,149,473
20,855,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 12,629,871
15,120,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3.000 12/01/49 10,794,638
1,320,000 Davis, California, Special Tax Bonds, Community Facilities
District 2015-1 Series 2015
5.000 09/01/40 1,320,770
2,510,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 1, Series 2004B - NPFG Insured
0.000 10/01/28 2,360,979
3,360,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 2, Series 2002A - NPFG Insured
0.000 07/01/27 3,258,348
3,725,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0.000 01/15/34 2,916,700
4,505,000 Foothill-De Anza Community College District, Santa Clara
County, California, Election of 1999 General Obligation Bonds,
Series A - NPFG Insured
0.000 08/01/30 4,030,575
2,315,000 Gateway Unified School District, California, General Obligation
Bonds, Series 2004B - FGIC Insured
0.000 08/01/32 1,904,550
3,170,000 (e) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0.000 06/01/26 3,163,417
3,190,000 Hillsborough City School District, San Mateo County, California,
General Obligation Bonds, Series 2006B
0.000 09/01/27 3,088,536
5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - NPFG
Insured
0.000 08/01/31 4,277,290
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0.000 08/01/32 2,063,088
10,000,000 (a) Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
- BAM Insured, (UB)
4.000 09/01/58 9,053,778
225,000 (c) Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007B (TSFR3M*0.67% +
1.450%)
4.072 11/15/27 227,357

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 70,000 (e) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT)
4.000% 05/15/46 $ 73,675
1,000,000 (e) Mendocino-Lake Community College District, Mendocino and
Lake Counties, California, General Obligation Bonds, Election
2006, Series 2011B, (Pre-refunded 8/01/26) - AGM Insured
5.600 08/01/31 1,007,580
2,335,000 (b),(e) Morongo Band of Mission Indians, California, Enterprise
Revenue Bonds, Series 2018A, (Pre-refunded 10/01/28)
5.000 10/01/42 2,472,744
1,030,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 1,086,602
2,320,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0.000 08/01/43 2,395,040
8,120,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
7.000 11/01/34 9,721,689
5,180,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.500 11/01/39 6,277,048
4,180,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B -
FGIC Insured
0.000 08/01/26 4,155,873
7,750,000 Oxnard Union High School District, Ventura County, California,
General Obligation Bonds, Election 2018 Series 2022C
4.000 08/01/47 7,519,833
12,210,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6.750 08/01/40 12,941,937
5,000,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7.000 08/01/38 5,479,856
3,200,000 Redlands Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2003 - AGM
Insured
0.000 07/01/27 3,090,719
22,345,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5.250 07/01/58 23,039,784
6,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2023A
5.000 07/01/58 6,768,657
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/47 2,752,819
2,360,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5.000 07/01/51 2,382,734
5,650,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/44 5,776,395
25,670,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT)
5.000 05/01/43 26,136,591
33,485,000 (a) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5.000 05/01/48 33,356,451
425,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 425,254
37,555,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000 06/01/47 9,226,603
1,800,000 Walnut Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2000 Series
2003D - FGIC Insured
0.000 08/01/27 1,744,100
4,005,000 Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
7.300 08/01/36 4,724,427
TOTAL CALIFORNIA 448,940,890

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 8.5% (5.2% of Total Investments)
$ 960,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5.000% 12/01/51 $ 888,827
1,101,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.500 12/01/36 1,101,867
2,000,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025
4.250 06/01/55 1,906,616
1,168,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5.000 12/01/53 1,148,759
770,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/37 770,313
2,210,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 2,209,848
851,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5.000 06/01/37 851,357
5,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/34 5,766,161
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/37 1,148,263
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/38 1,144,813
5,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/39 5,206,023
30,270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/44 30,916,924
820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 706,079
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.500 11/01/47 5,283,135
8,300,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, (UB)
5.250 11/01/52 8,559,655
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2012
4.000 12/01/42 1,994,471
2,105,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 2,107,022
7,572,788 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 4,971,856
35,500,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.250 12/01/43 36,468,089
10,695,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/48 10,717,882
13,965,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.250 12/01/48 14,139,381
4,795,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5.125 12/01/50 4,810,694
1,115,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5.250 12/01/39 1,118,540
310,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopment
Area, Series 2018A
5.250 12/01/39 310,896
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 5,554,958
8,845,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0.000 09/01/26 8,766,614
7,550,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 6,897,741
11,100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/31 9,503,301
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 8,263,478

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0.000% 09/01/39 $ 2,054,919
982,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 982,029
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 993,735
2,450,000 Metropolitan Wastewater Reclamation District, Colorado,
Sewer Revenue Bonds, Improvement Series 2026A
5.000 04/01/51 2,585,996
825,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.750 12/01/47 825,083
4,945,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7.250 12/01/53 5,017,365
4,310,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/39 3,816,182
490,000 (e) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5.000 12/01/45 496,471
310,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 323,943
4,060,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 4,869,849
878,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5.000 12/01/45 872,706
55,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5.250 12/01/40 55,153
105,000 Water Valley Metropolitan District 2, Windsor, Colorado,
General Obligation Bonds, Refunding Series 2016
5.250 12/01/40 105,185
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6.000 12/01/38 1,042,650
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6.500 12/01/50 1,029,574
TOTAL COLORADO 208,304,403
CONNECTICUT - 0.2% (0.1% of Total Investments)
6,345,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4.000 07/01/52 5,780,093
TOTAL CONNECTICUT 5,780,093
DISTRICT OF COLUMBIA - 1.8% (1.1% of Total Investments)
12,230,000 District of Columbia Housing Finance Agency, Multifamily
Development Program Revenue Bonds, Series 2024A-1
4.750 09/01/46 12,302,455
5,000,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4.000 03/01/39 5,045,625
6,400,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4.000 10/01/52 5,628,799
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000 10/01/37 6,248,453
10,000,000 Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Second Lien
Sustainability- Climate Transition, Green Series 2024A
4.375 07/15/56 9,536,462
5,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Green Series 2024A
4.375 07/15/59 4,758,345
TOTAL DISTRICT OF COLUMBIA 43,520,139

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 5.9% (3.6% of Total Investments)
$ 1,005,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000% 09/01/43 $ 1,005,076
865,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/45 864,964
610,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.375 11/01/36 620,506
665,000 Bexley Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2016
4.700 05/01/36 665,169
800,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4.500 05/01/34 802,947
3,315,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5.000 04/01/41 3,492,597
3,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5.000 04/01/47 3,048,486
4,390,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5.000 07/01/50 3,287,707
325,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 318,907
150,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5.000 10/01/49 146,730
120,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.250 11/01/37 122,466
155,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.600 11/01/46 157,467
555,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.250 05/01/35 555,386
610,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.300 05/01/36 610,448
955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/45 955,453
1,305,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/46 1,305,533
12,505,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4.000 08/15/45 11,098,246
6,740,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4.000 08/15/50 5,800,493
1,115,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.650 07/01/37 1,131,836
3,385,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.750 07/01/47 3,387,841
1,420,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4.750 07/15/36 1,420,102
1,465,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5.000 07/15/46 1,398,189
1,000,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A
5.000 07/01/36 995,557
6,785,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series 2016A
5.125 07/01/46 6,185,916
120,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5.000 09/15/40 117,553
1,015,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6.250 06/15/36 1,016,457

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,475,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6.375% 06/15/46 $ 2,476,546
3,025,000 Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2026A. Fixed Mode
5.250 08/01/51 3,158,964
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 3,550,000
4,120,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 2,904,600
10,900,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/53 10,724,181
7,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 5,287,500
12,815,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 8,329,750
320,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4.750 05/01/36 320,078
4,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/42 4,562,301
12,410,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2018E, (AMT)
5.000 10/01/48 12,434,908
7,665,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5.000 10/01/49 7,704,662
2,140,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5.350 08/01/35 2,146,345
6,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4.000 10/01/52 5,598,710
7,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Series 2019A
5.000 10/01/47 7,613,349
500,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5.000 11/01/52 486,455
5,225,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5.000 04/01/51 4,952,138
545,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5.000 11/01/46 545,091
70,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4.750 11/01/28 70,913
265,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
5.375 11/01/36 269,371
85,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4.350 05/01/26 85,000
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4.875 05/01/35 100,028
1,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5.000 12/01/40 1,000,353
7,780,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A, (UB)
5.000 12/01/44 7,780,247

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,600,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Series 2016A,
(UB)
5.000% 12/01/55 $ 2,514,353
300,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5.375 11/01/37 303,751
TOTAL FLORIDA 145,431,626
GEORGIA - 2.0% (1.2% of Total Investments)
285,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 128,250
1,160,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
4.500 11/01/35 1,025,788
725,000 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project
Series 2014
5.000 07/01/41 725,277
4,245,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/49 3,874,724
1,250,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017C
4.125 11/01/45 1,194,497
1,250,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4.125 11/01/45 1,194,497
1,925,000 (a) Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4.000 07/01/50 1,783,966
865,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5.625 10/01/26 873,202
8,200,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5.125 04/01/53 8,378,272
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020
4.000 03/01/40 989,924
3,485,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2014A
5.000 07/01/44 3,496,026
3,505,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4.600 12/01/54 3,463,786
3,020,000 Georgia Local Governments, Certificates of Participation,
Georgia Municipal Association, Series 1998A - NPFG Insured
4.750 06/01/28 3,084,057
3,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4.000 07/01/51 2,807,104
840,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.875 06/15/47 842,950
260,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/26 261,919
1,070,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/43 1,085,782
3,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5.000 11/01/47 2,671,468
3,325,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4.000 12/01/45 3,220,152
3,700,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5.500 07/01/60 3,700,919
3,000,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Emory University, Refunding Series 2013A
5.000 10/01/43 3,001,518
TOTAL GEORGIA 47,804,078
IDAHO - 0.0% (0.0% of Total Investments)
595,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5.000 09/01/32 595,687
TOTAL IDAHO 595,687

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 18.3% (11.1% of Total Investments)
$ 450,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - NPFG Insured
0.000% 12/01/26 $ 440,936
1,715,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0.000 12/01/26 1,680,456
1,000,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0.000 12/01/27 946,037
1,765,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0.000 12/01/30 1,489,920
2,585,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0.000 12/01/27 2,445,506
8,565,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0.000 12/01/31 6,929,786
8,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.500 12/01/59 8,474,842
20,155,000 (a) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5.000 12/01/51 20,185,654
2,430,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 2,494,086
6,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4.000 12/01/50 5,160,852
22,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A
5.000 12/01/57 22,714,765
25,110,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5.500 01/01/59 26,500,993
10,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured,
(AMT)
5.000 01/01/60 9,963,402
25,755,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - NPFG Insured
0.000 01/01/29 23,487,849
8,765,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0.000 01/01/34 6,481,968
17,310,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0.000 01/01/37 11,020,410
290,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/29 290,244
1,610,000 Chicago, Illinois, General Obligation Bonds, Series 1999 0.000 01/01/30 1,424,089
5,060,000 (a) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.000 01/01/44 4,948,777
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.500 01/01/53 5,210,951
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.500 01/01/62 5,233,773
12,190,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A
4.125 05/15/47 11,297,499
800,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.500 12/01/30 800,570
17,770,000 (e) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26)
5.000 12/01/46 17,801,686
20,000,000 (a),(e) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26), (UB)
5.000 12/01/46 20,035,662
8,545,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024A
4.750 10/01/49 8,531,329
1,785,000 Illinois State, General Obligation Bonds, May Series 2020 5.500 05/01/39 1,895,794
7,605,000 (a) Illinois State, General Obligation Bonds, May Series 2023B,
(UB)
5.500 05/01/47 7,937,417
3,100,000 Illinois State, General Obligation Bonds, November Series
2016
5.000 11/01/35 3,120,853
3,000,000 Illinois State, General Obligation Bonds, November Series
2016
5.000 11/01/37 3,016,989

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,400,000 Illinois State, General Obligation Bonds, November Series
2016
5.000% 11/01/40 $ 2,410,435
5,795,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 5,973,214
3,800,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 3,919,465
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/27 5,078,836
5,350,000 Illinois State, General Obligation Bonds, Refunding April Series
2019B
5.125 09/01/26 5,390,044
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/40 5,010,931
5,400,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5.000 06/15/52 5,344,510
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4.000 06/15/50 8,731,828
13,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 12,995,853
8,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - BAM Insured
0.000 12/15/51 2,276,434
64,110,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0.000 12/15/52 16,778,177
2,455,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5.000 06/15/53 2,406,689
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 1,923,021
45,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0.000 06/15/43 21,629,515
1,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Refunding Series
1998A - NPFG Insured
5.500 06/15/29 1,873,145
8,400,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/30 7,219,385
7,940,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/33 6,199,892
450,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/34 330,107
12,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/35 8,969,191
10,620,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/35 7,447,893
11,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/36 7,701,533
65,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/38 39,438,106
38,040,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/40 21,421,431
3,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/41 1,969,152
4,005,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5.750 08/01/42 4,008,847
TOTAL ILLINOIS 448,410,729

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 0.2% (0.1% of Total Investments)
$ 2,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875% 06/01/55 $ 1,792,019
1,230,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5.750 08/01/42 1,231,182
1,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.750 04/01/36 999,897
TOTAL INDIANA 4,023,098
IOWA - 1.2% (0.7% of Total Investments)
5,750,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 5,751,136
21,525,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 24,363,058
TOTAL IOWA 30,114,194
KANSAS - 0.5% (0.3% of Total Investments)
2,085,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5.000 03/01/44 2,098,536
3,565,000 (d) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 926,900
10,000,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2017A
5.000 03/01/47 10,040,341
TOTAL KANSAS 13,065,777
KENTUCKY - 0.8% (0.5% of Total Investments)
5,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.375 02/01/36 5,004,607
435,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.500 02/01/44 435,170
500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.750 11/15/45 467,012
2,250,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.750 11/15/50 2,017,014
6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/44 6,128,231
1,305,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/40 1,305,872
1,335,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6.750 07/01/43 1,500,451
2,295,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6.875 07/01/46 2,573,005
195,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
4.000 10/01/29 195,135
TOTAL KENTUCKY 19,626,497
LOUISIANA - 1.4% (0.8% of Total Investments)
500,000 (b) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 489,464
5,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/42 5,039,334
3,730,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/46 3,741,405
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 1,972,298

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,775,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250% 10/01/36 $ 1,879,735
3,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250 10/01/46 3,026,446
7,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 6,999,722
10,835,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/59 10,969,707
TOTAL LOUISIANA 34,118,111
MAINE - 0.2% (0.1% of Total Investments)
4,965,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 4,677,070
TOTAL MAINE 4,677,070
MARYLAND - 1.5% (0.9% of Total Investments)
2,795,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5.000 12/31/41 2,878,264
2,000,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/31 1,340,000
4,590,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5.250 07/01/52 4,778,879
7,145,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5.500 01/01/46 7,189,150
20,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5.000 05/15/45 20,153,838
355,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5.000 07/01/46 355,023
TOTAL MARYLAND 36,695,154
MASSACHUSETTS - 0.1% (0.0% of Total Investments)
525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 525,090
1,525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4.500 01/01/45 1,460,140
TOTAL MASSACHUSETTS 1,985,230
MICHIGAN - 1.7% (1.1% of Total Investments)
590,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/33 585,790
1,250,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/43 1,187,505
9,895,000 (a),(g) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured, (UB)
6.000 05/01/29 10,444,074
5,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4.500 07/01/35 5,004
1,985,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5.500 07/01/29 2,066,784
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - FGIC Insured
5.000 07/01/36 5,010
10,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5.000 07/01/34 10,020
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A
5.000 11/01/44 10,001,831
6,800,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5.000 11/15/48 6,910,643
6,695,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
5.000 12/01/55 6,797,306

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4.000% 04/15/54 $ 4,452,871
TOTAL MICHIGAN 42,466,838
MINNESOTA - 1.8% (1.1% of Total Investments)
700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 583,306
10,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.000 02/15/53 9,984,385
15,830,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.250 02/15/53 15,890,265
7,105,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.000 02/15/58 6,947,072
1,500,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5.750 08/01/44 1,500,710
800,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/52 653,861
750,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750 09/01/46 751,089
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6.000 09/01/51 4,004,673
3,410,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5.000 08/01/36 3,412,029
TOTAL MINNESOTA 43,727,390
MISSISSIPPI - 1.3% (0.8% of Total Investments)
32,190,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Ochsner Clinic Foundation Project Refunding
Series 2025C
5.000 05/15/55 32,965,216
TOTAL MISSISSIPPI 32,965,216
MISSOURI - 1.6% (0.9% of Total Investments)
670,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 671,042
55,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5.000 03/01/36 55,650
10,090,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/46 10,182,632
135,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5.000 04/01/46 129,434
12,005,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/29 10,983,217
650,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/40 653,978
3,530,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 3,534,167
3,695,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 3,674,366
1,590,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5.000 06/01/30 1,590,896
2,700,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5.000 06/01/33 2,701,135

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5.000% 11/15/45 $ 2,001,037
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5.875 09/01/43 430,428
450,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.000 12/01/35 450,152
130,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 129,303
720,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 721,453
TOTAL MISSOURI 37,908,890
NEBRASKA - 0.4% (0.2% of Total Investments)
5,835,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5.000 09/01/42 6,017,389
3,435,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5.000 11/15/47 3,452,911
TOTAL NEBRASKA 9,470,300
NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
2,995,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4.875 11/01/42 2,718,399
6,060,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 5,668,602
TOTAL NEW HAMPSHIRE 8,387,001
NEW JERSEY - 7.6% (4.6% of Total Investments)
1,100,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5.125 07/01/42 1,108,177
17,580,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/31 17,898,792
1,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5.000 06/15/36 1,015,069
10,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5.000 06/15/41 10,150,693
2,175,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27)
5.000 06/15/42 2,235,116
16,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5.000 06/15/49 16,302,773
1,165,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5.250 09/15/29 1,166,463
2,900,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4.000 06/15/41 2,856,754
19,650,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5.000 06/15/48 22,420,406
15,280,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.250 06/15/50 16,070,222
7,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5.000 06/15/55 7,204,661
3,130,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/28 2,899,807
3,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/31 2,517,473
12,715,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/33 9,891,642
610,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/34 455,511

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,480,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000% 12/15/40 $ 1,397,822
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/33 7,808,729
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0.000 12/15/36 13,684,590
19,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/35 13,717,155
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 8,885,568
8,595,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A, (UB)
5.000 12/15/34 8,990,491
1,595,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/46 1,582,951
17,005,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 16,560,733
TOTAL NEW JERSEY 186,821,598
NEW YORK - 21.6% (13.1% of Total Investments)
3,400,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0.000 07/15/44 1,445,511
12,020,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0.000 07/15/46 4,473,515
450,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5.250 07/01/35 450,000
72,286 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 57,829
455,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5.500 09/01/45 454,966
18,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4.000 07/01/51 16,428,418
5,525,000 (b),(e) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5.500 12/01/46 5,614,158
580,000 (b),(e) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5.500 12/01/46 589,360
9,165,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/46 7,959,391
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4.000 03/15/48 4,591,512
7,250,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5.000 07/01/46 7,169,622
81,270,000 (b) Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2005C
0.000 06/01/50 10,363,754
6,280,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.250 11/15/55 6,378,013
4,210,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series 2016B
5.000 11/15/34 4,245,863
3,320,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Series 2016B
5.000 11/15/37 3,342,556
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D
5.000 11/15/32 5,195,279
11,990,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4.800 02/01/53 11,972,051
5,630,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
5.000 11/01/59 5,682,159

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026A-1
5.000% 11/01/55 $ 6,072,555
9,750,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4.000 06/15/49 8,945,411
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4.000 06/15/50 4,561,795
10,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4.000 06/15/51 9,080,558
2,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5.250 06/15/55 2,635,156
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 5,048,488
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5.000 04/01/52 10,175,345
5,750,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1
5.000 03/01/40 5,893,430
2,860,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5.000 08/01/47 2,941,831
7,490,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series D
5.250 10/01/51 7,866,628
81,665,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 81,730,152
5,700,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 5,704,916
8,265,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5.000 03/15/47 8,597,055
14,650,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 14,597,373
68,360,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 68,365,175
46,560,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5.500 12/31/60 47,092,698
565,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 565,361
28,700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 28,658,477
3,065,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 3,204,137
3,945,000 (a) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT), (UB)
6.000 06/30/54 4,104,452
15,465,000 (a) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT), (UB)
5.375 06/30/60 15,326,982

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000% 01/01/31 $ 5,486,719
2,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 2,155,936
13,750,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 14,567,130
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5.250 11/15/56 3,006,083
14,500,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 1,300,176
10,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4.250 05/15/58 9,492,899
30,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.500 05/15/63 29,404,368
11,235,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
4.125 05/15/64 10,182,982
2,150,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/48 2,010,815
9,411,581 Westchester County Health Care Corporation, New York,
Senior Lien Revenue Bonds, Series 2014A
5.000 11/01/44 9,072,052
3,640,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5.000 11/01/46 3,397,554
565,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6.250 11/01/52 585,519
TOTAL NEW YORK 528,244,165
NORTH CAROLINA - 0.2% (0.1% of Total Investments)
5,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5.000 01/01/49 5,060,985
TOTAL NORTH CAROLINA 5,060,985
NORTH DAKOTA - 2.4% (1.4% of Total Investments)
4,925,000 Cass County, North Dakota, Health Care Facilities Revenue
Bonds, Essential Health Obligated Group, Series 2018B
5.250 02/15/58 4,936,897
1,075,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
4.000 12/01/46 926,813
10,315,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/43 9,863,725
10,950,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/48 9,693,520
37,840,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/53 32,165,279
TOTAL NORTH DAKOTA 57,586,234
OHIO - 8.8% (5.3% of Total Investments)
28,980,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 2,218,781
9,495,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 7,544,281
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/37 1,012,474
7,200,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/47 7,179,419

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000% 11/15/28 $ 1,838,108
6,895,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000 11/15/32 5,407,881
2,155,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000 11/15/34 1,540,704
165,000 (e) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0.000 12/01/27 157,562
4,145,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0.000 12/01/27 3,962,483
220,000 (e) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0.000 12/01/28 204,108
5,615,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0.000 12/01/28 5,212,055
570,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series
2020
5.000 06/01/28 578,784
19,495,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/52 19,505,248
20,650,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/57 20,652,503
2,400,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 2,127,622
1,010,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/34 1,036,984
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/44 1,004,551
4,780,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 4,641,791
10,000,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5.000 05/15/40 10,011,700
1,730,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5.000 12/01/46 1,744,535
8,020,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5.000 08/15/47 8,074,924
5,565,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0.000 12/01/28 5,126,362
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5.000 12/01/42 1,049,222
4,500,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/31 4,921,308
6,105,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/44 6,104,794
1,600,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017
4.000 11/15/43 1,600,417
2,845,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D
3.375 08/01/29 2,803,942
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4.000 10/01/42 1,087,851
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4.000 10/01/47 1,020,807

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 950,000 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5,
Series 2001 - NPFG Insured
0.000% 02/15/29 $ 865,730
365,000 (e) Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B, (Pre-refunded
1/01/29)
4.000 01/01/46 377,543
6,135,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B
4.000 01/01/46 5,786,859
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0.000 02/15/37 3,438,827
11,260,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0.000 02/15/38 7,383,147
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0.000 02/15/40 2,966,189
27,880,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 28,946,070
22,820,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4.750 06/01/33 23,692,587
1,515,000 Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2021
5.000 06/01/46 1,587,163
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5.250 12/01/59 4,402,226
1,845,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4.250 12/01/36 1,845,864
465,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4.250 12/01/50 451,188
380,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6.000 12/01/50 381,869
970,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5.000 11/01/51 949,113
1,500,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007
5.250 12/01/32 1,669,527
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 998,924
TOTAL OHIO 215,114,027
OKLAHOMA - 2.9% (1.7% of Total Investments)
12,690,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 12,804,655
9,715,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/48 9,602,220
18,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 18,210,009
16,570,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 16,368,008
1,550,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/41 1,589,482
7,700,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5.500 01/01/54 8,288,262
2,200,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 2,481,020

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250% 12/01/40 $ 1,105,138
TOTAL OKLAHOMA 70,448,794
OREGON - 0.3% (0.2% of Total Investments)
7,330,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2020-27A, (AMT)
5.000 07/01/45 7,507,004
TOTAL OREGON 7,507,004
PENNSYLVANIA - 9.6% (5.8% of Total Investments)
380,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750 08/01/42 380,365
7,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000 05/01/42 7,366,144
11,700,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750 01/01/35 12,229,584
2,030,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 1,712,784
1,236,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 1,310,275
16,570,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 15,578,522
8,280,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000 06/30/44 6,220,395
2,594,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 2,649,034
2,405,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5.000 06/01/34 2,491,635
700,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5.000 01/01/38 700,378
5,085,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
4.000 04/01/50 4,454,123
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A
5.000 04/01/50 5,057,514
15,220,000 (a) Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A, (UB)
5.000 07/01/44 15,433,637
17,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5.000 05/01/52 17,131,991
13,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5.000 05/01/57 13,353,462
2,205,724 (d) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
0.000 06/30/27 970,519
1,214,992 (d) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.000 06/30/27 218,699
4,135,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 4,137,843
19,250,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.750 06/30/48 20,159,197

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 24,890,000 (a) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5.000% 12/31/57 $ 24,879,583
5,275,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4.250 11/01/48 4,946,916
24,005,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
4.375 11/01/54 21,929,826
4,870,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
4.375 11/01/54 4,565,635
4,660,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4.000 08/15/49 4,164,663
4,400,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
5.000 02/15/55 4,568,582
30,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4.750 04/01/53 30,463,428
2,775,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6.000 12/01/30 2,913,678
1,970,000 (e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Sciences in
Philadelphia, Series 2017, (Pre-refunded 5/01/27)
5.000 11/01/47 2,014,414
2,030,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Sciences in
Philadelphia, Series 2017
5.000 11/01/47 2,013,887
525,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5.000 11/15/28 525,477
TOTAL PENNSYLVANIA 234,542,190
PUERTO RICO - 7.2% (4.3% of Total Investments)
75,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 3,642,900
1,743,998 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0.000 08/01/54 374,434
1,595,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/37 1,663,320
16,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 16,552,997
5,255,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/47 5,224,904
8,180,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/33 8,558,506
2,745,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/37 2,845,477
6,055,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 6,055,347
13,379,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 4,792,862
46,230,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 12,121,011
2,260,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 2,161,690
104,074,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 101,430,978
1,780,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 1,782,698
493,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.536 07/01/53 456,733
490,870 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 340,541
8,007,861 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 7,503,643
TOTAL PUERTO RICO 175,508,041

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND - 0.1% (0.1% of Total Investments)
$ 21,570,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000% 06/01/52 $ 2,897,511
TOTAL RHODE ISLAND 2,897,511
SOUTH CAROLINA - 4.6% (2.8% of Total Investments)
21,570,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0.000 01/01/30 19,168,922
7,220,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023B
4.850 07/01/48 7,332,406
32,615,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4.250 11/01/47 31,170,227
10,545,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4.500 11/01/54 10,177,475
9,985,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5.000 05/01/43 10,164,504
8,560,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5.000 05/01/48 8,615,104
2,150,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5.000 12/01/50 2,149,969
2,155,000 (a) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A,
(UB)
5.000 12/01/50 2,154,969
7,500,000 (a) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5.000 12/01/46 7,526,299
10,295,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
5.000 12/01/55 10,445,749
2,585,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2015E
5.250 12/01/55 2,585,461
TOTAL SOUTH CAROLINA 111,491,085
SOUTH DAKOTA - 0.1% (0.1% of Total Investments)
2,505,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/45 2,511,066
TOTAL SOUTH DAKOTA 2,511,066
TENNESSEE - 1.3% (0.8% of Total Investments)
1,000,000 (b) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 986,726
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4.000 08/01/44 3,658,624
21,500,000 (a) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/53 22,473,578
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/54 5,016,807
TOTAL TENNESSEE 32,135,735
TEXAS - 11.8% (7.1% of Total Investments)
3,135,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5.250 12/01/35 3,135,734
3,340,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5.000 12/01/40 3,320,604
9,000,000 (a) Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2023
4.000 02/15/53 8,247,777
21,000,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
4.250 02/01/53 19,930,023
1,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4.750 05/01/38 1,000,285

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 150,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750% 11/01/42 $ 150,022
5,000,000 Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series
2024
4.250 02/15/50 4,808,409
295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/41 144,764
590,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/42 275,087
1,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/43 442,899
2,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/44 840,281
2,600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/45 1,031,459
4,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0.000 11/15/53 1,049,200
605,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/37 350,281
1,315,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/37 718,833
40,500,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/40 18,153,461
190,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5.000 07/01/29 190,203
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/37 3,323,799
28,305,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/28 26,327,882
5,000,000 (e) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured, (ETM)
0.000 09/01/30 4,403,453
5,765,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0.000 09/01/31 4,812,896
5,040,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2001B - NPFG Insured, (ETM)
5.500 12/01/29 5,338,844
7,500,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A - AGM Insured, (ETM)
5.750 12/01/32 8,824,971
3,500,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4.250 08/01/54 3,258,680
720,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/35 721,791
2,505,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power
Company, Series 1997 - AMBAC Insured, (AMT)
5.125 11/01/28 2,604,279
7,465,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 7,483,418
825,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 786,231

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4.500% 06/01/55 $ 1,972,056
6,330,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 7,478,877
9,130,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 10,873,134
10,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0.000 01/01/28 9,534,693
6,035,000 Northside Independent School District, Bexar County, Texas,
General Obligation Bonds, School Building Series 2024A
4.125 08/15/54 5,573,395
1,570,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/34 1,567,019
1,000,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 570,000
310,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6.250 12/15/26 316,300
1,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5.500 12/31/58 1,855,172
300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 315,087
1,660,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 1,734,475
90,930,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 90,172,789
24,850,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4.750 10/15/55 24,906,713
TOTAL TEXAS 288,545,276
UTAH - 0.1% (0.0% of Total Investments)
1,945,000 (b),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 1,863,752
TOTAL UTAH 1,863,752
VIRGIN ISLANDS - 1.1% (0.7% of Total Investments)
9,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750 02/01/45 9,030,760
17,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 17,404,132
TOTAL VIRGIN ISLANDS 26,434,892
VIRGINIA - 3.3% (2.0% of Total Investments)
12,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5.000 07/01/51 11,921,176
22,405,000 (a) Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, (UB)
5.000 07/01/51 22,257,828
1,250,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.650 07/01/55 1,235,817
8,995,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 8,807,945
16,520,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 16,093,288

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 20,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000% 12/31/56 $ 19,382,124
TOTAL VIRGINIA 79,698,178
WASHINGTON - 3.1% (1.9% of Total Investments)
400,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999 -
FGIC Insured
4.750 02/01/28 402,498
105,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 105,069
6,065,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
4.000 07/01/36 6,052,757
10,420,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A, (UB)
5.000 08/15/45 10,422,432
10,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2017B
4.000 08/15/41 10,063,829
10,785,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C, (UB)
5.000 10/01/44 10,788,573
21,320,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, (UB)
5.000 10/01/38 21,338,971
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
4.000 09/01/45 1,804,828
14,875,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5.000 09/01/55 15,015,949
TOTAL WASHINGTON 75,994,906
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
13,450,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2023B
6.000 09/01/48 14,515,208
TOTAL WEST VIRGINIA 14,515,208
WISCONSIN - 4.4% (2.7% of Total Investments)
25,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5.000 06/15/37 23,691
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.125 05/01/36 999,933
1,855,000 (b),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/36 1,858,590
3,690,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 3,417,716
1,485,000 (b),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 1,487,873
2,945,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 2,392,408
79,862 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 518
69,810 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 450
68,693 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 441
66,459 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 425

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 65,342 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/51 $ 416
84,889 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 539
83,772 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 530
80,979 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 510
79,304 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 498
77,628 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 486
86,006 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 537
83,772 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 522
81,538 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 506
79,862 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 495
78,745 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 487
76,511 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 472
74,836 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 460
73,161 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 449
72,044 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 441
77,628 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 475
934,897 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 5,704
2,580,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 2,556,491
7,570,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.250 01/01/65 7,496,811
69,385 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 452
68,408 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 444

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 67,919 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/48 $ 438
67,431 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 433
66,454 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 425
72,806 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 464
1,802,307 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 1,224,955
72,317 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 459
71,340 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 451
70,851 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 446
69,874 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 439
68,897 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 431
68,408 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 427
67,431 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 420
66,942 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 416
66,454 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 412
65,476 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 405
64,988 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 401
64,010 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 394
63,522 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 390
63,033 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 386
62,056 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 379
808,203 (b),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 4,931

Portfolio of Investments April 30, 2026
(continued)
NZF

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6.250% 06/15/48 $ 490,298
1,200,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4.000 08/01/35 1,159,611
1,690,000 (b),(d) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.250 08/01/27 1,233,700
1,350,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7.000 12/01/50 1,053,000
160,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 162,776
2,905,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Cullowhee
LLC - Western California University Project, Series 2015A
5.000 07/01/35 2,905,788
37,710,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 38,672,382
30,715,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 31,431,971
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 12/31/65 5,506,075
1,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0.000 12/15/31 828,090
2,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
5.000 11/15/39 2,651,541
1,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5.250 10/01/39 1,120,363
TOTAL WISCONSIN 108,703,267
WYOMING - 0.2% (0.1% of Total Investments)
4,660,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2024 Series 1
4.700 12/01/49 4,648,760
TOTAL WYOMING 4,648,760
TOTAL MUNICIPAL BONDS
(Cost $3,989,303,027) 4,043,906,851
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
243,974 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 243,974
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
243,974 (h) Cahava Springs Advance 7.500 12/31/26 243,974
TOTAL CONSUMER DURABLES & APPAREL 243,974
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $243,974) 243,974
TOTAL LONG-TERM INVESTMENTS
(Cost $3,989,547,001) 4,044,150,825
FLOATING RATE OBLIGATIONS - (14.5)% (355,200,000)
MFP SHARES, NET - (26.2)%(i) (640,210,646)
VRDP SHARES, NET - (27.6)%(j) (674,073,140)
OTHER ASSETS & LIABILITIES, NET -   3.0% 71,588,674
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,446,255,713
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $363,239,773 or 9.0% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Inverse floating rate trust is a non recourse trust.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) MFP Shares, Net as a percentage of Total Investments is 15.8%.
(j) VRDP Shares, Net as a percentage of Total Investments is 16.7%.

Portfolio of Investments April 30, 2026
NMZ
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 160.9% (99.9% of Total Investments)
0 COMMON STOCKS - 0.0% (0.0% of Total Investments) 0
MATERIALS - 0.0% (0.0% of Total Investments)
39 (a),(b) PALOUSE FIBER HOLDINGS $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $5,850) 0
SHARES DESCRIPTION VALUE
16,842,735 EXCHANGE-TRADED FUNDS - 0.8% (0.5% of Total Investments) 16,842,735
675,000 (c) Nuveen High Yield Municipal Income ETF 16,842,735
TOTAL EXCHANGE-TRADED FUNDS
(Cost $16,995,750) 16,842,735
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3574573697 MUNICIPAL BONDS - 160.1% (99.4% of Total Investments) 3574573697
ALABAMA - 2.4% (1.5% of Total Investments)
$ 182,352 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1 .000% 09/01/37 2
1,000,000 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6 .750 09/01/37 700,000
212,352 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6 .750 09/01/37 148,646
2,000,000 (e) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 1,999,859
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
5 .000 07/01/48 1,513,406
10,000,000 (f),(g) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 10,167,756
785,000 (g) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 867,669
13,765,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 14,106,115
6,430,000 (f) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .250 10/01/49 6,652,646
6,270,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 6,086,510
1,740,000 (e) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2020
4 .000 11/01/45 1,579,685
1,000,000 (g) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,053,091
3,905,000 (f),(g) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 4,001,617
4,450,000 (e) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,483,237
TOTAL ALABAMA 53,360,239

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.7% (0.4% of Total Investments)
$ 5,000,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .500% 02/01/60 $ 4,448,812
12,500,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .375 02/01/65 11,522,855
TOTAL ALASKA 15,971,667
ARIZONA - 2.4% (1.5% of Total Investments)
400,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Christian University Project, Series
2019A
5 .500 10/01/40 386,221
800,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Christian University Project, Series
2019A
5 .625 10/01/49 718,005
10,100,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 8,770,704
10,000,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 8,660,663
700,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021C
6 .000 07/01/29 695,197
2,590,000 (e) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group ? Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 1,784,724
7,765,000 (e) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 4,538,729
710,000 (d),(e) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .500 06/01/50 568,000
4,655,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7 .000 05/01/66 4,664,203
970,000 (e) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 894,432
3,000,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/49 2,400,000
245,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 196,000
400,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 320,000
475,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 380,000
1,000,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 800,000
270,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 270,936
5,115,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .250 06/15/50 4,744,334
1,985,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/50 1,777,214
100,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 95,237
7,500,000 (e) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/37 8,013,480

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,000,000 (e) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375% 10/01/56 $ 1,584,063
1,940,000 (e) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6 .000 06/15/57 1,947,498
TOTAL ARIZONA 54,209,640
ARKANSAS - 0.3% (0.2% of Total Investments)
2,750,000 (e) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 2,785,316
3,500,000 (e) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,342,963
TOTAL ARKANSAS 6,128,279
CALIFORNIA - 8.2% (5.1% of Total Investments)
18,390,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 10,665,680
4,000,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .300 10/01/47 2,375,192
18,905,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .350 10/01/48 11,109,499
4,585,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .375 10/01/49 2,678,434
3,055,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .400 10/01/50 1,766,221
1,000,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4 .000 02/01/56 824,635
219,959 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 4,179
200,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-1
3 .000 02/01/57 135,794
2,000,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-2
4 .000 02/01/50 1,491,615
9,155,000 (e) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,168,356
500,000 (e) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 367,207
2,195,000 (e) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 2,229,810
10,450,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 9,794,628
1,595,000 (e) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/48 1,540,990
1,550,000 (e) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 1,463,751
220,000 (e) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9 .500 07/01/30 222,998
500,000 (e) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 500,712
1,270,000 (e),(h) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
6 .000 01/01/55 1,277,315

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,165,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250% 09/01/52 $ 2,202,230
1,130,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,138,081
3,500,000 (e) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 3,011,144
3,260,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,021,251
1,000,000 (e) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 944,920
2,390,000 (e) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/61 1,633,269
1,355,000 (e) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .000 06/15/54 1,258,125
1,000,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/40 936,914
2,930,000 (e) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,671,423
5,185,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/61 3,649,403
800,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/51 553,455
1,600,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools ? Obligated Group,
Series 2023A
6 .000 06/01/63 1,562,216
1,000,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 1,041,485
7,445,000 (e) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 7,444,908
1,770,000 (e) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .125 09/02/48 1,791,589
2,850,000 (e) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .250 09/02/61 2,896,935
575,000 (e) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel
Project, Series 2026
5 .250 09/02/61 572,006
500,000 (e) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 496,356
720,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 719,999
1,300,000 (e) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 1,032,618
1,750,000 (e) CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1
3 .000 08/01/56 1,208,696
300,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000 09/01/42 311,472
21,190,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 16,644,203

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 8,470,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000% 01/01/54 $ 7,432,732
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Dublin Mezzanine Lien
Series 2021B
4 .000 02/01/57 1,513,477
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000 06/01/58 1,547,111
1,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 768,433
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 1,205,276
4,250,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 3,169,043
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 410,303
535,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 323,998
5,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 3,824,402
2,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4 .000 12/01/59 1,231,310
3,430,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 2,448,784
1,625,000 Daly City Housing Development Finance Agency, California,
Mobile Home Park Revenue Bonds, Franciscan Mobile Home
Park Project, Refunding Third Tier Series 2007C
6 .500 12/15/47 1,625,325
2,000,000 Daly City Housing Development Finance Agency, California,
Mobile Home Park Revenue Bonds, Franciscan Mobile Home
Park, Refunding Series 2007A
5 .000 12/15/37 2,002,015
8,855,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 874,393
7,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 3,489,251
1,000,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5 .000 09/01/52 1,010,242
7,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .000 05/15/55 7,132,658
535,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 6, Series 2021
4 .000 09/01/50 469,948
2,140,000 (d) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 1,476,600
750,000 (e),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
10 .487 12/01/30 1,020,342
2,015,000 (e),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
10 .487 12/01/33 3,295,978

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,090,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000% 05/01/49 $ 7,099,270
10,000,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/43 10,181,765
1,055,000 (e) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,075,778
6,000,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 1,506,771
5,000,000 (f) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4 .000 05/15/53 4,660,689
TOTAL CALIFORNIA 183,155,608
COLORADO - 10.4% (6.4% of Total Investments)
6,000,000 (e) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 6,030,720
1,220,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Limited Tax Series 2025A
6 .375 12/01/55 1,250,549
615,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5 .500 12/15/37 608,360
1,089,000 Aspen Street Metropolitan District, Broomfield County and
City, Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
5 .125 12/01/50 934,350
1,600,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 1,599,472
12,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 11,898,354
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 500,995
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,368,356
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 831,897
4,820,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .750 12/01/52 4,009,026
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,596,396
1,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .250 12/01/57 970,745
1,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 671,403
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 523,623
2,500,000 (e) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6 .250 12/01/55 2,528,737
775,000 (e) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2026A
6 .375 12/01/55 778,610
460,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8 .000 06/15/37 461,131
506,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5 .000 12/01/41 423,277

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .250% 07/01/28 $ 500,898
1,225,000 (e) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/61 836,845
3,800,000 (e) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 4,012,151
720,000 (e) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/55 635,546
3,000,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,898,157
1,000,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 671,875
3,144,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 3,157,890
1,625,000 Conestoga Metropolitan District 2, Ault, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A-3
5 .250 12/01/51 1,465,957
3,000,000 (e) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250 12/01/55 2,414,073
2,500,000 (e) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 2,415,368
4,046,146 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 2,656,466
3,400,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 3,390,573
5,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 5,062,435
1,500,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 1,500,263
1,030,000 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado,
General Obligation Limited Tax Cash Flow Bonds, Series
2021A-3
5 .125 12/01/51 904,122
1,000,000 (e) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/51 940,156
960,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 847,124
4,150,000 (e) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,165,172
1,000,000 Flying Horse North Metropolitan District No. 5 Limited Tax
General Obligation Convertible Capital Appreciation Bonds,
Colorado, Series 2026A
6 .875 12/01/55 745,804
3,080,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 3,060,704
1,500,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6 .000 12/01/52 1,514,792
8,380,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 8,594,881
1,000,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 1,007,713

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,260,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8 .125% 12/15/52 $ 2,263,556
3,000,000 (d) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 1,502,573
1,000,000 (d) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8 .500 12/15/52 398,389
2,995,000 (d),(e) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 1,501,574
500,000 (e) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250 12/01/51 409,638
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 434,048
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .750 12/01/51 395,451
1,250,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 1,255,632
1,250,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9 .000 12/15/52 1,252,056
1,000,000 Green Valley Ranch East Metropolitan District 9 Aurora, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Capital Appropriation Series 2025A
6 .500 12/01/55 821,297
1,930,000 (e) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5 .125 12/01/51 1,748,871
1,480,000 (e) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,511,683
540,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 511,068
810,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 810,812
1,700,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 1,682,315
2,000,000 (e) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 2,028,458
1,000,000 (e) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8 .250 12/15/55 987,558
1,000,000 (e) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 977,238
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 1,022,661
500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 390,353
978,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 964,647

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,000,000 (e) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375% 11/01/52 $ 5,254,285
4,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 3,160,993
1,000,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8 .250 12/15/51 998,518
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 490,094
6,085,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 5,473,334
2,000,000 (e) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 2,040,425
1,000,000 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series
2021A(3)
4 .875 12/01/51 890,539
1,000,000 (e) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 995,113
1,100,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
6 .125 12/15/49 1,100,606
500,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 477,808
322,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 283,429
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 4,018,994
1,535,000 (d) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 1,205,121
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 897,082
1,500,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 1,521,951
6,555,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,779,318
500,000 (e) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 435,121
2,050,000 (e) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 1,756,047
9,300,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 6,858,238
4,640,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 4,541,953
870,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 918,279
500,000 (e) Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 500,727
1,000,000 (e) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 997,582
985,000 (e) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 941,576

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250% 12/01/50 $ 978,375
1,900,000 (e) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,911,819
2,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375 12/01/51 1,798,295
2,900,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,864,544
998,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 843,443
684,074 Reunion Metropolitan District, Acting By and Through its Water
Activity Enterprise,  Adams County, Colorado, Special Revenue
Bonds, Series 2021
3 .625 12/01/44 522,080
872,261 (e) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 867,939
1,000,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 1,023,918
570,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/51 508,485
1,000,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 865,853
1,000,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/54 1,002,175
2,000,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 1,778,198
2,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 2,074,167
1,205,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000 12/15/54 1,206,190
1,740,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 1,427,745
1,440,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 1,063,390
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 933,191
5,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 5,247,147
1,250,000 (e) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 1,259,813
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .500 12/01/54 1,037,216
2,790,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,697,276
2,025,000 (e) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7 .000 09/01/55 1,468,776
3,000,000 (d) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7 .250 12/01/31 90,000

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 685,000 Three Springs Metropolitan District 1, Durango, La Plata
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2020B
7 .125% 12/15/50 $ 684,984
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 889,716
3,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 2,362,709
1,000,000 (e) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 868,052
1,500,000 (e) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 1,539,229
1,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,002,229
1,500,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,333,486
1,570,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,535,419
1,100,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,102,270
3,000,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 2,970,158
1,000,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 927,730
1,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,011,869
1,230,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,197,828
1,750,000 (e) Waterview North Metropolitan District 1, Colorado, General
Obligation Bonds, Limited Tax Series 2024A
5 .750 12/01/54 1,715,093
1,500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 1,512,757
3,500,000 (e) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 2,329,476
1,100,000 (e) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 1,109,596
1,135,000 West Valley Metropolitan District 3, Colorado, General
Obligation Bonds, Limited Tax Windsor Series 2024A
5 .250 12/01/54 1,125,855
999,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 878,810
4,390,000 (e) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 3,073,756
4,500,000 (e) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 3,449,185
705,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/49 641,516
1,000,000 (e) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5 .125 12/01/50 898,044
757,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6 .250 12/15/40 743,284
TOTAL COLORADO 231,165,063

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.2% (0.2% of Total Investments)
$ 2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Forward Delivery Series
2022M
4 .000% 07/01/41 $ 1,920,386
3,570,000 (f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 3,516,089
TOTAL CONNECTICUT 5,436,475
DELAWARE - 0.1% (0.0% of Total Investments)
1,075,000 Delaware River and Bay Authority, Delaware and New Jersey,
Revenue Bonds, Series 2019
4 .000 01/01/44 1,067,202
TOTAL DELAWARE 1,067,202
DISTRICT OF COLUMBIA - 0.9% (0.6% of Total Investments)
5,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 1,190,597
6,944,000 (e) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 5,985,707
5,100,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B - AGM Insured, (UB)
4 .000 10/01/53 4,466,080
4,750,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 4,177,624
5,640,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4 .000 10/01/52 4,960,379
TOTAL DISTRICT OF COLUMBIA 20,780,387
FLORIDA - 10.7% (6.7% of Total Investments)
350,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .500 06/15/52 352,306
800,000 (e) Acacia Fields Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2026 Project,
Series 2026
5 .700 06/15/56 796,264
4,645,000 (e) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 3,909,584
1,680,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, 2015 Assessment Project, Series
2015
5 .375 05/01/45 1,680,603
2,000,000 (e) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4 .000 05/01/52 1,606,633
1,000,000 (e) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5 .500 05/01/53 1,002,708
4,285,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 4,277,179
1,020,000 (e) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
4 .000 05/01/52 834,107
500,000 (e) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 491,985
995,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5 .250 11/01/46 995,181
950,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .125 11/01/51 794,561

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 330,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds 2020
Project Series 2020
4 .000% 05/01/51 $ 278,786
860,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6 .125 11/01/33 934,853
1,375,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 1,375,216
600,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4 .750 05/01/46 592,500
500,000 (e) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .750 05/01/52 508,180
1,625,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5 .000 06/01/54 1,378,603
2,000,000 (e),(i) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A,
(Pre-refunded 6/15/27)
5 .000 06/15/55 2,049,451
285,000 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/41 254,376
1,070,000 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/51 824,645
2,483,703 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 2,204,117
5,000,000 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 4,556,688
1,000,000 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .375 07/01/54 899,235
500,000 (e) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021
4 .000 08/15/51 392,699
3,470,000 (e) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 3,291,214
1,300,000 (e) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 1,129,036
1,500,000 (e) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,462,318
1,400,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .250 06/15/55 1,432,501
955,000 (d) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 764,000
1,000,000 (e) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 978,203
1,000,000 (e) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/41 937,611
210,000 (e) Coddington Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds, Series
2022
5 .750 05/01/42 221,941
995,000 (e) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .375 11/01/50 1,006,322
1,255,000 (e) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .600 05/01/54 1,251,824
3,730,000 (e),(h) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .750 05/01/54 3,773,340
1,440,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .800 05/01/54 1,411,104
1,485,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .000 06/15/40 1,412,558

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,395,000 (e) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .625% 05/01/55 $ 1,408,280
1,605,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Wildlight Village Phase 3 Series 2024
5 .500 05/01/55 1,579,959
1,000,000 (e) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .375 06/15/54 989,279
825,000 (e),(h) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2026
5 .700 06/15/56 823,512
2,000,000 (h) East Ridge Community Development District, Tallahassee,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2026
6 .000 05/01/57 2,002,683
700,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .300 05/01/55 716,080
820,000 (e) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .600 05/01/55 811,930
1,180,000 Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area Two,
Series 2020
4 .375 05/01/51 1,039,263
1,215,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-1
4 .125 11/01/50 1,017,998
1,000,000 (e) Everlands II Community Development District, Palm Bay,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .450 06/15/54 999,968
1,245,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 1,072,856
1,850,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .500 07/01/44 1,851,476
1,000,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .750 07/01/44 1,002,796
2,000,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 1,791,785
2,300,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 2,195,108
4,655,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 3,734,727
120,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 106,810
1,000,000 (e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 1,007,621
15,610,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,144,343
3,495,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/47 3,496,097
4,090,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 4,024,028
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 3,525,000

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 16,745,000 (e),(g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1 .000% 07/01/57 $ 10,884,250
2,500,000 (e) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/59 2,407,984
3,075,000 (e) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 2,903,155
625,000 (e) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .750 11/15/55 652,818
1,260,000 (e) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .500 05/01/55 1,222,795
2,170,000 (e) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
4 .000 05/01/52 1,735,488
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6 .500 05/01/39 1,001,615
1,620,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5 .250 05/01/32 1,620,023
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5 .500 05/01/53 1,013,148
2,015,000 (e) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .450 05/01/55 2,003,504
2,000,000 (e) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .000 07/01/45 2,043,123
2,750,000 (e) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .250 07/01/55 2,779,464
1,035,000 (e) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .850 05/01/56 1,027,443
1,500,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT)
5 .000 10/01/48 1,503,011
5,000,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5 .000 10/01/48 5,010,035
560,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 571,284
1,000,000 (e) K-Bar Ranch III Community Development District, Tampa,
Florida, Special Assessment Bonds, Series 2025
6 .125 05/01/55 1,036,073
1,000,000 (e) Keys Edge Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Project Series 2024
5 .375 05/01/55 983,473
1,000,000 (e) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5 .750 05/01/45 1,039,401
1,000,000 Lakefront Estates Community Development District, Glades
County, Florida, Special Assessments Bonds, Assessment Area
1, Series 2025
5 .700 05/01/45 1,017,636
610,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North Project,
Series 2015
4 .875 05/01/45 609,964
1,160,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6 .000 05/01/56 1,212,275
2,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 2,000,323

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,630,000 (e) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750% 12/01/52 $ 1,197,995
2,820,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
4 .000 05/01/52 2,292,378
1,435,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
6 .050 05/01/54 1,448,749
1,185,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .750 05/01/50 1,120,601
1,990,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 1,903,050
2,980,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 2,608,505
750,000 (e) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6 .375 06/01/65 761,420
750,000 (e) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 750,813
1,085,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/49 1,090,042
5,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2014A
5 .000 07/01/39 5,009,386
1,750,000 (e) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,750,402
2,100,000 (e),(g) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 2,171,796
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 974,203
5,100,000 (f) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT), (UB)
5 .000 10/01/40 5,162,207
7,715,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .000 10/01/47 7,841,445
900,000 (e) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 906,840
255,000 (e) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .750 05/01/53 260,007
985,000 (e) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .550 05/01/54 940,885
355,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .750 05/01/50 336,175
930,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .500 08/01/46 931,417
875,000 (h) Orange Branch Community Development District, Saint Johns
County, Florida, Special Assessments Bonds, Assessment Area
1 Project, Series 2026
5 .650 05/01/56 873,447
9,305,000 (f) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4 .000 08/15/49 8,184,603
250,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 243,228
1,355,000 (e) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5 .000 06/01/57 1,195,723

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,120,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250% 06/01/59 $ 1,121,175
500,000 (e) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/51 473,889
1,000,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .700 05/01/55 984,727
1,560,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .375 05/01/55 1,518,775
905,000 (e) Peace Creek Village Community Development District, Florida,
Special Assessment Revenue Bonds, Winter Haven Series 2024
5 .750 05/01/54 908,564
495,000 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2
4 .000 05/01/50 419,086
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
4 .000 05/01/52 900,118
900,000 (e) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
4 .000 05/01/51 752,831
1,300,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .875 05/01/50 1,242,975
2,490,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6 .000 11/01/47 2,527,139
972,254 (e),(g) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 806,291
700,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .375 11/01/53 729,790
1,305,000 (e) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 1,235,465
990,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .400 11/01/45 990,416
15,000,000 (f) South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017, (UB)
5 .000 08/15/47 15,145,830
415,000 (e) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6 .000 05/01/54 421,631
350,000 (e) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 349,610
1,230,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
4 .000 12/15/40 1,140,123
1,265,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,233,823
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4 .000 05/01/42 1,393,371
1,000,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
5 .000 05/01/37 1,015,041
1,450,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 1,525,931
2,565,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .375 11/01/47 2,699,319

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Expansion Area Project, Series
2019
4 .000% 12/15/49 $ 418,292
1,000,000 Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
6 .125 11/01/53 1,031,148
995,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .500 11/01/43 1,048,005
500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .625 11/01/52 527,156
2,875,000 (e) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .250 05/01/53 2,889,246
1,785,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4 .875 05/01/50 1,699,649
1,500,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5 .625 05/01/56 1,494,134
750,000 (e) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .450 05/01/54 730,259
1,000,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
5 .500 06/15/55 994,019
1,000,000 (e),(h) West Villages Improvement District, Florida, Capital
Improvement Revenue Bonds, Unit of Development 12
Assessment Area 1, Series 2026
5 .650 05/01/56 992,507
395,000 (e) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6 .000 05/01/54 402,832
120,000 (e) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .900 05/01/55 120,155
1,000,000 (e) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .750 05/01/54 1,031,793
720,000 (e) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .750 05/01/55 720,023
TOTAL FLORIDA 239,272,771
GEORGIA - 1.4% (0.9% of Total Investments)
4,730,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 4,286,626
1,000,000 (e) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,022,888
870,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5 .000 11/01/48 705,328
10,000,000 (f) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/44 10,222,851
5,000,000 (e) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6 .500 04/01/51 4,021,144
1,725,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000 01/01/54 1,442,294
3,775,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A
5 .000 01/01/63 3,735,761
2,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 1,989,401
2,215,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured
5 .000 07/01/64 2,249,698
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 496,626

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 1,650,000 (e) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250% 06/01/61 $ 1,679,358
TOTAL GEORGIA 31,851,975
GUAM - 0.1% (0.0% of Total Investments)
500,000 Guam Power Authority, Revenue Bonds, Refunding Series
2024A
5 .000 10/01/28 518,391
505,000 Guam Power Authority, Revenue Bonds, Refunding Series
2024A
5 .000 10/01/29 530,374
TOTAL GUAM 1,048,765
HAWAII - 0.1% (0.1% of Total Investments)
2,000,000 (e) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 2,030,667
1,000,000 (e) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 973,321
TOTAL HAWAII 3,003,988
IDAHO - 0.5% (0.3% of Total Investments)
1,000,000 (e) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 766,972
6,605,000 (e) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 5,682,581
1,000,000 (e) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 694,538
1,700,000 (e) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 1,756,077
1,050,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 1,079,372
TOTAL IDAHO 9,979,540
ILLINOIS - 6.9% (4.3% of Total Investments)
4,650,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/59 4,726,937
10,000,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5 .000 12/01/46 10,353,369
1,203,224 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6 .100 01/15/29 1,203,578
2,830,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 2,811,645
8,065,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022A
5 .000 01/01/48 8,140,068
4,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5 .000 01/01/52 4,009,632
5,200,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 5,488,059
10,290,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured,
(AMT), (UB)
5 .000 01/01/60 10,252,341
9,400,000 (f) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 9,489,120
70,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/38 70,015
2,450,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 2,396,147
6,100,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A -
BAM Insured, (UB)
5 .000 01/01/44 6,178,380
5,000,000 (e) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .375 11/01/46 4,062,090
1,000,000 (e) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 717,811
1,000,000 (e) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 692,769
1,000,000 (e) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,023,084

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 550,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000% 03/01/36 $ 557,037
600,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/38 599,667
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/40 681,168
1,000,000 (e) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 991,534
2,000,000 (e) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .125 04/01/58 1,962,169
1,000,000 (e),(g) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 1,139,914
7,955,000 (f) Illinois State, General Obligation Bonds, June Series 2022A,
(UB)
5 .500 03/01/47 8,306,252
1,715,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 1,810,019
1,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/35 1,006,727
1,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 1,005,663
5,000,000 Illinois State, General Obligation Bonds, October Series 2020C 4 .250 10/01/45 4,790,638
10,000,000 (f) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A, (UB)
4 .000 01/01/46 9,457,678
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 873,183
7,075,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000 06/15/50 6,362,842
19,215,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 19,208,870
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,943,498
35,635,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/54 8,341,883
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 1,203,592
1,000,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 900,000
7,750,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5 .000 01/01/48 7,785,240
1,000,000 (e) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 1,008,402
895,000 (d) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 304,300
TOTAL ILLINOIS 154,855,321
INDIANA - 1.2% (0.7% of Total Investments)
1,000,000 (e),(f) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019. - AMBAC Insured, (IF)
9 .709 04/01/30 1,286,867
3,050,000 (e) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/55 2,514,973
850,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/41 802,556
550,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/56 458,389
7,725,000 (f) Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Evansville Project, Series 2022A, (UB)
5 .250 09/01/57 7,018,852
5,955,000 (e) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 4,679,152
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 2,001,921

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 5,000,000 (f) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5 .000% 08/15/51 $ 5,020,947
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,043,655
680,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7 .500 07/01/35 682,198
500,000 (e) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 495,443
TOTAL INDIANA 26,004,953
IOWA - 1.1% (0.7% of Total Investments)
1,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 1,000,197
2,500,000 (g),(i) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 2,829,624
17,940,000 (f),(i) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (UB)
5 .000 12/01/50 20,305,378
600,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6 .000 10/01/55 624,046
TOTAL IOWA 24,759,245
KANSAS - 0.0% (0.0% of Total Investments)
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 963,072
TOTAL KANSAS 963,072
KENTUCKY - 1.6% (1.0% of Total Investments)
1,240,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 1,263,132
5,450,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/41 5,463,368
11,675,000 (f) Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A,
(UB)
5 .000 06/01/41 11,703,638
5,525,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 5,532,354
980,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5 .125 07/01/55 823,467
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,833,254
985,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 835,557
5,200,000 (f),(g) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5 .250 04/01/54 5,549,857
1,000,000 (e) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 943,118
1,000,000 (e) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5 .750 12/01/52 944,498
TOTAL KENTUCKY 35,892,243
LOUISIANA - 0.5% (0.3% of Total Investments)
1,480,000 (e) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5 .000 06/01/56 1,176,475
4,465,000 (e) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 3,746,254
500,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 499,938

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,000,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375% 06/01/62 $ 997,515
200,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 173,384
2,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/33 2,154,508
1,000,000 (e) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 879,867
540,000 (e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 584,957
TOTAL LOUISIANA 10,212,898
MAINE - 0.1% (0.1% of Total Investments)
1,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 969,830
1,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 942,008
TOTAL MAINE 1,911,838
MARYLAND - 0.9% (0.6% of Total Investments)
1,595,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 1,596,649
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 1,444,929
2,000,000 Maryland Economic Development Corporation, Maryland,
Lease Revenue Bonds, Reservoir Square Project, Series 2024
5 .000 07/01/56 2,000,791
4,000,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 2,680,000
2,500,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 1,675,000
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000 09/01/50 2,707,026
5,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2021
2 .750 06/01/51 3,397,241
5,000,000 (e) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 5,003,022
TOTAL MARYLAND 20,504,658
MASSACHUSETTS - 0.6% (0.4% of Total Investments)
7,080,000 (f) Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, (UB)
5 .000 07/01/53 7,042,564
5,270,000 (f) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4 .250 07/01/46 4,741,429
1,200,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Subordinate Series 2021C,
(AMT)
3 .000 07/01/51 801,224
TOTAL MASSACHUSETTS 12,585,217
MICHIGAN - 1.8% (1.1% of Total Investments)
779,037 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 874,469
2,180,097 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/27 2,466,234
1,740,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Social Series 2021A
5 .000 04/01/46 1,769,608
5,750,000 (f) Grand Rapids, Kent County, Michigan, General Obligation
Bonds, Limited Tax Series 2025, (UB)
5 .000 04/01/55 5,937,912
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5 .000 05/01/46 2,765,777

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,675,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5 .000% 11/15/48 $ 3,734,796
6,480,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 6,585,436
830,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
5 .000 02/01/33 846,038
905,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/41 788,514
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/51 771,922
110,000 (e) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .400 04/01/31 101,310
315,000 (e) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .900 04/01/41 253,504
1,180,000 (e) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 936,542
28,335,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0 .000 06/01/45 7,580,848
1,230,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 1,230,695
1,000,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,000,625
100,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 2,309,920
TOTAL MICHIGAN 39,954,150
MINNESOTA - 1.8% (1.1% of Total Investments)
6,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 4,352,364
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/49 4,546,378
1,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6 .000 07/01/45 960,485
620,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 623,232
505,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 391,758
5,000,000 (e) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 3,882,309
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 1,053,134
2,615,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 1,944,499
5,650,000 (e) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 5,070,687
2,965,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 2,671,661
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 2,575,551
2,000,000 (e) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/58 1,966,708
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 3,647,587

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,000,000 (e) Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Episcopal Homes of Minnesota,
Series 2026
5 .875% 11/01/59 $ 991,716
3,000,000 (e) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 2,927,676
2,625,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/49 2,375,302
TOTAL MINNESOTA 39,981,047
MISSISSIPPI - 0.0% (0.0% of Total Investments)
335,000 (d),(e) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 318,250
414,557 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6 .125 09/01/34 381,674
TOTAL MISSISSIPPI 699,924
MISSOURI - 3.0% (1.9% of Total Investments)
210,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 210,099
340,000 Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 341,383
55,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 55,021
262,451 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5 .000 06/01/28 55,115
300,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/42 292,682
250,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 250,020
200,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 200,073
450,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 457,349
1,500,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 1,513,771
5,000,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT), (UB)
5 .000 03/01/55 5,015,429
300,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series
2011A
5 .000 09/01/32 301,074
655,000 (e) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 627,992
300,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/35 303,442
325,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 325,412
9,740,000 (f) Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Expansion Project, Refunding & Improvement Series 2022C,
(UB)
4 .000 09/01/46 9,032,942
100,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/37 100,618
100,000 (e) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 100,612

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 100,000 (e) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000% 02/01/50 $ 99,088
2,000,000 (e) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8 .500 06/15/46 1,991,181
250,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 259,122
245,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of Branson - Branson Landing Project,
Series 2015A
4 .000 06/01/34 245,065
1,055,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 1,112,113
1,755,000 (e) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 1,730,375
410,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2013A
5 .000 06/01/33 410,172
500,000 (e) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .250 10/01/55 503,709
600,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012
5 .000 10/01/33 587,252
250,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2015A
4 .000 01/01/45 236,877
750,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 708,928
650,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 660,594
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 1,061,988
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .000 12/01/52 2,057,454
3,510,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5 .000 12/01/52 3,610,831
425,000 (e) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 387,736
125,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 103,832
400,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/36 400,274
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 500,000
100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 85,725
350,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 350,538
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5 .000 06/15/40 515,570
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 999,984
115,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 93,121
750,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .700 11/01/56 748,525
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/51 1,028,275

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000% 01/01/35 $ 500,123
210,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A - AGM Insured
4 .000 10/01/39 206,627
1,000,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 899,610
465,197 (e) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 386,111
155,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 161,293
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4 .625 04/15/50 499,954
50,000 (e) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4 .250 11/01/49 42,903
300,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5 .000 12/01/48 312,972
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 579,223
200,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 200,187
250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 250,072
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 430,428
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 99,464
250,000 (e) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 247,417
1,000,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 1,074,860
8,050,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/40 7,970,362
8,970,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/41 8,858,124
500,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue
Bonds, National Geospatial-Intelligence Agency Offsite
Improvements, Series 2022C
5 .125 06/01/46 494,846
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/49 1,016,938
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 1,043,910
1,351,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 283,710
100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series
2017
4 .500 10/01/40 91,374
260,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 213,157
125,000 (e) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 125,275
10,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 10,001

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,425,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500% 06/15/42 $ 1,461,634
TOTAL MISSOURI 67,131,938
NEBRASKA - 0.6% (0.4% of Total Investments)
5,495,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023E, (UB)
4 .750 09/01/48 5,535,398
8,390,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 8,417,660
TOTAL NEBRASKA 13,953,058
NEVADA - 0.0% (0.0% of Total Investments)
1,832,350 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
780,952 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 8
1,829,755 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 18
790,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .375 09/01/48 791,675
TOTAL NEVADA 791,719
NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
1,000,000 (e) National Finance Authority Special Revenue Capital
Appreciation Bonds, New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0 .000 12/15/34 575,000
2,250,000 (e) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2.
6 .375 03/15/46 2,378,187
1,000,000 (e) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 907,645
3,421,000 (e) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 3,419,522
504,000 (e) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 319,232
TOTAL NEW HAMPSHIRE 7,599,586
NEW JERSEY - 30.2% (18.8% of Total Investments)
1,000,000 Atlantic County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Stockton University Atlantic
City Campus Phase II, Series 2021A - AGM Insured
4 .000 07/01/53 901,090
4,500,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2025A
4 .000 05/21/26 4,503,024
3,775,000 Bergen County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Administration
Complex Project, Series 2005
5 .000 11/15/26 3,823,848
2,000,000 Bergen County Improvement Authority, New Jersey, Lease
Revenue Bonds, County Courthouse Project, County
Guaranteed Series 2024
5 .000 06/01/54 2,129,941
2,605,000 Burlington County Bridge Commission, New Jersey,
Governmental Leasing Program Revenue Bonds, Notes Series
2025C-2
4 .000 07/31/26 2,611,588
440,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/33 500,161
475,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000 01/15/36 539,309

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 500,000 Camden County Improvement Authority, New Jersey, County
Guaranteed Loan Revenue Bonds, Refunding Capital Program
Series 2024B
5 .000% 01/15/37 $ 564,580
715,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 733,693
1,000,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5 .000 11/01/40 1,089,554
2,430,000 (i) Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018, (Pre-refunded 10/01/28) - BAM Insured
4 .000 10/01/43 2,509,174
490,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4 .000 10/01/43 491,734
2,485,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/36 2,828,647
4,140,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/37 4,670,437
1,340,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000 01/01/37 1,402,470
1,600,000 Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology
CHF-Newark, LLC-NJIT Student Housing Project, Series 2021A
- BAM Insured
4 .000 08/01/51 1,494,617
2,000,000 Essex County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes, Series 2025
4 .000 07/08/26 2,004,316
3,000,000 Ewing Township, Mercer County, New Jersey, General
Obligation Bonds, Bond Anticipation Notes Series 2025
4 .000 12/22/26 3,027,352
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/41 1,022,500
625,000 Gloucester County Improvement Authority, New Jersey,
General Obligation Loan Revenue Bonds, Health Sciences
Educational Facilities Projects Series 2024
5 .000 03/01/32 703,950
590,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, County Guaranteed Loan Capital Program,
Refunding Series 2025
5 .000 04/01/27 602,903
1,000,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Fossil Park & Student Center
Projects, Series 2021 - BAM Insured
4 .000 07/01/46 969,747
3,210,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County Guaranteed
Loan, Series 2024 - BAM Insured
5 .000 07/01/49 3,325,287
4,000,000 Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County Guaranteed
Loan, Series 2024 - BAM Insured
5 .000 07/01/54 4,116,966
1,340,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .125 03/01/31 1,343,399
1,110,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .250 03/01/32 1,113,278
1,255,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .500 03/01/36 1,259,630
1,040,000 Hudson County Improvement Authority, New Jersey, County
Guaranteed Governmental Loan Revenue Bonds, Guttenberg
General Obligation Bond Project, Series 2018
5 .000 08/01/42 1,041,037
2,000,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4 .000 10/01/46 1,956,842
9,775,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .250 05/01/51 9,781,977
650,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .000 08/15/40 664,884

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 500,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .000% 08/15/41 $ 508,364
880,000 Jersey City Board of Education, Hudson County, New Jersey,
General Obligation Bonds, School Energy Savings Refunding
Series 2023 - AGM Insured
4 .125 08/15/42 895,557
1,000,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5 .000 11/01/29 1,034,532
515,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5 .000 11/01/31 531,337
440,000 Jersey City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2017A
5 .000 11/01/33 452,473
1,850,000 Madison Borough Board of Education, Morris County, New
Jersey, General Obligation Bonds, School Series 2024
1 .000 08/15/30 1,688,045
2,255,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/43 2,272,598
5,195,000 Manalapan-Englishtown Regional Board of Education, New
Jersey, General Obligation Bonds, School Series 2025
4 .000 07/15/44 5,199,962
8,000,000 (f) Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A, (UB)
4 .000 08/15/53 7,537,253
5,615,000 Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A
5 .000 08/15/53 5,852,168
7,785,000 (f) Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey Health
+ Life Science Exchange - H-1 Project Series 2023A, (UB)
5 .000 08/15/53 8,113,824
1,825,000 Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series 2025
5 .000 12/01/32 2,079,750
1,290,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/32 1,437,132
885,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/33 994,891
715,000 Montclair State University, New Jersey, General Obligation
Bonds, Series 2025A
5 .000 07/01/34 807,645
1,500,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/44 1,506,856
35,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .375 08/01/45 35,172
1,110,000 New Brunswick, New Jersey, General Obligation Bonds,
Cultural Center Project, Series 2017 - AGM Insured
4 .000 09/15/44 1,111,189
1,060,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .125 11/01/55 1,038,753
1,000,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/50 933,078
1,000,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
4 .750 06/15/32 1,000,342
1,225,000 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A, (AMT)
5 .125 06/15/43 1,225,078
1,110,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 1,082,360
5,445,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
4 .500 06/15/40 5,510,953
1,000,000 (e) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 1,056,170
2,400,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .250 11/01/47 2,530,327

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,685,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A
5 .000% 11/01/52 $ 1,726,762
2,500,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5 .000 11/01/52 2,561,961
6,355,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 6,362,210
7,815,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .625 01/01/52 7,821,267
5,675,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 5,654,942
450,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5 .000 07/01/47 429,948
1,400,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5 .000 01/01/50 1,305,726
1,900,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 1,858,776
840,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
3 .000 06/01/32 829,006
500,000 New Jersey Economic Development Authority, Revenue Bonds,
The Seeing Eye Inc., Refunding Series 2017
5 .000 06/01/32 514,105
6,575,000 New Jersey Economic Development Authority, Revenue
Bonds, West Campus Housing LLC - New Jersey City University
Student Housing Project, Series 2015
5 .000 07/01/47 5,912,970
2,683,235 (e) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 1,896,439
578,508 New Jersey Economic Development Authority, Revenue
Refunding Bonds, Kapkowski Road Landfill Project, Series 2002
6 .500 04/01/28 594,709
9,500,000 (f),(i) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27),
(UB)
5 .000 06/15/42 9,762,577
1,975,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 1,977,481
4,330,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 4,336,402
5,215,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 5,284,809
7,260,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 7,265,542
6,495,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4 .625 09/01/48 6,583,791
590,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .250 09/01/53 619,711
770,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 769,972
10,000,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2024B, (UB)
4 .000 03/01/53 9,613,532
330,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F
3 .750 07/01/37 251,894
3,830,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F
4 .000 07/01/42 2,739,777
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Refunding Series 2015C
5 .000 07/01/35 1,200,719

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 515,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000% 07/01/38 $ 515,268
1,935,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/43 1,935,194
1,060,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/37 1,077,589
2,280,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/42 2,304,763
1,050,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 953,041
3,160,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
5 .000 07/01/47 3,174,267
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B - AGM Insured
5 .000 07/01/42 2,022,962
2,295,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B - AGM Insured
5 .000 07/01/47 2,308,180
835,000 New Jersey Environmental Infrastructure Trust, Environmental
Infrastructure Bonds, Green Series 2025A-SW1
5 .000 09/01/36 973,098
85,000 New Jersey Health Care Facilities Finance Authority, Revenue
Bonds, AHS Hospital Corporation, Series 2008A
5 .000 07/01/27 85,151
700,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/28 719,442
4,140,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/57 4,164,317
210,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hunterdon Medical Center, Refunding Series 2014A
4 .000 07/01/45 198,227
13,810,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 13,982,997
5,880,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
5 .250 07/01/54 6,178,252
1,760,000 (i) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Kennedy Health System Obligated Group Issue,
Refunding Series 2012, (ETM)
3 .750 07/01/27 1,767,955
830,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/32 832,735
1,055,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/33 1,058,382
1,370,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Princeton HealthCare System, Series 2016A
5 .000 07/01/34 1,374,326
2,150,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2016A
5 .000 07/01/43 2,152,988
375,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2024A
4 .250 07/01/54 360,196
2,055,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/45 2,015,697
1,755,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 1,634,015
1,135,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4 .000 07/01/34 1,108,268
2,100,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 2,101,773
2,000,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/36 2,000,653
1,510,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/41 1,510,525

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,300,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4 .000% 07/01/48 $ 1,994,073
3,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
4 .125 07/01/38 3,860,759
3,915,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000 07/01/46 3,921,236
1,410,000 (e) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 1,033,249
8,295,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022B,
(AMT)
4 .000 12/01/41 8,198,627
365,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
3 .750 12/01/30 365,281
370,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/32 369,987
290,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/33 289,967
315,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)
4 .000 12/01/35 314,911
1,180,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)
4 .000 12/01/44 1,141,461
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)
4 .250 12/01/45 997,209
2,650,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2025-1B,
(AMT)
4 .500 12/01/45 2,678,691
1,200,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2021C, (AMT)
3 .250 12/01/51 843,018
2,500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Subordinate Series
2022C, (AMT)
5 .000 12/01/52 2,435,581
465,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Series 2020B, (AMT)
3 .500 12/01/39 453,470
6,855,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2017-C,
(AMT)
4 .250 12/01/47 6,223,599
1,000,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT)
4 .250 12/01/50 856,992
1,728,191 New Jersey Housing & Mortgage Finance Agency, Multifamily
Conduit Revenue Bonds, Riverview Towers Apartments, Series
2024B
5 .250 12/20/65 1,864,443
3,500,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Conduit Revenue Bonds, Forest Hill House, Series
2024A-1
5 .000 01/20/66 3,546,986
1,775,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Conduit Revenue Bonds, Montgomery Gateway
Apartments, Series 2025A
4 .550 05/01/41 1,827,759
2,000,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D, (AMT)
3 .900 11/01/32 2,000,177
1,750,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D, (AMT)
4 .250 11/01/37 1,750,047
1,000,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023C, (AMT)
5 .000 11/01/38 1,025,313
1,000,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023E-1
4 .350 05/01/45 1,002,771
1,500,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023E-1
4 .550 05/01/55 1,469,334

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,175,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023E-1
4 .600% 05/01/60 $ 1,144,987
690,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024A
4 .500 05/01/50 683,313
5,280,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .600 04/01/33 5,285,204
3,025,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 3,025,776
2,840,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018B, (AMT)
3 .800 10/01/32 2,839,963
4,585,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .500 10/01/34 4,587,433
4,835,000 (f) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C, (UB)
3 .850 10/01/39 4,804,167
2,780,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .950 10/01/44 2,733,292
1,000,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .150 10/01/39 1,005,174
1,335,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .550 10/01/44 1,336,821
1,500,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2024K
4 .700 10/01/50 1,501,192
4,040,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .500 10/01/42 4,090,890
2,980,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
4 .600 10/01/46 2,965,187
1,000,000 (f) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .150 10/01/38 1,007,474
2,300,000 (f) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .500 10/01/43 2,319,147
3,850,000 (f) New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J, (UB)
4 .700 10/01/48 3,863,882
2,405,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2025M
5 .050 10/01/45 2,479,504
1,060,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/45 1,150,906
3,430,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/50 3,705,960
2,865,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .250 07/01/55 3,073,346
2,000,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 2,051,668
3,180,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/31 3,374,154
3,940,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 3,951,753
1,465,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2020
5 .000 06/01/40 1,497,056
1,140,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 1,143,078
655,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/30 656,727
2,000,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/31 2,005,059
1,875,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28)
5 .000 06/15/46 1,996,971
3,495,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA
5 .000 06/15/46 3,579,924
5,325,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2020AA, (UB)
5 .000 06/15/50 5,434,302
1,465,000 (f),(i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2020AA, (Pre-refunded 12/15/30), (UB)
5 .000 06/15/50 1,622,480

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,750,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC
5 .000% 06/15/42 $ 4,017,265
1,250,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .000 06/15/48 1,426,234
1,610,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 1,885,563
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 992,530
31,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/30 27,075,219
37,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 31,361,635
37,945,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 29,630,222
5,160,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/34 3,869,547
40,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured, (UB)
0 .000 12/15/35 28,614,664
1,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/35 1,200,700
440,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 458,810
4,950,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 4,910,363
4,425,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
5 .000 06/15/45 4,591,211
1,940,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
4 .000 06/15/42 1,907,555
3,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 2,907,309
2,565,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A
- AGM Insured
5 .250 01/01/29 2,750,214
2,490,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2021A
4 .000 01/01/51 2,369,856
2,500,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022A
4 .000 01/01/43 2,487,562
7,500,000 (f) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 01/01/52 7,906,539
8,500,000 (f) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2024B, (UB)
4 .125 01/01/54 8,185,225
3,000,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2024B
5 .250 01/01/54 3,177,647
5,000,000 (f) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A, (UB)
4 .750 01/01/50 5,131,760
5,000,000 (f) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A, (UB)
4 .750 01/01/55 5,089,178
2,800,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/55 2,991,782
600,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 -
AGM Insured
5 .250 02/01/43 626,186
1,250,000 Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series 2023 -
AGM Insured
5 .500 02/01/51 1,282,002
2,400,000 Newark, Essex County, New Jersey, Mass Transit Access Tax
Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment
Project, Series 2022 - AGM Insured
6 .000 11/15/62 2,635,784
1,290,000 Newark, New Jersey, General Obligation Bonds, Refunding
Qualified  General Improvement Series 2025A
5 .000 07/15/26 1,294,940
1,560,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5 .000 01/01/55 1,474,687

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Arts & Science Charter
School, Series 2023
5 .500% 07/01/58 $ 1,011,007
750,000 Passaic County Improvement Authority, New Jersey,
Guaranteed Revenue Bonds, Senior Housing Project Series
2024
4 .125 11/01/56 722,603
3,790,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion
Project, Refunding Series 2015
3 .750 05/01/36 3,790,875
3,550,000 Passaic County Improvement Authority, New Jersey, Lease
Revenue Bonds, Preakness Healthcare Center Expansion
Project, Series 2012
3 .500 05/01/35 3,550,375
2,750,000 Passaic County Improvement Authority, New Jersey, Revenue
Bonds, Paterson Parking Deck Facility, Series 2005
5 .000 04/15/35 2,754,267
2,000,000 Rahway, New Jersey, General Obligation Bonds, Bond
Anticipation Note Series 2025
4 .000 07/22/26 2,005,515
1,000,000 Sayreville School District, Middlesex County, New Jersey,
General Obligation Bonds, School Series 2022 - BAM Insured
4 .000 01/15/41 1,010,658
2,000,000 South Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, BAN Series 2025A
4 .000 10/19/26 2,011,166
2,240,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
4 .625 11/01/47 2,240,124
1,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A - BAM
Insured
5 .250 11/01/52 1,042,712
8,525,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 8,542,819
12,895,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 12,797,583
7,250,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 7,060,589
1,000,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 995,201
1,470,000 Union County Improvement Authority, New Jersey,
County Guaranteed Lease Revenue Bonds, Union County
Administration Complex Project, Series 2024
4 .125 04/15/54 1,396,822
1,425,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/29 1,550,253
1,000,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/30 1,114,322
1,830,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/31 2,082,831
1,990,000 Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center Facility
Project, Refunding Series 2015A
5 .500 05/01/33 2,348,208
12,510,000 Union County Improvement Authority, New Jersey, Lease
Revenue Bonds, Plainfield - Park Madison Redevelopment
Project, Refunding Series 2013A
5 .000 03/01/34 13,688,637
4,620,000 Union County Utilities Authority, New Jersey, Resource
Recovery Facility Lease Revenue Bonds, Covantan Union Inc.
Lessee, Refunding Series 2011B, (AMT)
5 .250 12/01/31 4,628,375
2,515,000 Union County Utilities Authority, New Jersey, Solid Waste
System County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 2,516,376
590,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/40 656,834
500,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000 07/01/41 546,818

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 750,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
5 .000% 07/01/42 $ 814,075
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4 .500 07/01/43 726,024
700,000 Vineland Board of Education, Cumberland County, New Jersey,
General Obligation Bonds, Energy Savings Refunding School
Series 2025 - BAM Insured
4 .500 07/01/44 723,590
1,515,000 Washington Township Board of Education, Mercer County,
New Jersey, General Obligation Bonds, Series 2005 - AGM
Insured
5 .250 01/01/27 1,540,216
TOTAL NEW JERSEY 674,051,828
NEW MEXICO - 0.4% (0.2% of Total Investments)
265,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0 .000 03/01/32 156,135
30,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 30,057
135,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900 09/01/32 135,256
240,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5 .900 09/01/32 240,454
1,210,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,212,536
545,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/32 548,142
600,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 542,024
2,750,000 (h) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026C
4 .650 09/01/46 2,750,171
1,170,000 (e) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 1,124,869
1,441,000 (e) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 1,440,530
TOTAL NEW MEXICO 8,180,174
NEW YORK - 10.2% (6.3% of Total Investments)
1,095,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 1,107,909
1,930,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 1,929,858
1,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,038,418
5,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 4,919,073
2,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 1,758,750
3,125,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 2,995,166
7,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 5,720,870
5,780,000 (e) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 5,896,841
9,000,000 (f) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4 .250 05/01/52 8,422,375

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 200,000 (e) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000% 12/01/36 $ 192,967
650,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Joseph?s College, Series 2021
5 .000 07/01/51 529,824
2,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4 .000 03/15/49 1,825,438
1,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 1,367,085
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 924,845
1,920,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 1,865,294
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 781,294
1,000,000 (d) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 148,000
10,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .000 11/15/50 10,095,505
1,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/43 1,036,294
1,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/49 895,355
11,850,000 (f) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2018K, (UB)
4 .125 11/01/53 10,718,317
300,000 (e) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 309,147
1,500,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/37 945,000
5,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 3,150,000
2,000,000 (e) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 2,001,596
2,250,000 (e) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 2,251,941
7,000,000 (e) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 7,010,972
2,900,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Green
Series 2023A
5 .000 03/15/58 2,984,062
2,000,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2021A
3 .000 03/15/50 1,463,906
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 996,408
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,000,076

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 15,990,000 (f) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT), (UB)
5 .250% 01/01/50 $ 15,991,210
2,040,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4 .500 12/31/54 1,939,630
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 9,985,532
3,070,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 3,189,203
8,485,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000 06/30/49 8,488,184
5,000,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6 .000 06/30/55 5,352,319
4,340,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 4,488,906
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 2,110,313
3,895,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .000 06/30/49 3,896,040
2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 2,080,837
8,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 8,040,047
5,000,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .125 06/30/60 5,025,030
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 5,297,138
1,000,000 Niagara Area Development Corporation, New York, Revenue
Bonds; Catholic Health System, Inc, Series 2022
4 .500 07/01/52 837,778
2,890,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Seventy Seventh Series 2013,
(AMT)
4 .000 01/15/43 2,812,882
7,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4 .000 11/01/41 7,515,871
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)
4 .000 11/01/47 3,639,144
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fifth Series 2024
5 .000 09/01/49 1,055,889
4,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4 .000 09/01/38 4,427,090
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)
4 .000 09/01/39 2,441,407
9,000,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty Two Series 2022, (AMT),
(UB)
4 .625 08/01/52 8,804,930

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,265,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000% 07/15/38 $ 1,379,370
10,620,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT),
(UB)
5 .250 08/01/47 11,171,915
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5 .500 08/01/52 2,117,506
10,720,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT),
(UB)
5 .000 01/15/47 11,081,426
855,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 76,666
2,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 1,870,525
2,500,000 (e) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
4 .500 07/01/56 2,066,301
1,025,000 (e) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 920,489
2,475,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 2,310,150
420,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 435,253
TOTAL NEW YORK 227,131,567
NORTH CAROLINA - 0.3% (0.2% of Total Investments)
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/48 3,481,882
3,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 3,050,959
TOTAL NORTH CAROLINA 6,532,841
NORTH DAKOTA - 0.0% (0.0% of Total Investments)
1,317,468 (d) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 50,196
TOTAL NORTH DAKOTA 50,196
OHIO - 2.4% (1.5% of Total Investments)
94,335,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 7,222,523
17,140,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 13,618,638
870,000 (e) Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Senior Series 2021A
4 .000 12/01/55 674,376
2,125,000 (e) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 2,154,211
3,400,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 3,378,128
340,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 292,853
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 993,630
3,890,000 (e),(g) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,969,480

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 (e) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000% 07/01/49 $ 4,558,524
1,560,000 (e) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6 .500 01/01/45 1,625,859
1,230,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6 .300 01/01/45 1,264,931
1,000,000 (e) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 1,042,706
1,665,000 (e) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mason, Series 2025A
6 .100 01/01/46 1,699,127
1,715,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,709,016
6,300,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 6,540,898
1,215,000 (f) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured, (UB)
4 .375 12/01/58 1,150,941
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,997,849
TOTAL OHIO 53,893,690
OKLAHOMA - 1.0% (0.6% of Total Investments)
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 998,629
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 987,810
1,200,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/44 1,229,430
15,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 15,001,182
2,600,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 2,600,205
1,340,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,511,167
TOTAL OKLAHOMA 22,328,423
OREGON - 0.2% (0.1% of Total Investments)
5,000,000 (f) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5 .000 07/01/52 5,063,348
TOTAL OREGON 5,063,348
PENNSYLVANIA - 30.6% (19.0% of Total Investments)
3,065,000 Adams County General Authority, Pennsylvania, Revenue
Bonds, The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 2,953,400
1,000,000 Adams County General Authority, Pennsylvania, Revenue
Bonds, The Brethren Home Community Project, Series 2024A
5 .000 06/01/59 953,048
1,760,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 1,748,554
8,020,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021B,
(UB)
5 .000 01/01/56 8,098,438
10,000,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT), (UB)
5 .500 01/01/53 10,421,902
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,235,058
310,000 (i) Allegheny County Higher Education Building Authority,
Pennsylvania, College Revenue Refunding Bonds, Robert
Morris College, Series 1998A, (ETM)
6 .000 05/01/28 319,834

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 735,000 (i) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
3 .000% 10/15/30 $ 735,673
1,000,000 (i) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/38 1,009,993
1,625,000 (i) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/47 1,678,574
4,420,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 4,092,958
13,100,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 12,563,045
210,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/35 211,521
2,285,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/36 2,292,432
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 1,026,538
4,165,000 (f) Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022, (UB)
5 .000 06/01/53 4,273,658
2,625,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 2,821,073
3,925,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 4,088,926
1,845,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,985,649
2,305,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 2,470,708
2,910,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 3,005,641
1,895,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/54 1,947,882
5,280,000 (e) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5 .000 06/15/57 4,479,257
1,010,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 1,064,094
155,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 159,018
1,250,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 1,270,289
1,115,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 1,116,689
1,415,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,443,639
450,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 460,831
475,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 490,424
6,500,000 (g) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 6,794,213

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,100,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750% 10/01/47 $ 1,771,846
940,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/37 942,886
1,160,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/47 1,134,079
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5 .000 10/01/49 16,943
610,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 646,657
8,187,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 7,697,125
4,091,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 3,073,386
1,282,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,309,199
1,000,000 Bristol Township School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
4 .125 06/01/40 1,015,631
10,170,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - BAM Insured
3 .000 08/15/53 7,269,554
3,215,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/36 3,231,377
7,000,000 (f) Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured, (UB)
4 .250 12/01/47 6,960,827
1,090,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/43 1,105,831
1,150,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2024
4 .000 12/01/46 1,122,604
2,000,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 1,986,695
2,345,000 Canonsburg-Houston Joint Authority, Washington County,
Pennsylvania, Sewer Revenue Bonds, Series 2025
5 .000 12/01/37 2,574,255
600,000 Central Dauphin School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 05/15/37 663,748
2,470,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/36 2,477,266
1,580,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 1,561,385
2,995,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/47 2,683,127
230,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 206,879
1,760,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 1,348,651
3,910,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/40 2,906,988
2,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/51 1,264,829
835,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
5 .000 12/15/47 800,602

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 (e) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6 .000% 10/15/52 $ 975,954
160,000 Chester County Industrial Development Authority,
Pennsylvania, Student Housing Revenue Bonds, University
Student Housing, LLC Project at West Chester University Series
2013A
5 .000 08/01/45 153,519
200,000 Chester County, Pennsylvania, General Obligation Bonds,
Series 2025
5 .000 07/15/41 219,213
1,500,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/31 1,559,004
5,190,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 5,105,013
7,215,000 (f) Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured, (UB)
4 .000 06/01/39 7,096,853
3,005,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Asbury Pennsylvania Obligated
Group,  Refunding Series 2019
5 .000 01/01/45 2,933,971
1,075,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
4 .000 01/01/33 1,075,121
1,935,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 1,936,045
735,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016
5 .000 01/01/30 735,791
300,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016
3 .250 01/01/36 279,518
1,405,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016
3 .250 01/01/39 1,253,285
690,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
4 .125 01/01/38 682,801
135,000 (i) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5 .000 01/01/39 142,734
1,075,000 (i) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5 .000 01/01/39 1,136,587
200,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
5 .000 01/01/39 203,386
1,000,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Dickinson College Project, Second Series
2017A
5 .000 11/01/39 1,019,198
1,500,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Penn State Health, Series 2019
4 .000 11/01/49 1,278,328
2,235,000 Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A - AGM
Insured
5 .000 11/15/47 2,320,193
1,230,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 1,115,797
720,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 719,961
1,000,000 (e) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 600,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,500,000 (e) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250% 10/15/53 $ 900,000
1,110,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 1,111,343
855,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
4 .000 05/01/45 842,831
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,069,199
3,455,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 3,580,335
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/34 1,000,508
2,820,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series
2015 - BAM Insured
4 .000 07/01/35 2,821,158
10,210,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 10,292,914
1,015,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A
5 .000 07/01/30 1,085,193
600,000 Dover Area School District, York County, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
5 .000 04/01/38 651,655
430,000 (i) Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/41 431,365
1,845,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2016A
5 .000 07/01/41 1,849,137
120,000 (i) Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
4 .000 07/01/45 123,884
1,105,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
4 .000 07/01/45 1,033,782
150,000 (i) Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 159,360
1,350,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,374,883
2,290,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 2,103,302
300,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/36 331,522
300,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/38 328,132
7,465,000 Erie City School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 2000 - AMBAC Insured
0 .000 09/01/30 6,367,511
1,285,000 (e) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,265,761
4,595,000 Erie Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Gannon University, Series 2016
4 .000 05/01/46 3,638,224
540,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer
Revenue Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 575,490
3,215,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A
5 .000 06/01/41 3,216,990
1,350,000 General Authority of Southcentral Pennsylvania, Revenue
Bonds, AICUP Financing Program-York College of Pennsylvania,
Series 2017 PP4
3 .375 11/01/37 1,155,776
750,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/42 799,728
750,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/44 794,326
590,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .250 05/01/36 519,378

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,555,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .500% 05/01/41 $ 1,284,707
1,515,000 Indiana County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Foundation for Indiana
University of Pennsylvania Project, Refunding Series 2022 -
BAM Insured
4 .000 05/01/54 1,362,127
1,140,000 Kennett Consolidated School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2024
5 .000 02/15/51 1,177,018
350,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series
2017
3 .375 11/01/33 342,333
2,925,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series
2017
4 .000 11/01/40 2,755,866
975,000 Lancaster County Hospital Authority, Pennsylvania, Health
Center Revenue Bonds, Saint Anne's Retirement Community,
Inc., Series 2020
5 .000 03/01/40 951,713
715,000 Lancaster County Hospital Authority, Pennsylvania, Health
Center Revenue Bonds, Saint Anne's Retirement Community,
Inc., Series 2020
5 .000 03/01/50 615,228
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project,
Refunding Series 2015A
5 .000 07/01/45 1,499,888
1,650,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 1,663,546
2,200,000 Lancaster County Hospital Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series
2016B
5 .000 08/15/46 2,205,117
3,000,000 Lancaster County Hospital Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2016A
5 .000 08/15/42 3,011,163
695,000 Lancaster, Pennsylvania, General Obligation Bonds, Series
2016 - AGM Insured
5 .000 11/01/27 696,059
7,295,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/34 5,333,467
4,420,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/35 3,079,222
2,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2024 - BAM
Insured
4 .000 12/01/46 1,933,558
1,490,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2012B
4 .000 07/01/43 1,394,593
1,855,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
5 .000 07/01/44 1,881,038
1,265,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016
3 .000 11/01/36 1,103,005
2,850,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016
4 .000 11/01/41 2,588,977
4,955,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016
4 .000 11/01/46 4,292,177
1,245,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/51 1,018,168
2,000,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 1,555,188
3,250,000 (e) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 3,127,001

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,065,000 (e) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750% 01/01/65 $ 1,027,809
975,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley
Dual Language Charter School, General Purpose Authority,
Series 2023
7 .000 06/01/53 1,032,588
5,000,000 Maxatawny Township Municipal Authority Revenue Bonds,
Pennsylvania, Diakon Lutheran Social Ministries Project Series
2022A
4 .500 01/01/45 4,816,858
2,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 1,850,621
1,020,000 Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016
3 .375 07/01/32 1,018,532
2,350,000 (i) Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-
refunded 7/01/26)
5 .000 07/01/41 2,359,049
2,675,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 2,652,050
2,590,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 2,434,888
3,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
4 .000 05/01/56 2,887,531
2,405,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 2,396,648
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250 11/15/53 1,007,551
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/49 1,000,207
2,100,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 2,174,799
1,260,000 Muhlenberg School District, Berks County, Pennsylvania,
General Obligation Bonds, Series 202
5 .000 05/15/49 1,296,693
400,000 Muhlenberg School District, Berks County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 05/15/50 413,443
1,845,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/44 1,763,738
1,000,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 897,486
1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000 03/01/35 1,007,114
1,000,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A
4 .000 03/01/36 1,005,046
630,000 Pennsbury School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2024
5 .000 08/01/44 665,965
500,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 512,806
1,250,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .250 07/01/46 1,274,461
2,220,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 222

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,220,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000% 12/01/40 $ 222
2,970,000 (a),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 297
6,455,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 6,459,438
500,000 (g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 500,542
2,670,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250 06/30/53 2,681,282
3,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT)
5 .000 12/31/57 2,998,745
7,730,000 (f) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 7,726,765
1,005,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024
4 .000 08/01/54 907,424
9,660,000 (f) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024, (UB)
4 .000 08/01/54 8,722,107
200,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Fixed
Rate Series 2023A-2
4 .000 05/15/48 176,876
4,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 4,105,312
600,000 (e),(g) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 648,966
2,300,000 (e),(g) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5 .450 03/01/56 2,315,608
2,000,000 Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper
Project, Series 2001, (AMT)
5 .375 03/01/31 2,215,142
3,880,000 (g) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,919,922
1,740,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2022A, (AMT)
4 .500 06/01/43 1,744,113
360,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 282,482
2,925,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 2,684,748
14,445,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2016C
4 .000 08/15/41 14,278,046
3,600,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 3,217,336
5,750,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 5,483,947
1,030,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 947,785
1,585,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 1,585,149

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 380,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000% 11/01/36 $ 380,144
270,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/31 269,998
2,540,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2015-117B
3 .900 10/01/35 2,504,581
4,890,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 4,412,436
10,335,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 9,121,628
1,080,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .650 10/01/32 1,080,008
3,895,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 3,868,512
7,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 6,825,704
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 1,745,712
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 801,281
1,380,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 1,220,361
4,105,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .600 10/01/43 4,167,732
5,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2023-141A, (UB)
4 .700 10/01/46 5,014,194
2,410,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .150 10/01/42 2,389,266
1,980,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-140A
4 .450 10/01/47 1,952,475
10,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
4 .900 10/01/46 10,120,215
5,595,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A
4 .625 10/01/45 5,641,156
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 2,101,866
9,285,000 Pennsylvania State University, Revenue Bonds, Series 2025A 5 .250 09/01/50 9,892,842
6,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/43 6,624,140
2,650,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 2,673,708
4,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .900 12/01/44 4,026,526
5,535,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 5,034,546
1,125,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,166,740
1,245,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Subordinate Series 2018B
5 .000 12/01/48 1,270,488
4,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/38 4,486,827
2,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/40 2,208,606
12,170,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 12,722,158
2,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
First Series 2024
5 .000 12/01/42 3,141,936
500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2025
5 .000 12/01/40 556,024
1,215,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 12/01/47 1,288,574

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,365,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250% 12/01/52 $ 2,468,117
11,500,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .000 12/01/48 12,080,706
2,005,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 2,010,755
1,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/33 1,461,112
1,650,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 1,504,313
600,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service Agreement Revenue Bonds, Rebuild
Project Series 2025A
5 .000 12/01/36 681,047
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service Agreement Revenue Bonds, Rebuild
Project Series 2025A
5 .000 12/01/45 2,675,007
1,159,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5 .625 07/01/35 1,160,579
1,255,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 851,510
5,000,000 (e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 4,663,041
1,000,000 (e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 956,171
380,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6 .250 05/01/33 380,171
2,010,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020A
4 .000 11/01/45 1,783,660
3,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Series 2022
5 .500 11/01/60 3,108,925
140,000 (d),(e),(i) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017, (Pre-refunded 3/15/28)
5 .000 03/15/45 145,968
707,174 (d),(e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017
5 .000 03/15/45 141,435
2,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 2,037,054
1,800,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/30 1,822,852
3,925,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 4,392,711
10,000,000 (f) Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2023A, (UB)
5 .500 09/01/48 10,628,560
1,490,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 1,492,532
5,325,000 (f) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT), (UB)
5 .000 07/01/47 5,334,047
1,470,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
4 .000 07/01/50 1,284,326
1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/35 1,813,823
1,740,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/39 1,891,953

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 7,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000% 10/01/48 $ 7,106,697
4,175,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/53 4,228,889
4,695,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .500 06/01/47 5,017,345
12,000,000 (f) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
4 .500 09/01/48 12,091,128
550,000 Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/34 561,867
1,250,000 Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series 2017
5 .000 12/15/37 1,274,345
3,250,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/48 3,376,338
1,925,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .000 09/01/55 1,972,565
1,295,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water
and Sewer System Revenue Bonds, Refunding First Lien Series
2023B
5 .000 09/01/36 1,441,877
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2024
5 .000 09/01/43 1,065,983
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 986,724
1,355,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/45 1,317,429
1,170,000 Pocono Mountains Industrial Park Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's Hospital -Monroe Project,
Series 2015A
4 .000 08/15/45 1,048,886
4,140,000 (i) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 4,205,436
1,520,000 (h) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 1,525,915
11,440,000 Reading School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2003B - NPFG Insured
0 .000 01/15/32 9,050,334
385,000 Rose Tree Media School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 04/01/33 433,583
1,335,000 (i) Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Trinity Health Credit Group, Refunding Series 2019PA,
(Pre-refunded 12/01/28)
5 .000 12/01/48 1,412,687
5,250,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 4,532,869
1,520,000 Souderton Area School District, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
4 .000 09/01/40 1,537,098
1,625,000 Souderton Area School District, Pennsylvania, General
Obligation Bonds, Series 2026 - BAM Insured
4 .000 09/01/41 1,640,530
10,000,000 (f) Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022, (UB)
5 .250 06/01/47 10,509,346
3,000,000 Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022
5 .250 06/01/52 3,108,700
21,000,000 (f) State Public School Building Authority, Pennsylvania, Lease
Revenue Bonds, Philadelphia School District, Series 2003 -
AGM Insured, (UB)
5 .500 06/01/28 22,125,424
145,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 145,132
1,000,000 Tredyffrin-Easttown School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2024
5 .000 02/15/43 1,068,952
3,500,000 Union County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Evangelical Community Hospital Project,
Series 2018B
5 .000 08/01/48 3,495,045

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 450,000 University Area Joint Authority, Centre County, Pennsylvania,
Sewer Revenue Bonds, Series 2025 - BAM Insured
4 .250% 11/01/49 $ 433,484
1,430,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Capital Project Series 2025A
5 .000 02/15/36 1,668,550
3,555,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 3,183,605
825,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 828,372
2,785,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021
4 .000 05/15/47 2,117,277
1,265,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/43 1,357,148
TOTAL PENNSYLVANIA 683,271,125
PUERTO RICO - 6.2% (3.8% of Total Investments)
3,500,000 (e) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 3,620,968
250,000 (e) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 248,568
1,000,000 (e) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 949,764
8,625,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 5,415,404
2,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 1,261,475
5,690,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/27 3,648,820
1,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 639
1,185,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 757,542
890,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 568,955
3,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 1,918
655,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 418,725
4,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 2,660,620
3,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 1,872,070
1,025,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 655,632
360,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 229,115
710,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 451,866
375,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 237,296
405,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 257,696
1,350,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 870,945
1,000,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 623,053
4,835,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 3,107,899
5,500,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 3,455,525

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 682,134 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250% 07/01/38 $ 682,290
34,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 12,359,201
158,627,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 41,590,302
2,446,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 2,339,598
10,425,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 10,160,251
4,817,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 4,774,426
1,039,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 1,029,817
17,378,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 16,613,036
4,179,839 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 2,899,764
91 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 93
4,201,027 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,048,240
2,937,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,935,304
2,032,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 2,015,294
4,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 3,487,257
3,844,589 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 2,619,126
TOTAL PUERTO RICO 137,868,494
RHODE ISLAND - 0.1% (0.0% of Total Investments)
10,260,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 1,378,232
TOTAL RHODE ISLAND 1,378,232
SOUTH CAROLINA - 1.7% (1.0% of Total Investments)
3,755,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,016,602
3,855,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,321,453
1,100,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2025
5 .375 04/01/56 1,118,879
905,000 (e) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7 .750 11/15/45 916,386
2,960,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5 .750 06/01/52 2,265,044
5,870,000 (e) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/49 5,493,909
8,775,000 (e) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 7,636,459
1,500,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 1,514,774

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,585,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .250% 06/15/58 $ 1,607,435
235,000 (e) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 237,201
2,980,000 (f) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/38 3,065,675
9,895,000 (f) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/48 9,958,698
750,000 (e) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .625 10/01/60 742,386
TOTAL SOUTH CAROLINA 36,894,901
TENNESSEE - 0.6% (0.4% of Total Investments)
5,875,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 6,077,860
1,000,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 679,603
6,045,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 6,089,255
TOTAL TENNESSEE 12,846,718
TEXAS - 5.0% (3.1% of Total Investments)
1,000,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 790,308
1,000,000 (e) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Improvement Area 3
Project, Series 2026
5 .875 09/01/56 1,008,605
2,750,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .500 02/15/56 1,960,058
9,780,000 (f) Aubrey, Denton County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2025, (UB)
5 .000 02/15/50 10,069,968
520,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6 .000 11/01/28 520,897
300,000 (e) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 289,507
750,000 (e) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .875 09/15/55 768,888
500,000 (e) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 497,170
500,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .250 09/01/49 435,132
750,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .625 09/01/55 748,995
625,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 638,954
1,000,000 (e) Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Major Improvements Area Project,
Series 2023
6 .125 09/01/52 1,013,505

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,935,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
4 .000% 09/01/51 $ 2,372,195
1,500,000 (e) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .375 09/01/55 1,482,683
1,000,000 (e) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5 .625 09/15/55 999,967
1,000,000 (e) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5 .500 09/01/55 995,044
900,000 (e) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
6 .375 09/15/55 898,810
500,000 (e) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 512,962
2,000,000 (e) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .250 09/15/55 2,054,845
165,000 (e) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .250 08/15/49 144,865
1,500,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 1,500,427
1,045,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 1,053,929
590,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6 .000 02/15/36 590,183
12,725,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C, (UB)
5 .500 09/01/58 13,551,868
500,000 (e) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
4 .000 09/01/56 392,225
1,075,000 (e) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .625 09/01/58 1,088,859
1,000,000 (e),(h) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 2, Series 2026
5 .750 09/01/61 998,070
1,300,000 (e) Josephine, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bond,  Morgan Farms Public
Improvement District, Improvement Area 1 Project, Series 2026
5 .625 09/15/56 1,289,200
1,000,000 (e) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
6 .125 09/01/56 1,006,193
500,000 (e) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6 .000 09/15/55 513,597
1,500,000 (e) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
4 .375 09/15/51 1,244,022
1,170,000 (e) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
4 .250 09/15/39 1,139,878
300,000 (e) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 311,994
500,000 (e) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 508,494
820,000 (e) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 842,269

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
3 .000% 09/01/46 $ 837,864
825,000 (e) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .375 09/15/54 825,076
1,000,000 (e) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .500 09/01/41 948,005
1,000,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 986,020
3,250,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 3,196,357
3,445,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 3,283,111
1,070,000 (e) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point Public Imporvement District 2 Project, Series
2020
4 .000 09/01/50 877,181
1,007,000 (e) Paris, Lamar County, Texas, Special Assessment Revenue
Bonds, Forestbrook  Public Improvement District 1
Improvement Area 1, Series 2025
6 .125 09/01/55 1,006,969
250,000 (e) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .625 09/15/52 250,785
1,000,000 (e) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6 .250 09/15/56 1,000,497
2,425,000 (e) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Collin Creek East Public Improvement District
Project, Series 2021
4 .375 09/15/51 1,997,017
4,400,000 (e) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 3,362,722
7,000,000 (e) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 4,362,104
2,000,000 (e) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 1,939,732
1,650,000 Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior
Lien Series 2019A, (AMT)
4 .000 06/01/38 1,628,572
1,620,000 Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior
Lien Series 2019A, (AMT)
4 .000 06/01/39 1,574,008
1,020,000 (e) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Southridge Public Improvement District Improvement
Area 3 Project, Series 2025
6 .000 09/01/55 1,047,637
1,000,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
5 .250 09/01/52 1,007,089
600,000 (e) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/01/54 603,074
205,000 (e) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 196,410
1,000,000 (e) Red Oak, Ellis County, Texas, Special Assessment Revenue
Bonds, Red Oak Public Improvement District 1 Improvement
Area 1 Project, Series 2021
4 .000 09/15/51 809,133

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000% 12/15/32 $ 1,140,000
145,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
5 .750 09/15/36 145,069
400,000 (e) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .625 09/15/54 400,450
1,500,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5 .000 07/01/53 1,515,316
5,000,000 (f) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5 .000 07/01/48 5,078,635
1,250,000 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,288,314
10,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,916,726
5,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .375 10/15/59 4,733,498
1,250,000 (e) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
6 .000 09/15/55 1,280,954
TOTAL TEXAS 111,472,891
UTAH - 1.3% (0.8% of Total Investments)
1,000,000 (e) Arrowhead Springs Public Infrastructure District, Utah, Limited
Tax General Obligation and Special Revenue Bonds, Series
2025
6 .000 03/01/56 1,006,151
1,000,000 (e) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 915,429
4,115,000 (e) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 4,187,467
1,255,000 (e) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
7 .000 03/01/55 1,296,084
2,000,000 (e) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6 .125 12/01/54 1,983,937
1,240,000 (e) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 1,247,720
500,000 (e) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 435,201
1,010,000 (e) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 1,039,797
750,000 (e) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .750 06/01/60 764,179
1,000,000 Military Installation Development Authority, Utah, Tax
Allocation and Hotel Tax Revenue Bonds Series 2021A-1
4 .000 06/01/52 846,039
2,250,000 (e) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 2,323,747
1,993,000 (e) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4 .250 03/01/51 1,648,045
1,000,000 (e) Sage Creek Infrastructure Financing District, Utah, Special
Assessment Revenue Bonds, Sage Creek Assessment Area
Series 2024
5 .750 12/01/53 999,702
1,000,000 (e) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 1,027,174
1,810,000 (e) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
6 .750 03/01/55 1,869,809

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 2,830,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8 .000% 03/01/56 $ 2,002,332
830,000 (e) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/49 745,184
940,000 (e) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 790,614
1,000,000 (e) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,023,394
2,355,000 (e) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 2, Series
2026
5 .875 12/01/55 2,381,726
TOTAL UTAH 28,533,731
VIRGIN ISLANDS - 0.9% (0.6% of Total Investments)
4,630,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 4,604,636
895,000 (e) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 897,636
5,000,000 (e) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 4,979,830
2,280,000 (e) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,288,145
2,380,000 (e) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 2,380,103
2,821,126 (e) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 2,826,934
196,610 (e) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 196,555
1,480,000 (e) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 1,497,700
TOTAL VIRGIN ISLANDS 19,671,539
VIRGINIA - 2.1% (1.3% of Total Investments)
762,000 (d) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .125 03/01/26 472,440
1,500,000 (e) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .500 03/01/55 1,289,721
5,000,000 (e) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 4,925,973
11,495,000 (f) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4 .000 01/01/55 9,785,277
4,850,000 (e) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 4,823,855
1,000,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 838,015
2,340,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/59 2,550,608
4,500,000 (f) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023A, (UB)
5 .000 11/01/38 4,755,461
7,000,000 (e) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/54 5,481,672
9,211,411 (e) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 5,526,847

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 4,665,000 (e) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8 .500% 12/01/52 $ 4,518,117
2,750,000 (e) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5 .375 09/01/52 2,803,123
TOTAL VIRGINIA 47,771,109
WASHINGTON - 1.0% (0.6% of Total Investments)
1,000,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 966,674
1,300,000 Port of Seattle Industrial Development Corporation,
Washington, Special Facilities Revenue Refunding Bonds, Delta
Air Lines, Inc. Project, Series 2012, (AMT)
5 .000 04/01/30 1,301,542
2,500,000 Seattle Housing Authority, Washington, Revenue Bonds, Lam
Bow Apartments Project, Series 2021
2 .500 06/01/54 1,544,441
145,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 145,095
13,915,000 (f) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5 .000 09/01/55 14,046,853
1,050,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 1,062,182
3,675,000 (e) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5 .750 07/01/60 3,750,159
TOTAL WASHINGTON 22,816,946
WEST VIRGINIA - 0.5% (0.3% of Total Investments)
1,197,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5 .750 12/01/44 1,178,314
1,750,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .250 06/01/47 1,531,893
1,125,000 (e) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 1,137,111
910,000 (e) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 847,507
1,750,000 (e) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 1,419,644
915,000 (d),(e) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 366,000
1,400,000 (e),(g) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,513,975
4,000,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 3,764,379
TOTAL WEST VIRGINIA 11,758,823
WISCONSIN - 6.4% (4.0% of Total Investments)
2,390,000 (d),(e) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 1,855,851
1,580,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 1,583,464
3,475,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 1,377,823
1,000,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/51 867,502

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 900,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000% 06/15/56 $ 759,626
1,255,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/51 1,042,194
1,000,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/56 809,210
835,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 777,922
1,000,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .000 06/15/37 947,637
150,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 129,048
1,905,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
5 .000 04/01/57 1,582,479
1,280,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/61 942,756
1,675,000 (e),(i) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 1,678,241
6,310,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 5,126,008
500,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/55 397,522
3,100,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 3,044,916
1,155,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 1,062,080
12,606 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 82
11,020 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 71
10,843 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 70
10,491 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 67
10,314 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 66
13,400 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 85
13,224 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 83
12,783 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 80
12,518 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 79
12,254 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 77

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 13,576 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/57 $ 85
13,224 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 82
12,871 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 80
12,606 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 78
12,430 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 77
12,077 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 74
11,813 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 73
11,548 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 71
11,372 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 70
12,254 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 75
147,580 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 900
3,150,000 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 3,119,545
24,119 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 157
23,780 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 154
23,609 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 152
23,439 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 151
23,100 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 148
25,308 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 161
626,515 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 425,817
25,138 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 159
24,798 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 157

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 24,628 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/54 $ 155
24,289 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 153
23,949 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 150
23,780 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 148
23,439 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 146
23,270 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 145
23,100 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 143
22,761 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 141
22,590 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 139
22,250 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 137
22,081 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 136
21,911 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 134
21,571 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 132
280,946 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 1,714
4,700,000 (e) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 4,757,557
6,500,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 4,879,278
1,000,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 959,048
1,500,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .250 06/15/40 1,490,268
1,000,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 820,661
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6 .000 06/15/64 493,158
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 1,232,305
1,875,000 (e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/40 1,965,054
1,000,000 (e) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse Refunding Series 2025A
7 .375 06/15/60 996,507
1,550,000 (e) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/51 1,153,548

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,875,000 (e) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000% 08/01/56 $ 2,071,798
335,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 323,725
5,500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 5,420,420
6,665,000 (e) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 6,825,978
1,665,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 1,215,450
1,000,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 700,000
3,000,000 (e) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 2,340,000
20,835,000 (e) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7 .000 12/01/50 16,251,300
3,500,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 2,100,000
500,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 50,000
4,415,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 3,090,500
6,585,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 4,609,500
1,060,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2015
5 .875 04/01/45 1,060,170
1,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 1,015,843
4,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 3,581,902
1,000,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 450,000
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 900,000
3,500,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,575,000
285,000 (a),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 28
1,130,000 (e) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/51 988,605
815,000 (e) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/56 696,335
1,000,000 (e) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 589,596
4,215,000 (e) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,236,181
1,000,000 (e) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,006,598
9,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 9,229,685
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 06/30/60 1,101,985
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 5,116,713
5,575,000 (f) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 5,705,136

Portfolio of Investments April 30, 2026
(continued)
NMZ

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500% 12/31/65 $ 3,303,645
4,000,000 (e) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 3,700,478
970,000 (i) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 254,263
4,030,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 718,695
7,250,000 (f) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C,
(UB)
5 .000 02/15/47 7,267,114
TOTAL WISCONSIN 143,780,905
WYOMING - 0.2% (0.1% of Total Investments)
5,000,000 (f) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4 .950 12/01/53 5,043,750
TOTAL WYOMING 5,043,750
TOTAL MUNICIPAL BONDS
(Cost $3,664,800,228) 3,574,573,697
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
52 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 52
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
514,704 (a),(d),(j) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 52
TOTAL CAPITAL GOODS 52
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $514,704) 52
SHARES DESCRIPTION MATURITY VALUE
18,394 WARRANTS - 0.0% (0.0% of Total Investments) 18,394
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,810 (a) BL Train Holdings West LLC 11/26/35 18,394
TOTAL TRANSPORTATION 18,394
TOTAL WARRANTS
(Cost $0) 18,394
TOTAL LONG-TERM INVESTMENTS
(Cost $3,682,316,532) 3,591,434,878
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%(0.1% of Total Investments)
3,000,000 MUNICIPAL BONDS - 0.1% (0.1% of Total Investments) 3,000,000
PENNSYLVANIA - 0.1% (0.1% of Total Investments)
3,000,000 (k) Philadelphia Authority for Industrial Development,
Pennsylvania, Hospital Revenue Bonds, The Children's Hospital
of Philadelphia, Series 2024B-1
3 .350 07/01/54 3,000,000
TOTAL PENNSYLVANIA 3,000,000
TOTAL MUNICIPAL BONDS
(Cost $3,000,000) 3,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,000,000) 3,000,000
TOTAL INVESTMENTS - 161.0%
(Cost $3,685,316,532) 3,594,434,878
FLOATING RATE OBLIGATIONS - (28.7)% (641,117,000)
AMTP SHARES, NET - (16.0)%(l) (356,692,505)
VRDP SHARES, NET - (20.1)%(m) (449,149,764)
OTHER ASSETS & LIABILITIES, NET -   3.8% 85,514,176
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,232,989,785

See Notes to Financial Statements
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Affiliated holding
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $743,157,864 or 20.7% of Total Investments.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) When-issued or delayed delivery security.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(l) AMTP Shares, Net as a percentage of Total Investments is 9.9%.
(m) VRDP Shares, Net as a percentage of Total Investments is 12.5%.

Portfolio of Investments April 30, 2026
NMCO
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 166.3% (100.0% of Total Investments)
990033523 MUNICIPAL BONDS - 166.3% (100.0% of Total Investments) 990033523
ALABAMA - 5.7% (3.4% of Total Investments)
$ 395,000 (a) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6.375% 11/01/50 $ 436,598
20,925,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 21,443,549
8,100,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5.000 06/01/54 7,862,956
4,000,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 4,029,875
TOTAL ALABAMA 33,772,978
ALASKA - 1.3% (0.8% of Total Investments)
7,765,000 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, (AMT) 5.000 12/01/50 7,853,448
TOTAL ALASKA 7,853,448
ARIZONA - 3.3% (2.0% of Total Investments)
2,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,736,773
1,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 866,066
340,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4.000 07/15/40 320,000
2,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6.875 02/01/53 2,020,666
2,795,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7.000 05/01/66 2,800,525
965,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5.750 01/01/50 889,821
1,100,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 1,111,819
4,025,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/54 3,696,169
315,000 (b) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5.500 10/01/51 261,164
600,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5.000 07/01/35 600,103
280,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/55 229,206
1,000,000 (b),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875 07/01/51 800,000
50,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/49 46,251
380,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5.250 06/15/50 352,463

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,000,000 (b) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5.375% 10/01/56 $ 792,032
2,205,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 1,887,543
1,350,000 (b) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 1,046,785
TOTAL ARIZONA 19,457,386
ARKANSAS - 2.1% (1.2% of Total Investments)
12,085,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 12,240,197
TOTAL ARKANSAS 12,240,197
CALIFORNIA - 8.5% (5.1% of Total Investments)
3,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4.000 08/01/50 2,375,069
989,816 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 18,806
8,000,000 (b) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 6,263,992
1,555,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 256,741
1,500,000 (b) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6.250 07/01/58 1,523,788
275,000 (b) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9.500 07/01/30 278,747
1,350,000 (b) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7.250 07/01/53 1,377,290
4,000,000 (b) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6.000 10/01/50 3,977,834
1,385,000 (b) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 1,191,553
320,000 (b) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000 11/15/51 287,511
4,850,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.200 06/01/44 4,808,665
1,410,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/50 1,199,708
1,200,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/59 973,959
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5.000 06/01/60 1,041,485
4,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 3,999,950
3,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 3,028,468
15,000,000 California Statewide Financing Authority, Tobacco Settlement
Asset-Backed Bonds, Pooled Tobacco Securitization Program,
Series 2006A
0.000 06/01/46 3,878,220
1,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 877,536

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3.250% 10/01/58 $ 1,766,551
18,500,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 1,826,795
10,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0.000 06/01/36 4,984,645
615,000 (d) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Lien Private Activity Series 2021A, (AMT)
5.000 05/15/39 649,980
15,000,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0.000 06/01/46 3,766,928
TOTAL CALIFORNIA 50,354,221
COLORADO - 26.6% (16.0% of Total Investments)
6,225,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 6,256,872
1,940,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250 12/15/39 1,962,635
2,000,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6.125 12/01/55 1,999,340
3,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 2,974,588
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,596,396
961,000 (c) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/35 829,101
3,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 2,014,208
1,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7.500 12/01/49 337,233
3,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 3,959,644
500,000 (b) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6.250 12/01/55 505,747
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.375 10/01/37 462,106
2,000,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Axis International Academy Project,
Series 2025A
6.000 07/01/55 2,026,288
3,145,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.250 03/15/52 2,997,313
500,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5.000 07/01/36 500,500
9,275,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 9,792,816
3,520,000 (b) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/49 3,302,361

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,650,000 (b) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000% 10/01/59 $ 6,001,475
7,000,000 (b) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7.250 12/01/55 5,632,837
1,658,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 1,644,515
5,000,000 (b) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.250 12/15/55 4,830,736
2,692,435 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 1,767,697
1,000,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5.875 12/01/54 997,227
1,750,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.875 12/01/50 1,776,276
980,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 1,000,980
14,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5.750 12/01/49 13,596,318
500,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7.000 08/15/52 511,851
1,000,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4.500 12/01/50 780,706
2,000,000 (b) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 2,101,714
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6.375 12/01/54 509,031
1,000,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6.000 12/01/52 955,616
2,320,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 2,331,017
515,000 (c) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5.125 12/01/49 404,324
10,180,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/49 8,975,356
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5.875 12/01/45 1,055,969
5,110,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6.125 12/01/55 5,366,164
4,398,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 4,305,066
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 642,946
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.250 12/01/50 1,505,771
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6.750 12/01/52 5,185,419

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,900,000 (b) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5.750% 12/01/52 $ 9,025,974
7,375,000 South Aurora Regional Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Refunding Improvement
Series 2025
6.750 12/01/55 7,563,150
6,500,000 STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding First Lien Series 2025A-1
5.000 12/01/55 6,558,773
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.750 12/01/53 1,049,429
860,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Subordinate Series 2025A - BAM Insured
6.875 12/15/55 866,882
760,000 (c) Talon Pointe Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Refunding & Improvement Series 2019A
5.250 12/01/51 534,013
2,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 1,957,375
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 787,570
4,750,000 (b) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6.000 10/01/64 4,874,225
2,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,772,041
8,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 5,601,377
2,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 1,799,385
3,500,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 2,682,699
TOTAL COLORADO 158,469,052
CONNECTICUT - 0.4% (0.3% of Total Investments)
3,200,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 2,608,533
TOTAL CONNECTICUT 2,608,533
DISTRICT OF COLUMBIA - 3.9% (2.4% of Total Investments)
89,500,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 21,311,686
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0.000 06/15/55 342,490
1,944,000 (b) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5.250 05/15/55 1,675,722
TOTAL DISTRICT OF COLUMBIA 23,329,898
FLORIDA - 12.1% (7.3% of Total Investments)
140,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/35 139,064
100,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 90,286
100,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5.000 12/15/49 82,527
2,483,703 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 2,204,118
1,950,000 (b) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.125 07/01/39 1,924,791
1,490,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 1,444,516

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,980,000 (b) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.875% 08/01/52 $ 2,588,097
1,230,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 1,178,354
2,030,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/51 1,749,315
2,210,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5.000 01/01/40 1,978,840
500,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5.000 01/01/50 401,152
1,600,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.000 06/15/37 1,610,557
14,005,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 1,923,864
1,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 1,461,710
12,450,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 8,777,250
7,475,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/53 7,354,427
3,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 2,266,575
3,000,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10.000 07/15/59 479,724
15,700,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 10,205,000
595,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 579,712
1,500,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 1,416,173
2,000,000 (b) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6.875 11/15/64 2,089,868
1,650,000 (b) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/49 1,444,857
130,000 (b) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.900 05/01/54 130,345
385,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.250 06/15/27 385,176
1,000,000 (b) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.375 12/01/32 812,456
1,100,000 (b) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.625 12/01/37 870,316
1,300,000 (b) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.750 12/01/52 955,456

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021
4.000% 05/01/52 $ 608,770
960,000 (b) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625 05/01/53 1,101,369
750,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6.375 06/01/65 761,420
2,365,000 (b) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 2,457,570
710,000 (b) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5.750 05/01/54 715,062
2,130,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/48 656,619
500,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0.000 10/01/54 106,760
900,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6.500 10/01/45 930,745
1,000,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6.750 10/01/55 1,029,750
835,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5.400 05/01/43 862,231
100,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.875 05/01/40 89,166
3,970,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.750 11/15/54 3,650,798
1,445,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6.375 11/01/47 1,520,669
1,000,000 (b) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5.875 05/01/45 1,037,209
TOTAL FLORIDA 72,072,664
GEORGIA - 4.5% (2.7% of Total Investments)
3,920,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,552,553
500,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 511,444
1,250,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 562,500
7,030,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 3,163,500
18,430,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 8,293,500
10,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/43 10,147,500
850,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5.125 10/01/39 746,972
TOTAL GEORGIA 26,977,969

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.2% (0.1% of Total Investments)
$ 1,150,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000% 01/01/45 $ 1,043,558
TOTAL HAWAII 1,043,558
IDAHO - 1.8% (1.1% of Total Investments)
9,600,000 (b) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 9,393,877
515,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
General Obligation Bonds, Series 2021
5.400 09/01/50 515,938
675,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
General Obligation Bonds, Series 2021
5.500 09/01/55 674,575
TOTAL IDAHO 10,584,390
ILLINOIS - 6.2% (3.7% of Total Investments)
2,750,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 2,779,184
1,530,000 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/38 1,530,324
1,520,000 (d) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.500 01/01/49 1,522,552
7,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/54 6,481,119
3,000,000 (b) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6.125 04/01/58 2,943,254
3,500,000 (a),(b) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 3,989,698
890,000 Illinois State, General Obligation Bonds, May Series 2020 5.500 05/01/39 945,242
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0.000 12/15/50 3,016,779
2,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5.000 06/15/57 2,946,325
29,815,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0.000 12/15/54 7,177,022
425,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4.000 10/01/39 414,756
800,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4.000 10/01/40 773,705
700,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
4.000 10/01/41 667,085
150,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4.000 01/01/38 149,550
120,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
4.000 01/01/39 118,336
1,000,000 (c) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4.800 01/01/27 340,000
708,143 (c) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 708,143
465,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5.750 03/01/28 465,732
TOTAL ILLINOIS 36,968,806
INDIANA - 1.2% (0.7% of Total Investments)
135,000 (b) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5.375 01/01/40 123,299
500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6.750 05/01/39 557,040
1,005,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 1,043,600
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 1,043,655
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,095,503
1,000,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 967,484

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,505,000 (b) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6.250% 10/01/50 $ 2,482,170
TOTAL INDIANA 7,312,751
IOWA - 0.2% (0.1% of Total Investments)
1,100,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 1,245,034
TOTAL IOWA 1,245,034
KANSAS - 1.1% (0.6% of Total Investments)
865,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5.750 09/01/32 833,057
5,475,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5.750 03/01/41 5,575,998
TOTAL KANSAS 6,409,055
LOUISIANA - 1.8% (1.1% of Total Investments)
845,000 (b) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 776,479
260,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/58 229,435
1,800,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/49 1,561,397
2,000,000 (b) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 1,678,053
2,630,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 2,593,572
235,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4.000 04/01/50 244,446
15,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4.000 04/01/50 13,186
500,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 439,933
200,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 219,966
1,235,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 1,337,819
800,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 866,494
695,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 764,782
TOTAL LOUISIANA 10,725,562
MARYLAND - 1.0% (0.6% of Total Investments)
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/36 1,006,056
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 1,002,555
1,850,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5.000 07/01/43 1,887,826
2,000,000 (b) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 2,001,209
TOTAL MARYLAND 5,897,646

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 0.9% (0.5% of Total Investments)
$ 3,900,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5.000% 07/01/47 $ 3,277,349
2,000,000 (b) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6.500 07/15/60 1,990,978
TOTAL MASSACHUSETTS 5,268,327
MICHIGAN - 1.1% (0.7% of Total Investments)
1,845,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5.000 11/01/44 1,791,080
74,130,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 1,712,344
3,660,000 (b) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5.500 05/01/50 3,352,042
TOTAL MICHIGAN 6,855,466
MINNESOTA - 1.5% (0.9% of Total Investments)
500,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/53 397,639
2,440,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/54 1,792,840
1,210,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6.500 06/15/65 1,216,307
130,000 (b) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/52 89,057
30,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/40 26,242
2,040,000 (b),(c) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 1,509,600
1,335,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2025
5.625 09/01/65 1,310,570
1,000,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
3.950 03/01/50 670,404
1,885,000 (b) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5.500 06/01/55 1,778,011
TOTAL MINNESOTA 8,790,670
MISSOURI - 1.1% (0.7% of Total Investments)
2,900,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/42 2,906,118
1,750,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/50 1,652,265
2,000,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 1,981,759
TOTAL MISSOURI 6,540,142
NEVADA - 0.5% (0.3% of Total Investments)
8,407,601 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 84
1,832,349 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 18
1,289,739 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 13
265,524 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 3

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,515,914 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750% 02/15/38 $ 25
19,500,000 (b) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.000 07/01/58 3,147,905
TOTAL NEVADA 3,148,048
NEW HAMPSHIRE - 1.1% (0.7% of Total Investments)
1,500,000 (b) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2.
6.375 03/15/46 1,585,458
5,000,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 5,013,095
TOTAL NEW HAMPSHIRE 6,598,553
NEW JERSEY - 1.6% (1.0% of Total Investments)
4,000,000 (b) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5.000 10/01/39 3,111,732
1,500,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,500,130
5,332,382 (b) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5.000 01/01/40 3,768,786
665,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5.750 09/15/27 666,150
500,000 South Jersey Port Corporation, New Jersey, Marine Terminal
Revenue Bonds, Subordinate Series 2017B, (AMT)
5.000 01/01/42 505,529
TOTAL NEW JERSEY 9,552,327
NEW MEXICO - 0.1% (0.1% of Total Investments)
792,000 (b) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8.000 05/01/40 791,742
TOTAL NEW MEXICO 791,742
NEW YORK - 16.4% (9.8% of Total Investments)
250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5.750 02/01/33 261,582
343,625 (c) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 274,900
2,910,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 2,558,981
1,590,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 1,299,455
1,220,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 1,244,662
36,150,000 (b) Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series 2006A
0.000 06/01/60 951,938
4,760,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 1,479,576
18,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 16,860,715
650,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.730 02/01/50 601,150
1,570,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5.250 11/15/55 1,594,503
380,000 (b) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5.875 07/01/52 375,631

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 625,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5.000% 06/01/45 $ 544,883
2,500,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 2,501,995
1,740,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 1,740,132
4,500,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5.500 12/31/60 4,551,485
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/31 2,995,660
875,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 908,975
4,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/54 4,542,569
12,235,000 (d) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.250 06/30/60 12,400,080
310,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 312,122
3,710,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/59 3,914,630
4,730,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.375 06/30/60 4,687,787
4,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 5,191,195
10,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 896,673
2,950,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 2,323,967
4,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 3,113,556
3,320,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 2,538,995
2,775,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 2,108,057
15,700,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/48 14,683,624
TOTAL NEW YORK 97,459,478

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 6.4% (3.8% of Total Investments)
$ 86,735,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000% 06/01/57 $ 6,640,648
195,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3.000 06/01/48 138,641
4,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 3,575,489
2,610,000 Cleveland, Ohio, Airport Special Revenue Bonds, Continental
Airlines Inc. Project, Series 1998, (AMT)
5.375 09/15/27 2,613,741
6,575,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 6,532,704
2,865,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.500 02/15/57 2,865,347
140,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000 12/01/46 120,587
500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.125 12/01/55 496,815
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/44 1,999,932
3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/48 2,862,260
10,450,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5.000 07/01/49 9,527,315
500,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6.300 01/01/45 514,199
TOTAL OHIO 37,887,678
OKLAHOMA - 1.6% (0.9% of Total Investments)
975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/38 986,868
4,915,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 4,855,085
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.250 11/15/45 1,003,144
2,475,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5.500 06/01/35 2,475,195
TOTAL OKLAHOMA 9,320,292
OREGON - 0.5% (0.3% of Total Investments)
1,355,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6.750 12/15/54 1,275,863
2,000,000 (b) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7.000 12/15/60 1,909,419
100,000 (b) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/49 91,562
TOTAL OREGON 3,276,844
PENNSYLVANIA - 4.2% (2.6% of Total Investments)
1,125,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750 08/01/42 1,126,081
300,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 316,067
2,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020
5.000 10/01/49 2,172,954
162,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 171,735

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,170,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000% 06/30/39 $ 3,920,485
2,084,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000 06/30/44 1,565,616
4,430,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5.000 07/01/39 4,400,530
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 944,327
2,350,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5.000 05/01/37 2,349,872
3,555,000 (b) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 2,133,000
1,720,000 (b),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 172
1,720,000 (b),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 172
1,260,000 (c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 126
1,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6.000 06/30/61 1,054,717
545,000 (b) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5.375 06/15/50 508,272
4,500,000 (b) Quakertown General Authority, Pennsylvania, Special
Assessment Obligation Bonds, Milford Village Project, Series
2025
6.500 03/01/55 4,634,159
TOTAL PENNSYLVANIA 25,298,285
PUERTO RICO - 8.8% (5.3% of Total Investments)
130,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 85,380
4,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 2,571
1,120,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 719,733
3,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 1,918
465,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 297,263
1,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 639
345,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 220,550
500,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/28 317,888
100,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 63,645
400,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 253,810
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050 01/01/27 638,460
1,000,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
10.000 01/01/27 608,262
2,070,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 1,331,424
3,000 (c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5.375 01/01/27 1,909

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 3,750,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000% 07/01/26 $ 2,396,741
310,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 201,383
1,860,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 1,206,620
190,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 120,922
370,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 235,479
25,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 15,895
2,995,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 1,914,197
4,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/35 2,543,100
5,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 3,061,417
10,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 6,156,393
3,170,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 2,063,656
9,202,046 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 3,296,520
7,550,338 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 1,979,618
9,029,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 8,799,703
3 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 3
239,593 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 259,147
18,533,027 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 13,447,453
378 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 368
182,567 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 171,072
11,639 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 10,147
TOTAL PUERTO RICO 52,423,286
SOUTH CAROLINA - 1.7% (1.0% of Total Investments)
600,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/55 502,894
1,450,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 1,428,172
2,135,000 (b) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Libertas Woodruff
Project, Series 2025A
7.150 08/15/55 2,217,798
6,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7.125 06/01/60 6,059,098
TOTAL SOUTH CAROLINA 10,207,962

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.6% (0.4% of Total Investments)
$ 1,000,000 (b) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000% 12/01/31 $ 748,152
1,000,000 (c) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.625 01/01/46 679,603
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,014,642
TOTAL TENNESSEE 3,442,397
TEXAS - 7.6% (4.6% of Total Investments)
2,120,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4.000 10/01/50 1,675,454
4,785,000 (b) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 4,113,691
3,000,000 (b) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Series 2022A
6.375 02/15/52 2,879,819
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/31 502,257
500,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 502,018
475,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/29 476,889
850,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/34 851,481
1,150,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4.000 10/01/50 896,052
2,065,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 1,548,750
1,350,000 (b) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5.750 08/15/54 1,362,139
1,000,000 (b) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
5.750 09/15/45 1,038,615
1,645,000 (b) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7.000 08/15/60 1,689,673
520,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 474,873
70,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 70,000
445,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 445,000
4,252,120 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0.380 11/15/61 2,084,035
7,730,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 7,127,236
5,000,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/35 4,917,471
110,000 (b) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5.375 09/01/50 109,622

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.250% 01/01/54 $ 910,150
1,970,000 (b) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7.500 09/15/54 2,040,352
1,000,000 (c) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6.375 02/15/41 812,500
4,575,000 (c) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6.375 02/15/52 3,717,188
5,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 4,958,363
TOTAL TEXAS 45,203,628
UTAH - 5.9% (3.5% of Total Investments)
6,000,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5.625 12/01/53 6,105,662
6,890,000 (b) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6.250 12/01/55 6,932,897
2,880,000 (b) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6.500 03/01/55 2,974,397
13,925,000 (d) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5.000 07/01/42 13,954,894
7,065,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8.000 03/01/56 4,998,754
TOTAL UTAH 34,966,604
VIRGIN ISLANDS - 2.9% (1.7% of Total Investments)
5,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 5,469,870
575,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 574,197
7,625,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/30 7,647,460
500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000 04/01/53 501,786
1,590,000 (b) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 1,590,069
1,400,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.375 04/01/52 1,403,120
TOTAL VIRGIN ISLANDS 17,186,502
VIRGINIA - 1.3% (0.8% of Total Investments)
440,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6.750 12/01/53 478,248
1,000,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6.125 09/01/60 994,609
4,880,000 (a) Roanoke County Economic Development Authority,
Virginia,  Residential Care Facility Revenue Bonds, Refunding
Friendship Richfield Living LLC Series 2024, (Mandatory Put
9/01/35)
5.500 09/01/58 4,819,433
1,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7.000 09/01/53 1,095,501

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 657,954 (b) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4.500% 07/01/52 $ 394,772
TOTAL VIRGINIA 7,782,563
WASHINGTON - 0.6% (0.4% of Total Investments)
2,980,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6.250 01/01/61 3,005,002
1,000,000 (b) Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Rockwood Retirement Communities
Project, Series 2020A
5.000 01/01/51 896,500
TOTAL WASHINGTON 3,901,502
WEST VIRGINIA - 0.8% (0.5% of Total Investments)
1,000,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5.250 06/01/53 995,242
625,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 631,728
2,580,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8.000 06/01/53 583,544
2,195,000 (b) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 2,307,882
TOTAL WEST VIRGINIA 4,518,396
WISCONSIN - 17.2% (10.3% of Total Investments)
10,000,000 (d) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0.000 06/01/54 2,419,016
750,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5.000 06/01/40 698,547
1,340,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, 21st Century Public Academy Project, Series 2020A
5.000 06/01/49 1,129,990
365,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/49 301,894
4,420,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/42 4,209,294
2,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 1,852,421
1,425,000 (b),(e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 1,427,757
2,815,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 2,286,801
3,315,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5.000 06/15/52 2,919,412
1,570,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.250 01/01/65 1,554,821
1,250,000 (b) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7.000 03/01/47 1,265,308
500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6.250 06/15/48 490,298

Portfolio of Investments April 30, 2026
(continued)
NMCO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 825,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000% 12/15/54 $ 742,282
2,000,000 (b),(c) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5.875 10/01/54 1,232,305
16,070,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.250 08/01/27 11,731,100
2,500,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.500 12/01/37 1,950,000
2,555,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.750 12/01/42 1,992,900
20,915,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7.000 12/01/50 16,313,700
2,000,000 (b) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 2,041,679
1,000,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 10
1,765,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,795,622
2,000,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000 07/01/48 1,400,000
35,000 (b),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5.000 04/01/50 37,761
1,400,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6.500 12/01/55 1,430,620
5,885,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 2,648,250
250,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 112,500
8,735,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 3,930,750
210,000 (c),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/26 21
4,500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 4,614,843
4,500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 4,605,042
13,015,000 (d) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5.750 12/31/65 13,318,805
4,925,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0.000 12/15/45 2,018,265
5,190,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0.000 12/15/50 1,565,708
875,000 (e) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0.000 12/15/60 229,361
3,625,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0.000 12/15/60 646,469
500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6.000 10/01/54 516,200
3,165,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/42 3,166,880

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4.000% 12/01/51 $ 874,552
3,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5.000 11/01/46 2,818,499
TOTAL WISCONSIN 102,289,683
TOTAL MUNICIPAL BONDS
(Cost $1,085,462,452) 990,033,523
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 32
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
321,690 (c),(f),(g) KDC Agribusiness Fairless Hills LLC 12.000 09/17/26 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
SHARES DESCRIPTION MATURITY VALUE
25,931 WARRANTS - 0.0% (0.0% of Total Investments) 25,931
TRANSPORTATION - 0.0% (0.0% of Total Investments)
13,830 (f) BL TRAIN HOLDINGS WEST LLC 11/26/35 25,931
TOTAL TRANSPORTATION 25,931
TOTAL WARRANTS
(Cost $0) 25,931
TOTAL LONG-TERM INVESTMENTS
(Cost $1,085,784,142) 990,059,486
FLOATING RATE OBLIGATIONS - (5.5)% (32,970,000)
MFP SHARES, NET - (67.8)%(h) (403,453,164)
OTHER ASSETS & LIABILITIES, NET -   7.0% 41,808,763
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 595,445,085
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $393,083,169 or 39.7% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(h) MFP Shares, Net as a percentage of Total Investments is 40.8%.

Portfolio of Investments April 30, 2026
NDMO
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 142.1% (100.0% of Total Investments)
370,960 CORPORATE BONDS - 0.1% (0.0% of Total Investments) 370,960
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1% (0.0% of Total Investments)
$ 477,476 (a) Benloch Ranch Improvement Association No 12022 2022 9.750% 12/01/39 $ 370,960
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 370,960
TOTAL CORPORATE BONDS
(Cost $477,476) 370,960
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
888199447 MUNICIPAL BONDS - 142.0% (100.0% of Total Investments) 888199447
ALABAMA - 3.5% (2.4% of Total Investments)
500,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.500 09/01/45 546,155
550,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.750 09/01/50 596,218
1,000,000 (a),(b) Baldwin County Industrial Dev Auth, Alabama, Solid Waste
Disposal Revenue Bonds, Novelis Corporation Project, Series
2026A., (AMT), (Mandatory Put 3/01/33)
4.300 03/01/56 980,794
560,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4.625 06/01/55 564,651
5,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 5,317,481
1,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 1,016,776
2,360,000 (b) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6.375 11/01/50 2,608,533
2,500,000 (a) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2026.
5.000 11/01/50 2,392,333
7,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 7,173,700
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5.000 09/01/41 504,842
TOTAL ALABAMA 21,701,483
ARIZONA - 6.8% (4.8% of Total Investments)
705,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/43 781,105
545,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/44 598,321
1,240,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000 07/01/51 1,076,799
7,650,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 6,625,407
1,500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds ? Pensar Academy Project, Series
2020
5.000 07/01/55 1,299,679
4,630,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group ? Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000 12/01/51 2,755,066
1,625,000 (a) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6.750 12/01/55 1,667,751
1,000,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/40 1,141,005
1,000,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/39 1,150,518
1,090,000 (a) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5.500 07/01/40 1,016,406

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,795,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7.000% 05/01/66 $ 2,800,525
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5.250 10/01/40 897,359
1,700,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5.000 01/01/35 1,893,910
1,050,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5.000 01/01/38 1,178,406
1,000,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4.500 08/01/42 1,000,066
3,405,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/55 2,787,306
5,265,000 (a),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5.000 07/01/35 4,212,000
6,800,000 (a),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5.000 07/01/40 5,440,000
4,545,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5.000 06/15/50 4,069,237
TOTAL ARIZONA 42,390,866
ARKANSAS - 1.1% (0.8% of Total Investments)
6,900,000 (a),(b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.000 09/01/46 6,888,869
TOTAL ARKANSAS 6,888,869
CALIFORNIA - 14.6% (10.3% of Total Investments)
80,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/43 89,897
95,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/44 105,858
5,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000 10/01/55 5,060,005
3,815,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 2,462,460
2,280,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/32 2,502,099
310,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/35 345,756
400,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5.125 11/01/40 419,387
250,000 (a),(c) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
5.000 01/01/41 250,723
635,000 California Municipal Finance Authority, Revenue Bonds,
Gateways Hospital and Mental Health Centers, Series 2026A
5.000 09/01/41 657,193
675,000 California Municipal Finance Authority, Revenue Bonds,
Gateways Hospital and Mental Health Centers, Series 2026A
5.000 09/01/46 681,577
755,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5.000 09/01/44 818,475
6,290,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 07/01/30 6,303,571
5,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 4,301,635

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 465,000 (a) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000% 11/15/46 $ 436,567
275,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.375 06/01/59 254,860
1,575,000 (a),(b) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory
Put 4/01/33)
5.100 04/01/66 1,577,492
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5.000 06/01/60 2,082,970
440,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5.000 11/01/46 476,736
2,745,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5.000 10/01/39 2,987,929
835,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/45 918,068
570,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/39 648,870
1,165,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/42 1,311,552
1,070,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/43 1,196,308
935,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/45 1,028,016
2,660,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/43 2,993,049
2,735,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/44 3,049,804
1,875,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/45 2,072,728
785,000 California State, General Obligation Bonds, Various Purpose
Series 2026
5.000 10/01/46 859,621
1,220,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 1,220,628
225,000 (a) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6.125 09/02/48 227,745
6,180,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 5,423,174
305,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5.000 12/01/40 349,281
810,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/40 887,140
1,865,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/41 2,036,610
1,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/42 1,762,524
1,300,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/43 1,400,450
1,460,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/44 1,559,648
1,640,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/45 1,736,525
1,700,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/46 1,780,343
610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/43 657,134
570,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/45 603,548
2,490,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.000 05/01/47 2,626,040
2,290,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.250 05/01/50 2,419,961

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 985,432 (d) Northstar Community Services District, California, California
Special Tax Bonds Community Facilities District 1 Series 2006
1.750% 09/01/37 $ 197,086
465,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5.000 07/15/38 531,850
1,250,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5.000 08/01/50 1,320,337
460,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/41 241,571
465,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/42 229,346
850,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/48 290,513
760,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/50 232,334
1,070,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5.000 09/01/42 1,100,161
2,200,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4.000 10/01/42 2,147,434
1,025,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5.000 02/01/46 1,066,969
1,075,000 (b) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3.350 08/01/29 1,087,653
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3.165 06/15/41 601,569
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5.000 08/01/47 531,971
475,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/47 505,372
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/48 1,588,735
3,110,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/36 3,630,259
905,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/40 1,025,991
575,000 University of California, General Revenue Bonds, Series
2025CD
5.250 05/15/40 697,216
1,835,000 University of California, General Revenue Bonds, Series
2025CD
5.500 05/15/40 2,162,911
1,190,000 University of California, General Revenue Bonds, Series
2025CE
5.000 11/15/41 1,344,173
TOTAL CALIFORNIA 91,117,408
COLORADO - 20.7% (14.6% of Total Investments)
2,370,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6.500 12/01/43 2,402,582
1,000,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,027,213
750,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 753,840
5,220,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 5,175,784
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 499,454
1,725,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5.500 12/01/50 1,573,609

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5.000% 12/01/51 $ 831,897
500,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
5.000 12/01/40 502,235
1,000,000 (d) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 701,360
1,000,000 (a) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
5.625 12/01/46 973,788
835,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/50 887,723
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/41 84,882
6,680,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 7,052,939
2,500,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10.000 02/01/45 2,539,003
1,000,000 (a) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5.000 12/01/50 904,354
2,600,000 (a),(c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4.375 06/01/36 2,551,710
500,000 (a),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5.000 12/01/54 365,000
475,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/45 487,472
16,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6.500 12/01/50 16,070,686
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6.125 12/15/54 489,909
2,277,830 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 1,495,492
4,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 4,014,624
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 993,735
1,378,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.250 12/01/32 1,396,456
1,200,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750 12/01/52 1,209,255
1,990,000 (a),(d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1.375 06/01/50 997,707
363,019 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6.500 12/01/43 376,288
825,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 842,661
1,360,000 (a) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5.000 12/01/51 1,273,268
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5.125 12/01/33 517,490

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750% 12/15/50 $ 5,255,265
2,000,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5.750 12/01/50 1,979,194
1,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.125 12/01/44 1,505,503
1,200,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 1,172,686
1,030,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8.000 12/01/53 883,806
560,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 581,432
3,000,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 3,152,571
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 490,093
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 449,740
480,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 462,691
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.000 12/01/40 2,022,004
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 1,004,749
1,810,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,623,718
500,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4.000 12/01/29 458,701
1,250,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/39 1,106,781
285,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 244,133
1,100,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7.500 12/01/52 1,116,122
855,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5.875 12/01/54 793,253
6,965,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 6,817,823
3,665,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5.000 12/01/42 3,693,613
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/41 1,818,284
1,000,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 1,006,221
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 642,946
911,617 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 907,100
2,320,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,387,396
1,215,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5.000 12/01/30 1,215,238

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (a),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000% 09/20/54 $ 370,911
510,000 (a) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 514,694
2,350,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.000 12/01/40 2,361,070
2,300,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 2,223,561
1,000,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5.500 12/01/51 853,424
1,270,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 1,129,939
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 4,444,955
10,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 9,779,739
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,329,031
2,200,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 1,464,242
630,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 635,496
2,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 1,532,971
912,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6.250 12/15/40 895,476
TOTAL COLORADO 129,318,988
CONNECTICUT - 0.6% (0.4% of Total Investments)
1,325,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/34 1,332,192
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/36 1,249,554
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2.950 11/15/31 1,224,030
TOTAL CONNECTICUT 3,805,776
DELAWARE - 0.6% (0.4% of Total Investments)
500,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5.625 07/01/53 501,479
2,945,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4.000 10/01/45 2,949,275
490,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.600 07/01/44 494,276
TOTAL DELAWARE 3,945,030
DISTRICT OF COLUMBIA - 0.6% (0.4% of Total Investments)
430,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/42 478,871
1,255,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4.000 03/01/37 1,272,168
2,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
4.000 07/15/45 1,940,011
TOTAL DISTRICT OF COLUMBIA 3,691,050

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 9.3% (6.6% of Total Investments)
$ 1,260,000 (a),(g) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A,
(Pre-refunded 6/15/27)
5.000% 06/15/55 $ 1,291,154
650,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6.125 10/01/55 671,444
10,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5.000 06/01/55 6,608,182
835,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6.000 06/15/33 908,693
1,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6.500 06/15/38 1,073,422
1,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6.625 06/15/43 1,071,847
3,120,000 (a) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4.500 07/01/32 3,124,192
4,240,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 582,448
1,300,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5.000 07/01/44 1,266,816
1,760,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5.250 07/01/53 1,731,611
16,155,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
1.000 07/01/57 10,500,750
420,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 409,208
755,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/43 833,471
825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/45 895,107
1,095,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4.250 05/01/40 1,063,754
1,500,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4.500 05/01/52 1,347,426
2,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5.000 11/15/36 2,500,240
1,000,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/34 1,060,354
650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.500 11/01/36 693,973
355,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4.750 05/01/31 366,466
1,240,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5.000 05/01/35 1,319,139
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5.500 05/01/40 1,082,770

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 445,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5.800% 05/01/45 $ 476,250
305,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5.125 05/01/44 309,306
500,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/42 539,155
1,060,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/43 1,135,543
465,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/44 494,126
880,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 948,401
870,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5.250 10/01/52 885,358
1,360,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 899,733
80,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 80,806
230,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 234,539
170,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5.750 05/01/44 176,181
585,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/41 659,519
720,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/42 806,094
740,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/43 822,727
580,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/44 639,314
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/45 982,364
600,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5.500 05/15/51 603,492
2,500,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5.625 05/15/61 2,514,491
1,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5.000 07/01/41 1,025,171
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 1,063,001
975,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/38 1,058,580
530,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/39 573,826
455,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.250 03/01/41 494,439
175,000 (a) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 174,805
250,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5.000 05/01/44 255,647
245,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.375 05/01/45 249,307
TOTAL FLORIDA 58,504,642

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.8% (1.9% of Total Investments)
$ 1,700,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500% 12/15/48 $ 1,540,648
1,000,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 1,022,888
4,000,000 (a) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6.500 04/01/51 3,216,915
1,765,000 Columbia County School District, Georgia, General Obligation
Bonds, Series 2026
5.000 10/01/38 2,019,687
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 945,088
2,750,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 2,748,444
1,790,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2026A
5.000 04/01/36 2,030,832
1,365,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.000 06/01/50 1,365,843
2,350,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 2,391,813
TOTAL GEORGIA 17,282,158
HAWAII - 0.1% (0.1% of Total Investments)
500,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 496,086
TOTAL HAWAII 496,086
IDAHO - 0.2% (0.1% of Total Investments)
500,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6.250 09/01/54 516,493
630,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 647,623
TOTAL IDAHO 1,164,116
ILLINOIS - 6.3% (4.4% of Total Investments)
670,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/41 734,349
585,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/42 640,108
1,025,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/43 1,114,280
120,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/29 126,400
1,440,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured, (AMT)
5.000 01/01/31 1,557,521
200,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5.000 11/01/37 216,520
240,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/34 244,846
1,900,000 (a) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5.875 09/01/46 1,883,914
892,480 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6.500 03/01/55 823,124
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5.000 08/15/47 830,568
920,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/40 989,131
805,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/41 866,384
2,000,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5.000 10/01/48 2,012,482
790,000 (f) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4.700 10/01/44 797,533

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,420,000 (f) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4.800% 10/01/46 $ 1,427,747
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5.000 12/01/47 2,540,485
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 3,387,850
1,300,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/42 1,401,035
1,205,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 1,281,352
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 980,901
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/49 955,914
4,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/44 4,180,744
3,000,000 Illinois State, General Obligation Bonds, September Series
2025F
5.250 09/01/48 3,093,791
4,870,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5.000 01/01/46 5,187,274
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0.000 06/15/39 1,058,643
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0.000 06/15/40 838,870
TOTAL ILLINOIS 39,171,766
INDIANA - 2.5% (1.8% of Total Investments)
1,415,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,267,853
1,190,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5.000 07/01/37 1,222,098
3,125,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6.750 05/01/39 3,481,501
730,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 776,511
680,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 706,118
4,060,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 4,447,740
3,770,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 3,936,577
TOTAL INDIANA 15,838,398
IOWA - 0.7% (0.5% of Total Investments)
1,000,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5.750 12/01/55 1,032,701
2,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 2,500,494
60,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/39 62,243
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/44 75,672
910,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/49 869,886
TOTAL IOWA 4,540,996
KANSAS - 1.4% (1.0% of Total Investments)
305,000 (a) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4.000 06/01/29 304,007
1,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/39 1,137,975
1,500,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/42 1,681,382

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 3,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000% 05/01/43 $ 3,340,342
1,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/45 1,095,557
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 501,467
650,000 (a),(c) Wichita, Kansas, Sales Tax Special Obligation Revenue Bonds,
K-96 Greenwich Project -Phase III, Series 2026A
4.125 09/01/33 649,645
TOTAL KANSAS 8,710,375
KENTUCKY - 1.2% (0.9% of Total Investments)
2,695,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000 12/01/40 2,745,275
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 1,837,221
1,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/44 1,674,475
720,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 774,517
980,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5.500 12/01/60 831,316
TOTAL KENTUCKY 7,862,804
LOUISIANA - 0.6% (0.4% of Total Investments)
1,150,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 861,545
450,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 443,957
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 439,933
2,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 2,166,508
TOTAL LOUISIANA 3,911,943
MAINE - 0.4% (0.3% of Total Investments)
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 1,884,016
785,000 (c),(f) Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026B, (UB)
4.800 11/15/46 791,452
TOTAL MAINE 2,675,468
MARYLAND - 0.9% (0.6% of Total Investments)
175,000 (a) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4.500 06/01/33 178,607
3,080,000 (c),(f) Maryland Community Development Administration,
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B, (UB)
4.700 09/01/46 3,081,848
1,405,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5.000 08/15/56 1,561,288
585,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5.000 08/15/40 642,320
TOTAL MARYLAND 5,464,063

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 0.4% (0.3% of Total Investments)
$ 425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000% 07/01/44 $ 425,073
980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4.000 07/01/45 965,081
420,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5.000 07/01/35 464,868
495,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5.000 12/01/45 537,831
TOTAL MASSACHUSETTS 2,392,853
MICHIGAN - 3.9% (2.7% of Total Investments)
2,770,255 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000 06/15/26 3,109,611
830,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/37 907,748
4,944,995 (b) Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4.000 04/01/44 3,956,644
510,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5.500 07/01/50 547,617
870,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5.500 07/01/50 934,170
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5.250 07/01/50 1,160,742
2,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/44 2,182,716
2,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/45 2,160,368
665,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/41 728,589
690,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/42 751,416
1,100,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/43 1,175,724
1,500,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/46 1,570,398
2,230,000 (f) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5.100 10/01/53 2,262,884
1,720,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5.000 12/31/43 1,734,607
1,070,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.250 12/01/37 1,180,605
TOTAL MICHIGAN 24,363,839
MINNESOTA - 1.5% (1.1% of Total Investments)
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/48 900,405
1,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5.000 03/01/41 1,129,074
1,550,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2024B
5.000 08/01/36 1,763,622
3,745,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/53 3,718,369
1,140,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5.000 12/01/55 831,650

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,210,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5.500% 06/01/55 $ 1,141,323
TOTAL MINNESOTA 9,484,443
MISSISSIPPI - 0.5% (0.3% of Total Investments)
1,190,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6.000 09/01/48 1,290,384
1,580,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6.000 09/01/53 1,694,621
TOTAL MISSISSIPPI 2,985,005
MISSOURI - 0.8% (0.5% of Total Investments)
775,000 (a) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.500 06/15/45 782,444
500,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4.250 12/01/42 456,160
875,000 (c) Poplar Bluff, Missouri, Tax Increment Revenue Bonds, Eight
Points Redevelopment Project, Refunding Series 2026A
4.500 11/01/35 871,361
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/45 2,697,815
TOTAL MISSOURI 4,807,780
NEBRASKA - 2.0% (1.4% of Total Investments)
9,300,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5.000 07/01/46 9,668,242
2,500,000 (b) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5.000 05/01/53 2,616,814
TOTAL NEBRASKA 12,285,056
NEVADA - 1.6% (1.1% of Total Investments)
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/38 1,136,129
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/39 1,128,142
1,500,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/42 1,654,968
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/43 1,093,436
1,832,349 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 18
420,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 611 Sunstone Phase I and II, Series 2020
4.000 06/01/40 389,326
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/40 1,688,603
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/41 1,677,807
1,000,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/42 1,110,721
TOTAL NEVADA 9,879,150

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 2.3% (1.6% of Total Investments)
$ 500,000 (a) National Finance Authority Special Revenue Capital
Appreciation Bonds, New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0.000% 12/15/34 $ 287,500
500,000 (a) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 440,614
5,130,000 (a) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875 12/15/33 5,127,783
2,500,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 2,506,548
393,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5.950 12/01/31 393,099
1,000,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5.250 12/01/35 998,676
1,186,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0.000 12/15/32 769,586
283,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0.000 12/15/33 179,251
4,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 3,741,652
TOTAL NEW HAMPSHIRE 14,444,709
NEW JERSEY - 1.5% (1.0% of Total Investments)
1,180,000 (a) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7.000 06/15/30 1,180,356
650,000 (a) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 682,029
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 747,349
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/37 1,309,322
1,295,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/38 807,425
4,970,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 2,944,085
705,000 (c) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/33 778,100
705,000 (c) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/34 784,123
TOTAL NEW JERSEY 9,232,789
NEW MEXICO - 1.1% (0.8% of Total Investments)
6,726,000 (a) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8.000 05/01/40 6,723,808
TOTAL NEW MEXICO 6,723,808
NEW YORK - 8.7% (6.1% of Total Investments)
3,750,000 (a) Build New York City Resource Corporation, New York, Revenue
Bonds, Riverspring Health Senior Living Inc Project, TEMPS-85
Series 2026B-1
5.650 12/15/32 3,680,353
1,240,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,287,639
5,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 4,396,875

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,270,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000% 06/01/40 $ 1,217,235
3,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,451,802
955,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.250 11/01/42 1,009,087
770,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.250 11/01/43 809,043
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.500 11/01/47 155,747
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 463,159
7,630,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5.000 07/01/32 7,644,337
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5.000 07/01/35 1,096,570
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 683,542
1,270,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026E-1-A, (UB)
4.750 11/01/46 1,272,954
1,000,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4.650 11/01/49 1,002,868
410,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 422,501
140,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4.375 12/15/31 142,496
55,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2026 Series DD
5.000 06/15/38 64,706
715,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5.000 12/01/35 814,302
450,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4.000 12/15/39 451,148
630,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4.300 12/15/44 622,725
95,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/43 105,083
255,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/44 279,529
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 2,500,921
8,055,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 8,420,661
3,400,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 3,532,016
395,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.500 06/30/39 419,550

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 165,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.500% 06/30/40 $ 174,687
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 3,079,908
1,600,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 1,760,215
2,805,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 2,971,695
1,370,000 (f) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5.250 12/01/54 1,451,658
TOTAL NEW YORK 54,385,012
NORTH CAROLINA - 0.2% (0.2% of Total Investments)
1,100,000 (c) North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding
Series 2026
5.000 01/01/36 1,269,583
370,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 322,383
TOTAL NORTH CAROLINA 1,591,966
NORTH DAKOTA - 0.2% (0.2% of Total Investments)
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4.500 07/01/44 1,496,746
TOTAL NORTH DAKOTA 1,496,746
OHIO - 1.1% (0.8% of Total Investments)
1,995,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 1,585,133
250,000 (a) Columbus-Franklin County Finance Authority Multifamily
Housing Revenue Bonds, Ohio,Vivera Rosewood Project, Series
2026A.
6.300 01/01/46 250,001
250,000 (a) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Vivera Brookshire Project, Series
2026A
6.300 01/01/46 250,002
550,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5.000 12/01/44 555,859
400,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5.000 12/01/60 379,702
675,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/42 719,110
1,270,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/43 1,343,966
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250 09/01/49 405,560
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 254,729
1,010,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5.250 06/01/43 1,109,936
TOTAL OHIO 6,853,998
OKLAHOMA - 0.9% (0.6% of Total Investments)
5,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 5,638,683
TOTAL OKLAHOMA 5,638,683

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.8% (0.6% of Total Investments)
$ 1,165,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250% 08/01/49 $ 1,166,182
2,000,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/40 2,254,163
1,000,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/42 1,112,216
235,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/37 268,458
250,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/38 283,843
95,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/39 107,249
TOTAL OREGON 5,192,111
PENNSYLVANIA - 7.5% (5.3% of Total Investments)
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4.000 07/15/37 992,204
835,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 879,721
3,000,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000 05/01/42 3,004,546
1,625,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 1,657,889
1,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5.125 10/15/41 600,000
2,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 1,200,000
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 9,100,014
1,000,000 (a) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5.750 01/01/65 962,154
1,065,000 (a) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6.750 01/01/65 1,027,809
2,715,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2018A
5.000 01/01/38 2,723,318
1,300,000 (d),(h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 130
300,000 (b) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 300,325
2,960,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0.000 01/01/45 1,214,826
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 1,915,663
1,100,000 (a),(b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5.450 03/01/56 1,107,465
3,000,000 (b),(f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5.450 04/01/51 3,102,301
2,545,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750 10/01/49 2,547,707

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,545,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4.800% 10/01/55 $ 2,547,150
1,500,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/39 1,699,076
1,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/40 1,125,495
1,140,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/37 1,308,718
1,015,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/38 1,156,831
1,410,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/40 1,587,542
920,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/42 1,026,208
860,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/37 987,279
955,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/38 1,088,447
625,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/43 692,024
465,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/44 510,197
545,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/45 593,222
TOTAL PENNSYLVANIA 46,658,261
PUERTO RICO - 6.8% (4.8% of Total Investments)
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 289,003
3,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/37 3,628,113
6,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/42 6,173,468
8,000,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 5,342,772
409,281 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 409,375
2,150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.550 07/01/40 2,153,259
9,871,190 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7.500 08/20/40 9,685,926
8,359,678 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 5,799,527
4,570,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1.000 11/01/51 1,810,862
3,980,943 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1.000 11/01/51 2,114,876
1,029,483 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 746,987
64 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 63
1,117,147 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 1,088,279
85 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 80
5,267,007 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 3,588,148
TOTAL PUERTO RICO 42,830,738

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 0.7% (0.5% of Total Investments)
$ 1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5.625% 10/01/40 $ 985,253
1,000,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 870,252
2,170,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 2,310,719
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5.500 11/15/44 258,972
TOTAL SOUTH CAROLINA 4,425,196
TENNESSEE - 1.8% (1.3% of Total Investments)
410,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/40 454,247
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/41 535,528
1,395,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/42 1,532,632
1,195,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/43 1,306,077
2,205,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/44 2,390,367
650,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5.000 05/01/40 696,418
1,230,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2026B
5.000 07/01/37 1,384,225
2,905,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5.000 07/01/33 3,243,921
TOTAL TENNESSEE 11,543,415
TEXAS - 6.9% (4.8% of Total Investments)
500,000 (a) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 429,853
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4.000 06/15/31 1,120,751
725,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/43 801,452
940,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4.000 08/15/44 925,124
325,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5.875 09/01/45 330,252
500,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.750 09/01/55 497,170
225,000 (a) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4.750 09/15/32 228,150
800,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/40 893,727
440,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/41 487,641
895,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/43 978,331

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 980,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000% 02/15/44 $ 1,062,898
1,020,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/45 1,096,143
325,000 (a) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6.125 12/31/55 335,660
215,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.375 12/31/45 222,630
540,000 (c) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/38 600,695
580,000 (c) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/39 641,844
1,005,000 (c) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/40 1,105,860
370,000 (c) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/41 405,303
385,000 (c) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/42 419,111
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 1,280,187
1,625,000 FW Skyline Public Facility Corp Residential Development,
Texas, Revenue Bonds, Skyline Prairie Homes Project Series
2026
4.250 04/01/39 1,618,272
570,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6.000 08/01/43 620,123
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/36 1,074,756
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 1,065,787
5,610,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4.000 11/01/38 5,513,394
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4.000 06/01/30 1,500,484
625,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3.625 09/15/41 545,571
500,000 (a) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.500 09/01/43 522,234
375,000 (a) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6.750 08/15/45 389,261
1,025,000 (a) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7.000 08/15/60 1,052,835
4,175,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
5.000 08/15/50 3,768,366
450,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.125 09/15/45 472,582
185,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 191,110

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 8,845,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100% 01/01/28 $ 8,051,213
155,000 (a) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5.125 09/01/44 155,789
1,900,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5.375 09/15/40 1,964,251
700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/40 678,487
TOTAL TEXAS 43,047,297
UTAH - 3.2% (2.3% of Total Investments)
2,000,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5.625 12/01/53 2,035,221
480,000 (a) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5.000 03/01/41 485,893
1,795,000 (a) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6.250 12/01/55 1,806,175
500,000 (a) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6.750 06/01/55 435,201
5,000,000 (a) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6.500 03/01/55 5,163,884
500,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.125 02/01/41 438,126
1,000,000 (a) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6.250 12/01/53 1,033,599
1,400,000 (a) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6.250 12/01/54 1,452,135
935,000 (a) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 786,409
2,015,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/38 2,274,434
1,685,000 (a) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6.625 09/01/47 1,790,569
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625 12/01/54 511,697
2,540,000 (a) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7.000 12/01/42 2,142,125
TOTAL UTAH 20,355,468
VIRGIN ISLANDS - 1.2% (0.9% of Total Investments)
2,380,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750 02/01/45 2,388,134
2,200,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 2,187,948
1,250,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000 04/01/53 1,254,466
750,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/42 808,949
1,000,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.125 10/01/42 965,377
TOTAL VIRGIN ISLANDS 7,604,874

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 0.7% (0.5% of Total Investments)
$ 1,640,000 (a) Cherry Hill Community Development Authority, Virginia,
Special Assessment Bonds, Potomac Shores Project, Series
2015
5.400% 03/01/45 $ 1,641,430
1,600,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/40 1,553,275
975,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Senior Series 2020A-1
8.000 10/01/43 974,667
TOTAL VIRGINIA 4,169,372
WASHINGTON - 3.1% (2.2% of Total Investments)
660,000 (b) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5.875 12/01/45 670,387
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/41 1,076,242
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/42 1,068,868
1,550,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/45 1,617,018
1,795,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.250 09/01/50 1,882,617
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 1,770,992
1,915,000 (b) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4.000 10/01/42 1,958,604
5,539,141 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3.375 04/20/37 5,179,758
1,500,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/41 1,686,875
1,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/43 1,109,015
1,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/44 1,100,715
TOTAL WASHINGTON 19,121,091
WEST VIRGINIA - 0.5% (0.3% of Total Investments)
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 106,180
430,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.250 06/01/45 458,822
3,660,000 (a),(d) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7.625 12/01/40 1,464,000
200,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 216,282
700,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4.625 04/15/55 716,672
TOTAL WEST VIRGINIA 2,961,956

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 7.2% (5.1% of Total Investments)
$ 2,870,000 (a),(d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5.500% 12/01/32 $ 2,228,574
6,350,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/56 5,307,820
390,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.000 06/15/44 390,210
1,360,000 (a) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 1,347,607
2,265,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5.500 06/15/49 1,804,607
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 151,318
925,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5.000 06/01/41 872,467
1,000,000 (a) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000 08/01/51 744,224
1,670,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5.625 02/01/46 1,719,071
2,000,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6.000 02/01/62 2,048,305
5,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream's Meadowlands
Project, Series 2017
7.000 12/01/50 3,900,000
3,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 3,062,519
1,000,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4.000 10/01/46 1,017,021
5,785,000 Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Creekhaven, Wildrye, and Furst
Ranch Projects, Texas Infrastructure Program, Series 2026
0.000 12/15/36 2,953,318
1,025,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6.250 10/01/58 1,040,312
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 1,406,946
750,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2026
5.000 06/15/36 757,366
100,000 (d),(h) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/26 10
500,000 (a) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0.000 12/15/34 294,798
1,000,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 1,005,025
500,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 503,299
4,460,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 4,573,822
3,320,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 3,397,498
2,450,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0.000 12/15/45 988,724
150,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5.450 10/01/39 158,366
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4.000 04/01/39 2,423,541

Portfolio of Investments April 30, 2026
(continued)
NDMO

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5.000% 05/01/38 $ 1,144,778
TOTAL WISCONSIN 45,241,546
TOTAL MUNICIPAL BONDS
(Cost $920,058,568) 888,199,447
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 13
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
128,676 (d),(h),(i) KDC Agribusiness Fairless Hills LLC 12.000 09/17/26 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $128,676) 13
SHARES DESCRIPTION MATURITY VALUE
65,025 WARRANTS - 0.0% (0.0% of Total Investments) 65,025
TRANSPORTATION - 0.0% (0.0% of Total Investments)
34,680 (h) BL TRAIN HOLDINGS WEST LLC 11/26/35 65,025
TOTAL TRANSPORTATION 65,025
TOTAL WARRANTS
(Cost $0) 65,025
TOTAL LONG-TERM INVESTMENTS
(Cost $920,664,720) 888,635,445
FLOATING RATE OBLIGATIONS - (3.8)% (23,525,000)
MFP SHARES, NET - (38.3)%(j) (239,721,699)
OTHER ASSETS & LIABILITIES, NET -   (0.0)% (6,901)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 625,381,845
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $287,418,428 or 32.3% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%,
12/01/31.
(j) MFP Shares, Net as a percentage of Total Investments is 27.0%.

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2026 (Unaudited) NVG NZF NMZ NMCO NDMO
ASSETS
Long-term investments, at value
†
$ 4,528,592,169 $ 4,044,150,825 $ 3,574,592,143 $ 990,059,486 $ 888,635,445
Affiliated investments, at value
++
– – 16,842,735 – –
Short-term investments, at value
◊
93,270,000 – 3,000,000 – –
Cash 2,707,459 – 17,067,195 9,057,491 –
Receivables:
Interest 62,181,497 63,930,954 74,009,593 24,965,341 21,568,256
Investments sold 8,796,561 10,489,991 36,132,543 166,000 4,384,450
Reimbursement from Adviser – – 21,845 – –
Reverse repurchase agreements sold – – 220,000 – –
Shares sold 172,831 794,001 – 246,620 –
Sale of Vistra Vision interest
(1)
11,847,414 26,496,464 23,691,552 15,049,752 –
Deferred offering costs 98,012 99,971 76,462 84,301 106,378
Other 1,235,822 434,487 646,790 528,148 117,147
Total assets 4,708,901,765 4,146,396,693 3,746,300,858 1,040,157,139 914,811,676
LIABILITIES
Cash overdraft – 4,719,840 – – 795,532
Floating rate obligations 181,610,000 355,200,000 641,117,000 32,970,000 23,525,000
AMTP Shares, Net
*
– – 356,692,505 – –
MFP Shares, Net
**
516,276,384 640,210,646 – 403,453,164 239,721,699
VRDP Shares, Net
***
1,234,290,204 674,073,140 449,149,764 – –
Payables:
Management fees 2,287,266 2,025,864 1,826,719 743,371 605,508
Dividends 16,049,324 14,685,053 7,625,587 3,601,252 3,515,177
Interest 3,522,765 7,653,488 8,761,038 651,475 239,059
Investments purchased - regular settlement 20,847 – 33,231,918 2,704,190 2,704,190
Investments purchased - when-issued/delayed-delivery settlement 36,504,431 – 12,461,660 – 18,080,673
Vistra Vision sale transactions costs
(1)
270,878 605,812 541,681 344,096 –
Accrued expenses:
Custodian fees 504,597 403,964 447,929 135,138 138,678
Investor relations fees 79,196 72,422 42,205 16,481 16,054
Trustees fees 426,230 317,585 225,586 40,934 35,608
Professional fees 17,444 15,641 27,083 17,580 13,916
Shareholder reporting expenses 75,198 70,701 13,623 13,831 21,438
Shareholder servicing agent fees 15,322 9,965 18,157 185 204
Shelf offering costs 60,257 62,522 7,542 – –
Other 19,685 14,337 1,121,076 20,357 17,095
Total liabilities 1,992,030,028 1,700,140,980 1,513,311,073 444,712,054 289,429,831
Commitments and contingencies
(2)
Net assets applicable to common shares $ 2,716,871,737 $ 2,446,255,713 $ 2,232,989,785 $ 595,445,085 $ 625,381,845
Common shares outstanding 215,043,815 194,805,987 215,367,715 55,946,027 60,367,046
Net asset value ("NAV") per common share outstanding $ 12 .63 $ 12 .56 $ 10 .37 $ 10 .64 $ 10 .36
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,150,438 $ 1,948,060 $ 2,153,677 $ 559,460 $ 603,670
Paid-in capital 2,980,259,590 2,683,426,387 2,505,111,371 813,109,656 814,228,513
Total distributable earnings (loss) (265,538,291) (239,118,734) (274,275,263) (218,224,031) (189,450,338)
Net assets applicable to common shares $ 2,716,871,737 $ 2,446,255,713 $ 2,232,989,785 $ 595,445,085 $ 625,381,845
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited Unlimited
†
   Long-term investments, cost $ 4,658,371,714 $ 3,989,547,001 $ 3,665,320,782 $ 1,085,784,142 $ 920,664,720
++
   Affiliated investments, cost $ — $ — $ 16,995,750 $ — $ —
◊
   Short-term investments, cost $ 93,270,000 $ — $ 3,000,000 $ — $ —
*
   AMTP Shares, liquidation preference $ – $ – $ 357,000,000 $ – $ –
**
   MFP Shares, liquidation preference $ 517,400,000 $ 641,000,000 $ – $ 404,000,000 $ 240,000,000
***
    VRDP Shares, liquidation preference $ 1,236,600,000 $ 677,000,000 $ 450,400,000 $ – $ –
(1) Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(2) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) NVG NZF NMZ NMCO NDMO
INVESTMENT INCOME
Dividends from affiliated investments $ — $ — $ 381,510 $ — $ —
Interest 110,183,976 102,816,866 53,742,993 32,933,874 22,763,699
Total investment income 110,183,976 102,816,866 54,124,503 32,933,874 22,763,699
EXPENSES
– – – – –
Management fees 13,837,419 12,273,107 6,473,296 4,493,997 3,683,663
Shareholder servicing agent fees 46,379 29,944 11,971 163 185
Interest expense and amortization of offering costs 25,783,635 27,850,551 13,394,692 7,279,514 4,447,905
Trustees fees 139,712 119,484 52,398 31,127 26,975
Custodian expenses, net 184,847 147,462 89,464 48,774 51,167
Excise tax liability expense 107,928 235,090 116,526 190,246 81,036
Investor relations expenses 225,830 219,817 110,537 52,141 50,210
Liquidity fees 4,617,507 598,109 — 409,663 —
Merger expenses — — 35,000 — —
Professional fees 74,730 73,504 114,721 85,939 41,944
Remarketing fees 1,300,485 36,297 — 50,278 —
Shareholder reporting expenses 65,551 60,952 31,525 17,985 20,798
Shelf offering expense — — — 132,896 —
Stock exchange listing fees 33,756 30,618 14,713 8,129 8,869
Other 112,369 71,765 47,027 33,589 21,251
Total expenses before expense reimbursement 46,530,148 41,746,700 20,491,870 12,834,441 8,434,003
Expense reimbursement — — (46,185) — —
Net expenses 46,530,148 41,746,700 20,445,685 12,834,441 8,434,003
Net investment income (loss) 63,653,828 61,070,166 33,678,818 20,099,433 14,329,696
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 4,673,478 3,177,286 (7,871,112) (2,932,287) (166,284)
Net realized gain (loss) 4,673,478 3,177,286 (7,871,112) (2,932,287) (166,284)
Change in unrealized appreciation (depreciation) on:
Investments (32,502,981) (30,102,937) (12,415,840) (9,574,911) (6,061,606)
Affiliated investments — — (28,620) — —
Net change in unrealized appreciation (depreciation) (32,502,981) (30,102,937) (12,444,460) (9,574,911) (6,061,606)
Net realized and unrealized gain (loss) (27,829,503) (26,925,651) (20,315,572) (12,507,198) (6,227,890)
Net increase (decrease) in net assets applicable to
common shares from operations $ 35,824,325 $ 34,144,515 $ 13,363,246 $ 7,592,235 $ 8,101,806

Statement of Changes in Net Assets
See Notes to Financial Statements

NVG NZF
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 63,653,828 $ 124,642,685 $ 61,070,166 $ 119,510,272
Net realized gain (loss) 4,673,478 (9,876,529) 3,177,286 (2,837,363)
Net change in unrealized appreciation (depreciation) (32,502,981) (57,736,584) (30,102,937) (57,994,260)
Net increase (decrease) in net assets applicable to common shares from operations 35,824,325 57,029,572 34,144,515 58,678,649
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (101,406,240) (122,977,337) (92,515,661) (118,362,035)
Return of Capital – (79,441,863) – (66,455,480)
Total distributions (101,406,240) (202,419,200) (92,515,661) (184,817,515)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 18,039,835 — 12,966,036 —
Reinvestments of distributions 1,420,726 — 664,888 —
Net increase (decrease) applicable to common shares from capital share transactions 19,460,561 — 13,630,924 —
Net increase (decrease) in net assets applicable to common shares (46,121,354) (145,389,628) (44,740,222) (126,138,866)
Net assets applicable to common shares at the beginning of period 2,762,993,091 2,908,382,719 2,490,995,935 2,617,134,801
Net assets applicable to common shares at the end of period $ 2,716,871,737 $ 2,762,993,091 $ 2,446,255,713 $ 2,490,995,935

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NMZ NMCO
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 33,678,818 $ 68,603,020 $ 20,099,433 $ 34,987,149
Net realized gain (loss) (7,871,112) (14,866,811) (2,932,287) (9,782,612)
Net change in unrealized appreciation (depreciation) (12,444,460) (27,501,530) (9,574,911) (24,070,137)
Net increase (decrease) in net assets applicable to common shares from operations 13,363,246 26,234,679 7,592,235 1,134,400
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (46,538,499) (68,404,140) (22,749,175) (33,258,896)
Return of Capital – (21,476,872) – (11,823,212)
Total distributions (46,538,499) (89,881,012) (22,749,175) (45,082,108)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Reorganization 1,000,206,487 — — —
Proceeds from shelf offering, net of offering costs 18,199,432 60,242,804 7,726,250 4,021,801
Reinvestments of distributions 763,102 1,674,728 456,713 —
Net increase (decrease) applicable to common shares from capital share transactions 1,019,169,021 61,917,532 8,182,963 4,021,801
Net increase (decrease) in net assets applicable to common shares 985,993,768 (1,728,801) (6,973,977) (39,925,907)
Net assets applicable to common shares at the beginning of period 1,246,996,017 1,248,724,818 602,419,062 642,344,969
Net assets applicable to common shares at the end of period $ 2,232,989,785 $ 1,246,996,017 $ 595,445,085 $ 602,419,062

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NDMO
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 14,329,696 $ 29,593,731
Net realized gain (loss) (166,284) (5,027,032)
Net change in unrealized appreciation (depreciation) (6,061,606) (9,726,465)
Net increase (decrease) in net assets applicable to common shares from operations 8,101,806 14,840,234
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (22,341,182) (28,003,274)
Return of Capital – (16,314,091)
Total distributions (22,341,182) (44,317,365)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 7,268,492 723,849
Reinvestments of distributions 474,843 —
Net increase (decrease) applicable to common shares from capital share transactions 7,743,335 723,849
Net increase (decrease) in net assets applicable to common shares (6,496,041) (28,753,282)
Net assets applicable to common shares at the beginning of period 631,877,886 660,631,168
Net assets applicable to common shares at the end of period $ 625,381,845 $ 631,877,886

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) NVG NZF NMZ NMCO NDMO
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 35,824,325 $ 34,144,515 $ 13,363,246 $ 7,592,235 $ 8,101,806
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (513,218,237) (198,410,227) (507,313,906) (69,581,497) (275,117,769)
Proceeds from sale and maturities of investments 516,649,361 223,671,573 158,106,281 75,306,888 264,920,555
Proceeds from (Purchase of) short-term investments, net (5,950,000) — — — —
Amortization (Accretion) of premiums and discounts, net (11,525,952) (13,664,326) (4,470,143) (4,569,484) (215,572)
Amortization of deferred offering costs 322,640 227,346 (1,216,324) 50,014 21,949
(Increase) Decrease in:
Receivable for interest (1,170,598) (4,537,012) (11,160,480) (3,034,403) 271,691
Receivable for investments sold 8,888,651 (4,814,721) (22,138,352) (37,000) (18,550)
Receivable for reimbursement from Adviser — — 392,723 380,348 78,400
Receivable for sale of Vistra Vision 12,430,537 27,800,602 3,261,448 15,790,491 —
Other assets (6,688) (10,471) 11,330,852 (425,984) (92,531)
Increase (Decrease) in:
Payable for interest 1,691,398 3,520,783 4,657,124 308,271 61,540
Payable for investments purchased - regular settlement 20,847 — 28,499,153 2,704,190 2,704,190
Payable for investments purchased - when-issued/delayed-delivery settlement 11,501,038 — 11,454,660 — 6,140,691
Payable for management fees (92,599) (89,784) 748,385 (33,821) (27,000)
Payable for offering cost — — (2,705) — —
Payable for Vistra Vision sale transactions costs (316,308) (707,416) (110,201) (401,806) —
Accrued custodian fees 184,764 147,384 296,424 48,688 51,080
Accrued investor relations fees 50,333 57,631 41,293 12,630 12,756
Accrued Trustees fees (32,630) (20,862) 135,027 2,229 1,367
Accrued professional fees (15,846) (14,509) 14,469 (6,609) (20,670)
Accrued shareholder reporting expenses 32,357 30,554 (6,042) (1,134) 8,465
Accrued shareholder servicing agent fees (841) (507) 14,040 (7,713) (7,696)
Accrued shelf offering costs 60,257 62,522 7,542 — —
Accrued other expenses 2,686 2,525 (1,445,080) 11,753 (7,234)
Net realized (gain) loss from investments (4,673,478) (3,177,286) 7,871,112 2,932,287 166,284
Net realized (gain) loss from paydowns (12,699) 82,851 847,868 (149,867) (505,358)
Net change in unrealized (appreciation) depreciation of investments 32,502,981 30,102,937 12,415,840 9,574,911 6,061,606
Net change in unrealized (appreciation) depreciation of affiliated investments — — 28,620 — —
Net cash provided by (used in) operating activities 83,146,299 94,404,102 (294,377,126) 36,465,617 12,590,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings — 11,800,000 19,840,426 2,200,000 —
(Repayments) of borrowings — (24,400,000) (19,840,426) (12,600,000) —
Proceeds from floating rate obligations — — 201,953,000 — 7,685,000
(Repayments of) floating rate obligations — (3,800,000) (15,735,000) (3,565,000) (10,620,000)
(Payments for) deferred offering costs (105,000) (105,000) — — (191)
Increase (Decrease) in:
Cash overdraft — 1,697,096 — — 795,532
Cash distributions paid to common shareholders (99,878,166) (91,768,233) (45,638,468) (22,217,178) (21,793,155)
Proceeds from shelf offering, net of offering costs 17,867,004 12,172,035 18,199,432 7,491,991 7,268,492
Net cash provided by (used in) financing activities (82,116,162) (94,404,102) 158,778,964 (28,690,187) (16,664,322)
Net increase (decrease) in cash 1,030,137 – (135,598,162) 7,775,430 (4,074,322)
Cash at the beginning of period 1,677,322 — 917,781 1,282,061 4,074,322
Cash acquired in connection with the Reorganization — — 151,747,576 — —
Cash at the end of period $ 2,707,459 $ — $ 17,067,195 $ 9,057,491 $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NVG NZF NMZ NMCO NDMO
Cash paid for interest
$ 23,863,509 $ 24,169,295 $ 8,702,009 $ 6,902,348 $ 4,363,739
Non-cash financing activities not included herein consists of reinvestments of common share distributions 1,420,726 664,888 763,102 456,713 474,843

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Shelf
Offering
Costs
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NVG
4/30/26
(d)
$ 12.94 $ 0.30 $ (0.14) $ 0.16 $ (0.47) $ — $ — $ (0.47) $ — $ —
(e)
$ 12.63 $ 12.63
10/31/25 13.62 0.58 (0.31) 0.27 (0.58) — (0.37) (0.95) — — 12.94 12.56
10/31/24 11.79 0.52 2.08 2.60 (0.55) — (0.22) (0.77) — — 13.62 12.79
10/31/23 12.19 0.53 (0.40) 0.13 (0.53) — — (0.53) — — 11.79 10.03
10/31/22 17.28 0.73 (5.01) (4.28) (0.78) (0.03) — (0.81) — — 12.19 11.03
10/31/21 16.76 0.82 0.60 1.42 (0.81) (0.09) — (0.90) — — 17.28 17.29
NZF
4/30/26
(d)
12.86 0.31 (0.13) 0.18 (0.48) — — (0.48) — —
(e)
12.56 12.59
10/31/25 13.51 0.62 (0.32) 0.30 (0.61) — (0.34) (0.95) — — 12.86 12.63
10/31/24 11.96 0.55 1.78 2.33 (0.62) — (0.16) (0.78) — — 13.51 12.69
10/31/23 12.24 0.55 (0.30) 0.25 (0.53) — — (0.53) —
(e)
— 11.96 10.10
10/31/22 16.98 0.71 (4.72) (4.01) (0.73) — — (0.73) — — 12.24 10.83
10/31/21 15.96 0.78 1.03 1.81 (0.79) — — (0.79) — — 16.98 16.73
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NVG
4/30/26
(d)
2.34%
( f )
10/31/25
2.56
10/31/24
2.89
10/31/23
2.78
10/31/22
1.10
10/31/21
0.52
NZF
4/30/26
(d)
2.33
( f )
10/31/25
2.55
10/31/24
2.82
10/31/23
2.79
10/31/22
1.14
10/31/21
0.62
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
1.29% 4.37% $ 2,716,872 3.43%
(f)
4.70%
(f)
11%
2.23 6.05 2,762,993 3.64 4.53 24
22.15 35.73 2,908,383 3.97 3.80 25
0.70 (4.77) 2,517,039 3.85 4.00 17
(25.56) (32.54) 2,603,767 2.16 4.83 19
8.54 16.65 3,687,336 1.52 4.70 12
1.40 3.52 2,446,256 3.42
(f)
5.01
(f)
5
2.52 7.55 2,490,996 3.61 4.81 15
19.50 33.80 2,617,135 3.88 4.03 16
1.62 (2.35) 2,316,713 3.87 4.14 26
(24.20) (31.77) 2,025,136 2.20 4.78 61
11.45 19.05 2,414,104 1.61 4.60 15
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Value rounded to zero.
(f) Annualized.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMZ
4/30/26
(e)
$ 10.61 $ 0.28 $ (0.13) $ 0.15 $ (0.39) $ — $ — $ (0.39) $ —
(f)
$ —
(f)
$ 10.37 $ 10.18
10/31/25 11.19 0.60 (0.39) 0.21 (0.60) — (0.19) (0.79) —
(f)
—
(f)
10.61 10.65
10/31/24 9.48 0.56 1.79 2.35 (0.57) — (0.07) (0.64) —
(f)
—
(f)
11.19 11.15
10/31/23 9.97 0.51 (0.44) 0.07 (0.55) — (0.01) (0.56) — —
(f)
9.48 8.37
10/31/22 14.53 0.70 (4.53) (3.83) (0.75) — — (0.75) —
(f)
0.02 9.97 9.85
10/31/21 13.22 0.72 1.30 2.02 (0.77) — — (0.77) —
(f)
0.06 14.53 14.71
NMCO
4/30/26
(e)
10.92 0.36 (0.23) 0.13 (0.41) — — (0.41) —
(f)
—
(f)
10.64 10.71
10/31/25 11.72 0.64 (0.62) 0.02 (0.60) — (0.22) (0.82) —
(f)
—
(f)
10.92 10.93
10/31/24 10.06 0.56 1.77 2.33 (0.54) — (0.13) (0.67) —
(f)
— 11.72 11.10
10/31/23 11.15 0.46 (0.93) (0.47) (0.61) — (0.01) (0.62) —
(f)
—
(f)
10.06 8.67
10/31/22 15.47 0.78 (4.36) (3.58) (0.74) — — (0.74) —
(f)
—
(f)
11.15 10.39
10/31/21 12.81 0.82 2.58 3.40 (0.74) — — (0.74) — —
(f)
15.47 15.04
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements.

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NMZ
4/30/26
(e)
2.15%
(g )
10/31/25
2.39
10/31/24
2.65
10/31/23
2.59
10/31/22
0.93
10/31/21
0.36
NMCO
4/30/26
(e)
2.63
(g )
10/31/25
2.85
10/31/24
3.11
10/31/23
3.12
10/31/22
1.21
10/31/21
0.72
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Expenses
After
Reimbursement
(c),(d)
Net
Investment
Income
(Loss)
(c),(d)
Portfolio
Turnover
Rate
1.48% (0.72) % $ 2,232,990 3.29%
(g)
% 3.28%
(g)
5.42%
(g)
7%
2.16 2.85 1,246,996 3.50 3.50  5.65 20
24.79 41.44 1,248,725 3.81 3.81  5.01 25
0.13 (10.28) 1,048,149 3.75 3.75  4.74 27
(27.13) (28.88) 1,092,984 2.05 2.05  5.61 30
15.80 17.32 1,404,752 1.43 1.43  5.13 6
1.23 1.84 595,445 4.36
(g)
4.36
(g)
6.83
(g)
7
0.28 6.30 602,419 4.50 4.50  5.72 34
23.33 36.29 642,345 4.74 4.74  4.76 38
(4.85) (11.69) 551,282 4.78 4.78  3.96 34
(23.88) (26.91) 610,501 2.74 2.74  5.69 30
26.91 35.55 824,271 2.18 2.18  5.52 12
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e) Unaudited.
(f) Value rounded to zero.
(g) Annualized.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NDMO
4/30/26
(d)
$ 10.60 $ 0.24 $ (0.11) $ 0.13 $ (0.37) $ — $ — $ (0.37) $ —
(e)
$ —
(e)
$ 10.36 $ 10.36
10/31/25 11.09 0.50 (0.25) 0.25 (0.47) — (0.27) (0.74) —
(e)
—
(e)
10.60 10.59
10/31/24 9.80 0.45 1.58 2.03 (0.43) — (0.31) (0.74) —
(e)
— 11.09 10.72
10/31/23 10.34 0.43 (0.17) 0.26 (0.41) — (0.39) (0.80) — — 9.80 9.12
10/31/22 15.60 0.51 (4.85) (4.34) (0.50) — (0.42) (0.92) — — 10.34 9.43
10/31/21 14.92 0.49 1.10 1.59 (0.50) (0.31) (0.11) (0.92) — 0.01 15.60 15.64
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NDMO
4/30/26
(d)
1.43%
(f )
10/31/25
1.55
10/31/24
1.68
10/31/23
1.54
10/31/22
0.75
10/31/21
0.33
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
1.27% 1.38% $ 625,382 2.71%
(f)
4.60%
(f)
30%
2.48 6.20 631,878 2.83 4.67 51
20.99 26.01 660,631 2.99 4.08 81
1.96 4.45 583,504 2.76 3.97 79
(28.77) (35.09) 615,154 2.07 3.78 61
10.77 10.47 913,547 1.55 3.02 63
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings, preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Value rounded to zero.
(f) Annualized.

Financial Highlights (continued)
NVG
Asset
Coverage
Per $1,000
Share
(f)
Series B
4/30/26
(e)
$2,549
10/31/25
2,575
10/31/24
2,658
10/31/23
2,435
10/31/22
2,409
10/31/21
2,912
Series C
4/30/26
(e)
$2,549
10/31/25
2,575
10/31/24
2,658
10/31/23
2,435
10/31/22
2,409
10/31/21
—
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b),(c)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(b)
Asset
Coverage
Per $1
Liquidation
Preference
(d)
NVG
4/30/26
(e)
$ — $ — $ 517,400 $ 254,896 $ 1,236,600 $ 254,896 $ 2.55
10/31/25 — — 517,400 257,525 1,236,600 257,525 2.58
10/31/24 — — 517,400 265,814 1,236,600 265,814 2.66
10/31/23 — — 517,400 243,503 1,236,600 243,503 2.44
10/31/22 — — 610,900 240,935 1,236,600 240,935 2.41
10/31/21 112,000 291,153 405,400 291,153 1,411,600 291,153 2.91
NZF
4/30/26
(e)
— — 641,000 285,604 677,000 285,604 2.86
10/31/25 — — 641,000 288,998 677,000 288,998 2.89
10/31/24 — — 641,000 298,569 677,000 298,569 2.99
10/31/23 — — 641,000 275,775 677,000 275,775 2.76
10/31/22 — — 641,000 243,831 727,000 243,831 2.44
10/31/21 — — 641,000 276,470 727,000 276,470 2.76
(a)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c)
NVG’s Series B and Series C MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NVG’s Series B and Series C MFP Shares were as follows:
(d)
Includes all preferred shares presented for the Fund.
(e)
Unaudited.
(f)
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.

Financial Highlights (continued)

The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$1,000
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
(c)
Asset
Coverage
Per $1
Liquidation
Preference
(d)
NMZ
4/30/26
(e)
$ — $ — $ 357,000 $ 376,565 $ — $ — $ 450,400 $ 376,565 $ 3.77
10/31/25 — — 357,000 449,299 — — — — —
10/31/24 — — 357,000 449,783 — — — — —
10/31/23 — — 357,000 393,599 — — — — —
10/31/22 — — 357,000 406,158 — — — — —
10/31/21 — — 257,000 646,596 — — — — —
NMCO
4/30/26
(e)
— — — — 404,000 247,387 — — —
10/31/25 — — — — 404,000 249,114 — — —
10/31/24 — — — — 415,000 254,782 — — —
10/31/23 — — — — 430,000 228,205 — — —
10/31/22 — — — — 450,000 237,489 — — —
10/31/21 — — — — 450,000 283,171 — — —
NDMO
4/30/26
(e)
— — — — 240,000 360,576 — — —
10/31/25 — — — — 240,000 363,282 — — —
10/31/24 — — — — 240,000 375,263 — — —
10/31/23 — — — — 240,000 343,127 — — —
10/31/22 — — — — 240,000 356,314 — — —
10/31/21 191,900 5,761 — — — — — — —
(a)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s borrowings (excluding temporary borrowings) then outstanding  and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate of the involuntary liquidation preference of the outstanding preferred shares and multiplying the result by 100,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings (excluding temporary borrowings) of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(d)
Includes all preferred shares presented for the Fund.
(e)
Unaudited.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NVG, NZF, NMZ, NMCO and NDMO were organized as Massachusetts business trusts on July 12, 1999, March 21, 2001, October 8,
2003, April 18, 2019 and November 4, 2019, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
NMZ – Fund Merger:
Effective before market open on April 27, 2026 Nuveen Missouri Quality Municipal Income Fund (NOM), Nuveen Pennsylvania
Quality Municipal Income Fund (NQP) and Nuveen New Jersey Quality Municipal Income Fund (NXJ) (the “Target Funds”) were reorganized into
NMZ (the “Acquiring Fund”) (the “Merger”). With respect to the Merger of the Target Funds with and into the Acquiring Fund, the separate legal existence of the Target Funds ceased for all purposes and the Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target
Funds. Shares of the Target Funds were converted into newly issued shares of the Acquiring Fund. Holders of common shares of the Target Funds received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Funds held immediately prior to the Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
NZF – Fund Merger:
On April 29, 2026, the Merger of Nuveen Minnesota Quality Municipal Income Fund (NMS) and Nuveen Virginia Quality
Municipal Income Fund (NPV) into NZF was approved by the Funds’ Board of Trustees (the “Board”). Each Merger is pending shareholder approval and satisfying other closing conditions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:

Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
Fund
Gross
Custodian Fee
Credits
NVG
$ —
NZF
—
NMZ
—
NMCO
—
NDMO
—

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
NVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 6,967,429 $ – $ 6,967,429
Municipal Bonds – 4,521,264,905 – 4,521,264,905
Variable Rate Senior Loan Interests – – 359,835 359,835
Short-Term Investments:
Municipal Bonds – 93,270,000 – 93,270,000
Total $ – $ 4,621,502,334 $ 359,835 $ 4,621,862,169
NZF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,043,906,851 $ – $ 4,043,906,851
Variable Rate Senior Loan Interests – – 243,974 243,974
Total $ – $ 4,043,906,851 $ 243,974 $ 4,044,150,825

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The fair value of the liabilities for preferred shares approximate their liquidation preference.
Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial
Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
NMZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ –* $ –
Exchange-Traded Funds 16,842,735 – – 16,842,735
Municipal Bonds – 3,574,572,928 769 3,574,573,697
Variable Rate Senior Loan Interests – – 52 52
Warrants – – 18,394 18,394
Short-Term Investments:
Municipal Bonds – 3,000,000 – 3,000,000
Total $ 16,842,735 $ 3,577,572,928 $ 19,215 $ 3,594,434,878
NMCO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 990,033,032 $ 491 $ 990,033,523
Variable Rate Senior Loan Interests – – 32 32
Warrants – – 25,931 25,931
Total $ – $ 990,033,032 $ 26,454 $ 990,059,486
NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 370,960 $ – $ 370,960
Municipal Bonds – 888,199,307 140 888,199,447
Variable Rate Senior Loan Interests – – 13 13
Warrants – – 65,025 65,025
Total $ – $ 888,570,267 $ 65,178 $ 888,635,445
* Value equals zero as of the end of the reporting period.

Notes to Financial Statements
(continued)
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-
deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the fiscal period, there were no loans outstanding under any such facility.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NVG
$ 181,610,000 $ 8,160,000 $ 189,770,000
NZF
355,200,000 — 355,200,000
NMZ
641,117,000 11,290,000 652,407,000
NMCO
32,970,000 — 32,970,000
NDMO
23,525,000 — 23,525,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NVG
$ 181,610,000 2.96%
NZF
357,469,589 3.04
NMZ
454,251,592 3.02
NMCO
35,182,959 3.00
NDMO
25,927,836 2.88

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds' maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities. As of the end of the reporting period, none of the Funds invested in an unfunded commitment.
Puerto Rico Electric Power Authority ("PREPA") Bonds:
On March 28, 2025, the Financial Oversight and Management Board for Puerto Rico (the
“FOMB”) filed the Fifth Amended Plan of Adjustment (the “Fifth Amended Plan”) that would reduce PREPA debt from approximately $10 billion to the equivalent of $2.6 billion of Base Consideration for creditors in cash or bonds, reflecting the projections and findings of a new PREPA fiscal plan that was certified by the FOMB on February 6, 2025.
The Fund’s holdings in Puerto Rico Electric Power Authority bonds experienced notable developments during the reporting period related to the utility's bankruptcy proceedings. Specifically, the federal government’s decision in August 2025 to remove several FOMB members. This action created additional uncertainty regarding the composition of the FOMB as well as the proposed plan's viability.
In response to these evolving circumstances, the Funds, along with other bondholders, chose to allow their Bond Purchase Agreement with the FOMB to expire on October 1, 2025. Instead, the Funds joined the amended and restated cooperation agreement with other non-settling bondholders and insurers. This coalition now represents nearly 90% of PREPA's outstanding revenue bonds. This unified creditor group seeks more favorable debt recovery terms and equitable treatment for all bondholders. As the bankruptcy court awaits appointment of new FOMB members and potential mediation proceedings the ultimate resolution timeline and terms remain subject to court approval and continued negotiation among stakeholders.
Management is monitoring the bankruptcy proceedings and ongoing developments on the valuation of the unfunded commitment and the existing
PREPA bonds held by the Fund.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NVG
$ 179,805,000 $ — $ 179,805,000
NZF
350,250,000 — 350,250,000
NMZ
641,117,000 11,290,000 652,407,000
NMCO
32,970,000 — 32,970,000
NDMO
23,525,000 — 23,525,000
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NVG
$ 509,438,982 $ 3,779,255 $ 516,649,361
NZF
198,410,227 — 223,671,573
NMZ
507,313,906 — 158,106,281
NMCO
69,581,497 — 75,306,888
NDMO
275,117,769 — 264,920,555

Notes to Financial Statements
(continued)
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the Securities and
Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf
Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’
current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
NVG NZF NMZ
Six Months
Ended
4/30/26
Year Ended
10/31/25
Six Months
Ended
4/30/26
Year Ended
10/31/25
Six Months
Ended
4/30/26
Year Ended
10/31/25
Maximum aggregate offering Unlimited Unlimited* Unlimited** — Unlimited Unlimited
Common shares sold 1,411,275 – 1,025,195 – 1,729,233 5,710,888
Offering proceeds, net of offering costs $18,039,835 $– $12,966,036 $– $18,199,432 $60,242,804
NMCO NDMO
Six Months
Ended
4/30/26
Year Ended
10/31/25
Six Months
Ended
4/30/26
Year Ended
10/31/25
Maximum aggregate offering 276,600,000*** 70,100,000 363,900,000 363,900,000
Common shares sold 725,311 376,132 691,336 68,571
Offering proceeds, net of offering costs $7,726,250 $4,021,801 $7,268,492 $723,849
* For the period November 1, 2024 through November 18, 2024.
** For the period February 25, 2026 through April 30, 2026.
*** For the period March 12, 2026 through April 30, 2026. For the period November 1, 2025 through March 11, 2026 the maximum aggregate offering was
70,100,000.

Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
NMZ has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NMZ had $356,692,505 AMTP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
NVG NZF
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Common Shares:
Sold through shelf offering 1,411,275 — 1,025,195 —
Issued to shareholders due to reinvestment of distributions 110,178 — 51,742 —
Total 1,521,453 — 1,076,937 —
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.73% –% 0.29% –%
NMZ NMCO
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Common Shares:
Sold through shelf offering 1,729,233 5,710,888 725,311 376,132
Issued to shareholders due to reinvestment of distributions 72,706 157,573 42,694 —
Total 1,801,939 5,868,461 768,005 376,132
Weighted average common share:
Premium to NAV per shelf offering common share sold 1.12% 1.23% 0.64% 0.41%
NDMO
Unaudited
Six Months
Ended
4/30/26
Year Ended
10/31/25
Common Shares:
Sold through shelf offering 691,336 68,571
Issued to shareholders due to reinvestment of distributions 44,927 —
Total 736,263 68,571
Weighted average common share:
Premium to NAV per shelf offering common share sold 0.47% 0.25%
Fund Series
Shares
Outstanding
Liquidation
Preference
NMZ 2028 870 $87,000,000
2031 1,700 $170,000,000
2032 1,000 $100,000,000

Notes to Financial Statements
(continued)
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
NVG, NZF, NMCO and NDMO have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000
($1,000 for NVG's Series B and Series C) liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current fiscal period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMZ 180-day 2028 March 1, 2028* August 31, 2018
360-day 2031 April 1, 2031* April 17, 2023
180-day 2032 June 1, 2032* June 8, 2023
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NMZ
$ 357,000,000 3.54%

shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NVG, NZF, NMCO and NDMO had $516,276,384, $640,210,646, $403,453,164 and $239,721,699 of MFP
Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NVG, NZF and NMZ had $1,234,290,204, $674,073,140 and $449,149,764 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NVG A 674 $67,400,000 January 3, 2028 VRM January 3, 2028*
B 200,000 $200,000,000 March 1, 2029 VRRM March 1, 2029
C 250,000 $250,000,000 December 1, 2031 VRRM December 1, 2031
NZF A 1,500 $150,000,000 May 1, 2047 VRM April 28, 2027
B 1,550 $155,000,000 February 3, 2048 VRM February 3, 2048*
C 3,360 $336,000,000 June 1, 2048 VRM N/A
NMCO A 1,000 $100,000,000 January 1, 2031 VRDM N/A
B 2,050 $205,000,000 January 1, 2031 VRM N/A
C 990 $99,000,000 January 1, 2031 VRM May 17, 2028
NDMO A 2,400 $240,000,000 September 1, 2032 VRM September 1, 2032
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 517,400,000 3.01%
NZF
641,000,000 3.44
NMCO
404,000,000 3.33
NDMO
240,000,000 3.39

Notes to Financial Statements
(continued)
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NZF’s Series 1 and Series 2 VRDP Shares and NMZ’s Series 1 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period
VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period. The fair value of Special Rate VRDP Shares is expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NVG 1 1,790 0.10% $179,000,000 N/A December 1, 2043
2 2,954 0.10% $295,400,000 N/A December 1, 2040
4 1,800 0.10% $180,000,000 N/A June 1, 2046
5 2,955 0.10% $295,500,000 N/A December 1, 2040
6 2,867 0.10% $286,700,000 N/A December 1, 2040
NZF 1 2,688 N/A** $268,800,000 March 1, 2040*** March 1, 2040
2 2,622 N/A** $262,200,000 March 1, 2040*** March 1, 2040
3 1,460 0.05% $146,000,000 N/A June 1, 2040
NMZ 1 4,504 N/A** $450,400,000 N/A April 1, 2043
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
*** Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 1,236,600,000 2.47%
NZF
677,000,000 3.38
NMZ
450,400,000 2.59

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NZF’s Series 1 and Series 2 VRDP Shares and NMZ’s Series 1 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period
VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period. The fair value of Special Rate VRDP Shares is expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NVG 1 1,790 0.10% $179,000,000 N/A December 1, 2043
2 2,954 0.10% $295,400,000 N/A December 1, 2040
4 1,800 0.10% $180,000,000 N/A June 1, 2046
5 2,955 0.10% $295,500,000 N/A December 1, 2040
6 2,867 0.10% $286,700,000 N/A December 1, 2040
NZF 1 2,688 N/A** $268,800,000 March 1, 2040*** March 1, 2040
2 2,622 N/A** $262,200,000 March 1, 2040*** March 1, 2040
3 1,460 0.05% $146,000,000 N/A June 1, 2040
NMZ 1 4,504 N/A** $450,400,000 N/A April 1, 2043
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
*** Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 1,236,600,000 2.47%
NZF
677,000,000 3.38
NMZ
450,400,000 2.59
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax and in the case of NVG, the AMT applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
October 31, 2025
NMCO Series Shares Amount
MFP Shares redeemed C (110) (11,000,000)
Six Months Ended
April 30, 2026
NMZ Series Shares Amount
VRDP Shares issued* 1 4,504 $450,400,000
* Issued in the Merger.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NVG
$ 4,564,693,581 $ 114,276,133 $ (238,717,472) $ (124,441,339)
NZF
3,634,087,307 138,902,348 (84,038,674) 54,863,674
NMZ
3,039,246,148 82,656,425 (165,738,227) (83,081,802)
NMCO
1,051,182,545 29,794,925 (120,902,087) (91,107,162)
NDMO
895,620,363 17,547,777 (47,750,467) (30,202,690)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NVG
$ — $ 506,750 $ — $ (93,056,417) $ (90,538,442) $ — $ (16,868,267) $ (199,956,376)
NZF
— 1,110,512 — 84,211,198 (250,667,837) — (15,401,460) (180,747,587)
NMZ
— 554,885 — (84,716,936) (162,290,274) — (7,696,256) (254,148,581)
NMCO
— 905,934 — (84,571,706) (115,595,684) — (3,805,635) (203,067,091)
NDMO
— 385,884 — (24,877,590) (146,998,841) — (3,720,415) (175,210,962)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2025 and paid on November 3, 2025.

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund Short-Term Long-Term Total
NVG $ 13,677,139 $ 76,861,303 $ 90,538,442
NZF
1
176,071,370 74,596,467 250,667,837
NMZ 43,170,287 119,119,987 162,290,274
NMCO 87,954,428 27,641,256 115,595,684
NDMO 57,879,667 89,119,174 146,998,841
1
A portion of NZF’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
NVG
NZF NMZ NMCO NDMO
Average Daily Managed Assets*
Fund-Level Fee
Rate
Fund-Level Fee
Rate
Fund-Level Fee
Rate
Fund-Level Fee
Rate
For the first $125 million 0.5000% 0.5500% 0.7500% 0.7000%
For the next $125 million 0.4875 0.5375 0.7375 0.6875
For the next $250 million 0.4750 0.5250 0.7250 0.6750
For the next $500 million 0.4625 0.5125 0.7125 0.6625
For the next $1 billion 0.4500 0.5000 0.7000 0.6500
For the next $3 billion 0.4250 0.4750 0.6750 0.6250
For managed assets over $5 billion 0.4125 0.4625 0.6625 0.6125
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

As of the end of the reporting period, the annual complex-level fee for each Fund was as follows:
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Affiliated Investments:
 Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
Fund
Complex-Level Fee
NVG
0.1557%
NZF
0.1557
NMZ
0.1557
NMCO
0.1557
NDMO
0.1557
Fund
Purchases Sales
Realized
Gain (Loss)
NVG
$ — $ — $ —
NZF
— — —
NMZ
156,074,965 — —
NMCO
— — —
NDMO
— — —
Issue
Value at
10/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
4/30/26
Value at
4/30/26
Dividend
Income
NMZ
Exchange-Traded Funds
Nuveen High Yield Municipal
Income ETF $16,871,355 $– $– $– $(28,620) 675,000 $16,842,735 $–
Total $16,871,355 $– $– $– $(28,620) 675,000 $16,842,735 $–

Notes to Financial Statements
(continued)
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’
financial statements.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
During the Funds' utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
11. Inter-Fund Borrowing and Lending
Inter-Fund Lending Program:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-
end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund
Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than
Fund
Maximum
Outstanding
Balance
NVG
$ —
NZF
12,600,000
NMZ
12,600,000
NMCO
10,400,000
NDMO
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NVG
— $ — — %
NZF
32 9,007,813 4.93
NMZ
23 8,945,236 4.84
NMCO
22 7,036,364 5.01
NDMO
— — —

10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
12. Fund Merger
The Merger as previously described in these Notes to Financial Statements was structured to qualify as a tax-free merger under the Internal Revenue
Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result.
Prior to the closing of the Merger, the Target Fund distributed all of its net investment income and capital gains, if any. Such a distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments:
The cost, fair value and net unrealized appreciation (depreciation) of the investments (including investments in derivatives) of the
Target Fund as of the date of the Merger, were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Common Shares:
The common shares outstanding, net assets applicable to common shares and NAV per common share outstanding immediately before and after the Merger were as follows:
Pro Forma Results of Operations:
The beginning of NOM’s current fiscal period was June 1, 2025 and the beginning of NQP and NXJ’s current fiscal period was September 1, 2025. Assuming the Merger had been completed on November 1, 2025, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period, are as follows:
NOM NQP NXJ
Cost of investments $24,251,176 $567,310,552 $656,421,063
Fair value of investments 24,318,937 562,808,010 673,904,413
Net unrealized appreciation (depreciation) of investments 67,762 (4,502,542) 17,483,351
Target Fund - Prior to Merger NOM NQP NXJ
Common shares outstanding 2,354,465 37,217,802 41,232,935
Net assets applicable to common shares $24,687,673 $455,688,755 $519,830,059
NAV per common share outstanding $10.49 $12.24 $12.61
Acquiring Fund - Prior to Merger NMZ
Common shares outstanding 119,302,046
Net assets applicable to common shares $1,242,142,194
NAV per common share outstanding $10.41
Acquiring Fund - Post Merger NMZ
Common shares outstanding 215,367,715
Net assets applicable to common shares $2,242,348,681
NAV per common share outstanding $10.41

Notes to Financial Statements
(continued)
13. Subsequent Events
Line of Credit:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.
Acquiring Fund - Pro Forma Results from Operations NMZ
Net investment income (loss) $54,699,119
Net realized and unrealized gains (losses) (113,046,283)
Change in net assets resulting from operations (58,347,164)

Shareholder Meeting Report

(Unaudited)
The special meeting of shareholders for NMZ was held on February 26, 2026; at this meeting the shareholders were asked to approve an Agreement and Plan of Merger that if approved would merge NXJ, NQP, and NOM into NMZ. Additionally, shareholders were asked to approve the issuance of additional common shares of NMZ in connection with the Agreement and Plan of Merger.
The vote totals for NMZ are set forth below:
NMZ
Common
and Preferred
shares voting
together as a
class
Preferred
Shares voting
together as a
class
To approve an Agreement and Plan of Merger for NXJ:
For — 3,570
Against — —
Abstain — —
Total — 3,570
To approve an Agreement and Plan of Merger for NQP:
For — 3,570
Against — —
Abstain — —
Total — 3,570
To approve an Agreement and Plan of Merger for NOM:
For — 3,570
Against — —
Abstain — —
Total — 3,570
To approve the issuance of additional common shares:
For 52,061,189 —
Against 7,335,136 —
Abstain 2,566,776 —
Total 61,963,101 —

Shareholder Meeting Report
(continued)
The annual meeting of shareholders for NMCO was held on April 16, 2026; at this meeting the shareholders were asked to elect Board Members.
The vote totals for NMCO are set forth below:
NMCO
Common
and Preferred
shares voting
together as a
class
Preferred
Shares voting
together as a
class
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 45,554,621 —
Withhold 1,798,170 —
Total 47,352,791 —
Amy B. R. Lancellotta
For 45,137,623 —
Withhold 2,215,168 —
Total 47,352,791 —
John K. Nelson
For 41,831,897 —
Withhold 5,520,894 —
Total 47,352,791 —
Terence J. Toth
For 41,766,465 —
Withhold 5,586,326 —
Total 47,352,791 —
Albin F. Moschner
For — 4,040
Withhold — —
Total — 4,040
Margaret L. Wolff
For — 4,040
Withhold — —
Total — 4,040

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NVG NZF NMZ NMCO NDMO
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)
Nuveen AMT-Free Municipal Credit Income Fund
Nuveen Municipal Credit Income Fund
Nuveen Municipal High Income Opportunity Fund
Nuveen Municipal Credit Opportunities Fund
Nuveen Dynamic Municipal Opportunities Fund
(collectively, the “Funds” )
I. The Approval Process
At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a
“Board Member”) of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) pursuant to which NFAL serves as the investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with
Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers
Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the
“funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity
Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.
The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the
Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management
Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are
collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members
considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d)
compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable);
(f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; (j) management of distributions; and (k) with respect to closed-end funds, closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value.
In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe, as well as a description of Broadridge’s methodology in compiling the expense universe.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the
Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory
Agreements.
As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”)
to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the
Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.
The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory
Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory
Agreements is set forth in Section II below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel;
succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.
In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.
The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The
Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management;
oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.
With respect to closed-end Nuveen funds, such services also include managing leverage; managing distributions; providing capital management and secondary market services (such as implementing common share shelf offerings, rights offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee
monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment
Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”)
and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.
In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.
With respect to closed-end Nuveen funds, the Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviewed certain performance data reflecting, among other things, premium/discount data at their quarterly meetings with an annual review of the closed-end fund market for the 2025 calendar year at the February Meeting. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.
Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.
With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.
In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-
wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.
The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data.
More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). The Board considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.
In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.
The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.
The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.
In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end Nuveen funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-
end funds may create a conflict of interest for the Adviser and Sub-Adviser (as applicable) given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the applicable fund’s return.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts
(“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable).
The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements;
the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. The Board, however, considered that there were no comparable clients for the closed-end Nuveen funds. Further, the Board considered the differences in risks the
Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.
With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.
The Board concluded that the varying levels of fees were reasonable given the foregoing.
3. Profitability of Fund Advisers
In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b)
certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate
(i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.
In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.
Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).
Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.
The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-
level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-
level breakpoints and the complex-level breakpoints for the 2025 calendar year. With respect to closed-end funds, the Board considered the limited ability of closed-end funds to increase their assets as fund growth is primarily a result of portfolio appreciation with some funds occasionally raising assets in rights offerings and shelf offerings. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.
The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the
Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.
In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Additional Fund-Specific Factors
For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.
______________________________________________________________________________
Nuveen AMT-Free Municipal Credit Income Fund
Relative Net Performance
Comparative Fees and Expenses
• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
______________________________________________________________________________
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile First Quartile Second Quartile
Performance Benchmark
Underperformed Performed in line with Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Nuveen Municipal Credit Income Fund
Relative Net Performance
Comparative Fees and Expenses
• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
______________________________________________________________________________
Nuveen Municipal High Income Opportunity Fund
Relative Net Performance
Comparative Fees and Expenses
______________________________________________________________________________
Nuveen Municipal Credit Opportunities Fund
Relative Net Performance
Comparative Fees and Expenses
• In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.
•• In considering the Fund’s position relative to the peers in the Expense Universe, the Board considered, among other things, the small size of the set of peers in the Expense Universe as well as a discussion of the differences in investment strategies of the peers limiting some of the value of the comparative data.
••• The Board also considered a discussion of the investment process and mandates of the Fund contributing to the management fee for the Fund.
______________________________________________________________________________
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Second Quartile First Quartile Second Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Third Quartile Third Quartile Third Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
Fourth Quartile Fourth Quartile Second Quartile
Performance Benchmark
Underperformed Underperformed Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median

Nuveen Dynamic Municipal Opportunities Fund
Relative Net Performance
Comparative Fees and Expenses
• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.
•• In considering the Fund’s position relative to the peers in the Expense Universe, the Board considered a discussion of the differences in the investment strategies of the peers compared to that of the Fund limiting some of the value of the comparative data. The Board also considered that the Fund’s total expense ratio improved from the prior year.
______________________________________________________________________________
G. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
II. Subsequent Approvals of Advisory Agreements
As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the
Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.
At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the
Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.
In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the
Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The
Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory
Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the
Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.
One-Year Period Three-Year Period Five-Year Period
Performance Peer Group Quartile
First Quartile First Quartile Fourth Quartile
Performance Benchmark
Underperformed Outperformed Underperformed
Expense Universe
Actual Management Fee Rate
Above Median
Net Total Expense Ratio
Above Median

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0426P 5444448
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal High Income Opportunity Fund

Date: July 2, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 2, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)